Schwab Strategic Trust
Schwab Fundamental U.S. Broad Market Index ETF

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.6%
Adient plc *	6,947	118,169
American Axle & Manufacturing Holdings, Inc. *	5,449	38,742
Aptiv plc	2,845	214,371
Autoliv, Inc.	1,705	108,404
BorgWarner, Inc.	4,193	134,805
Cooper Tire & Rubber Co.	2,076	53,416
Cooper-Standard Holding, Inc. *	1,322	13,868
Dana, Inc.	4,038	51,040
Delphi Technologies plc *	3,049	39,271
Dorman Products, Inc. *	272	19,018
Ford Motor Co.	144,851	827,099
Fox Factory Holding Corp. *	31	2,236
Garrett Motion, Inc. *	1,865	9,642
General Motors Co.	43,725	1,131,603
Gentex Corp.	2,554	67,528
Gentherm, Inc. *	382	15,547
Harley-Davidson, Inc.	3,204	68,373
LCI Industries	333	32,944
Lear Corp.	1,743	184,845
Modine Manufacturing Co. *	1,581	8,458
Standard Motor Products, Inc.	362	15,403
Stoneridge, Inc. *	286	5,886
Tenneco, Inc., Class A *	4,139	27,980
Tesla, Inc. *	59	49,265
The Goodyear Tire & Rubber Co.	16,846	128,198
Thor Industries, Inc.	1,307	112,663
Veoneer, Inc. *	958	10,327
Visteon Corp. *	1,776	127,872
Winnebago Industries, Inc.	370	20,128
		3,637,101

Banks 4.7%
Associated Banc-Corp.	1,386	19,418
Atlantic Union Bankshares Corp.	306	7,084
Axos Financial, Inc. *	94	2,049
BancorpSouth Bank	656	14,583
Bank of America Corp.	60,858	1,467,895
Bank of Hawaii Corp.	307	19,749
Bank OZK	771	17,340
BankUnited, Inc.	957	17,685
Banner Corp.	211	7,925
Berkshire Hills Bancorp, Inc.	84	909
BOK Financial Corp.	251	12,786
Boston Private Financial Holdings, Inc.	787	5,407
Brookline Bancorp, Inc.	134	1,246
Cadence BanCorp	201	1,622
Capitol Federal Financial, Inc.	1,160	13,601
Cathay General Bancorp	532	14,465
Central Pacific Financial Corp.	348	5,606
CIT Group, Inc.	2,849	51,681
Citigroup, Inc.	31,919	1,529,239
Security	Number of Shares	Value ($)
Citizens Financial Group, Inc.	4,954	119,391
Columbia Banking System, Inc.	456	11,108
Comerica, Inc.	1,499	54,489
Commerce Bancshares, Inc.	508	32,375
Community Bank System, Inc.	223	13,251
Credicorp Ltd.	126	17,365
Cullen/Frost Bankers, Inc.	363	27,577
CVB Financial Corp.	512	9,989
Eagle Bancorp, Inc.	51	1,650
East West Bancorp, Inc.	1,062	37,117
Essent Group Ltd.	300	9,915
F.N.B. Corp.	2,515	18,636
Federal Agricultural Mortgage Corp., Class C	30	1,924
Fifth Third Bancorp	10,031	194,501
First BanCorp	1,137	6,219
First Citizens BancShares, Inc., Class A	41	15,785
First Commonwealth Financial Corp.	687	5,620
First Financial Bancorp	476	6,326
First Financial Bankshares, Inc.	350	10,724
First Hawaiian, Inc.	799	13,783
First Horizon National Corp.	1,747	16,334
First Interstate BancSystem, Inc., Class A	60	1,875
First Merchants Corp.	64	1,796
First Midwest Bancorp, Inc.	634	8,274
First Republic Bank	523	56,573
Flagstar Bancorp, Inc.	81	2,373
Fulton Financial Corp.	1,569	17,589
Glacier Bancorp, Inc.	418	17,217
Great Western Bancorp, Inc.	484	6,892
Hancock Whitney Corp.	642	13,880
Heartland Financial USA, Inc.	49	1,569
Hilltop Holdings, Inc.	524	9,794
Home BancShares, Inc.	882	12,763
Hope Bancorp, Inc.	971	9,220
Huntington Bancshares, Inc.	7,705	68,497
IBERIABANK Corp.	252	10,687
Independent Bank Corp.	127	8,823
International Bancshares Corp.	408	12,558
Investors Bancorp, Inc.	1,678	14,565
JPMorgan Chase & Co.	27,212	2,648,000
KeyCorp	7,662	90,795
M&T Bank Corp.	1,170	123,622
MGIC Investment Corp.	2,722	22,348
National Bank Holdings Corp., Class A	253	6,654
NBT Bancorp, Inc.	322	10,085
New York Community Bancorp, Inc.	5,998	60,280
Northwest Bancshares, Inc.	764	7,609
OFG Bancorp	490	5,954
Old National Bancorp	1,008	13,699
PacWest Bancorp	1,214	21,014
Park National Corp.	118	8,835
People's United Financial, Inc.	3,084	35,312
Pinnacle Financial Partners, Inc.	245	9,763
Popular, Inc.	756	29,854
Prosperity Bancshares, Inc.	509	33,284
Provident Financial Services, Inc.	405	5,277
Radian Group, Inc.	1,495	23,741

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Regions Financial Corp.	10,348	117,036
Renasant Corp.	95	2,291
S&T Bancorp, Inc.	65	1,446
Sandy Spring Bancorp, Inc.	65	1,576
Signature Bank	252	25,933
Simmons First National Corp., Class A	401	6,877
South State Corp.	185	9,725
Sterling Bancorp	671	8,253
SVB Financial Group *	196	42,091
Synovus Financial Corp.	1,206	23,143
TCF Financial Corp.	1,009	29,180
Texas Capital Bancshares, Inc. *	311	8,322
The Bank of NT Butterfield & Son Ltd.	377	9,210
The PNC Financial Services Group, Inc.	4,343	495,276
Towne Bank	100	1,886
Truist Financial Corp.	10,557	388,286
Trustmark Corp.	513	12,204
U.S. Bancorp	14,747	524,403
UMB Financial Corp.	256	13,128
Umpqua Holdings Corp.	2,105	23,976
United Bankshares, Inc.	630	18,320
United Community Banks, Inc.	420	8,211
Valley National Bancorp	2,174	17,349
Walker & Dunlop, Inc.	254	10,287
Washington Federal, Inc.	818	21,154
Webster Financial Corp.	630	17,829
Wells Fargo & Co.	59,507	1,575,150
WesBanco, Inc.	314	6,726
Westamerica BanCorp	126	7,432
Western Alliance Bancorp	332	12,666
Wintrust Financial Corp.	321	13,598
WSFS Financial Corp.	56	1,550
Zions Bancorp NA	1,117	36,755
		10,756,709

Capital Goods 7.8%
3M Co.	6,512	1,018,737
A.O. Smith Corp.	1,218	57,855
AAON, Inc.	210	11,376
AAR Corp.	722	14,563
Acuity Brands, Inc.	485	41,783
Advanced Drainage Systems, Inc.	48	2,128
AECOM *	2,794	108,323
Aegion Corp. *	773	11,603
AerCap Holdings N.V. *	2,114	68,155
Aerojet Rocketdyne Holdings, Inc. *	64	2,806
AGCO Corp.	1,468	81,078
Air Lease Corp.	822	24,750
Alamo Group, Inc.	125	12,915
Albany International Corp., Class A	178	10,733
Allegion plc	317	31,605
Allison Transmission Holdings, Inc.	1,651	62,276
Altra Industrial Motion Corp.	373	11,563
American Woodmark Corp. *	136	8,535
AMETEK, Inc.	1,236	113,354
Apogee Enterprises, Inc.	507	10,470
Applied Industrial Technologies, Inc.	654	37,932
Arcosa, Inc.	1,089	41,567
Argan, Inc.	253	9,359
Armstrong World Industries, Inc.	232	17,491
Astec Industries, Inc.	552	23,449
Astronics Corp. *	128	1,169
Atkore International Group, Inc. *	504	13,527
AZZ, Inc.	397	12,569
Barnes Group, Inc.	535	20,212
Beacon Roofing Supply, Inc. *	1,158	28,510
BMC Stock Holdings, Inc. *	963	25,202
Briggs & Stratton Corp.	4,134	6,780
Security	Number of Shares	Value ($)
Builders FirstSource, Inc. *	947	19,707
BWX Technologies, Inc.	565	35,352
CAI International, Inc. *	99	1,862
Carlisle Cos., Inc.	521	62,447
Carrier Global Corp. *	8,770	179,522
Caterpillar, Inc.	5,927	712,011
Chart Industries, Inc. *	207	8,125
Colfax Corp. *	1,365	38,302
Columbus McKinnon Corp.	67	2,038
Comfort Systems USA, Inc.	466	17,242
Crane Co.	470	26,188
Cubic Corp.	250	10,303
Cummins, Inc.	2,294	389,062
Curtiss-Wright Corp.	372	37,312
Deere & Co.	3,470	527,856
Donaldson Co., Inc.	1,188	56,371
Douglas Dynamics, Inc.	51	1,864
Dover Corp.	1,348	131,093
DXP Enterprises, Inc. *	327	5,765
Dycom Industries, Inc. *	713	30,017
Eaton Corp. plc	5,799	492,335
EMCOR Group, Inc.	886	56,305
Emerson Electric Co.	7,970	486,329
Encore Wire Corp.	407	19,654
Enerpac Tool Group Corp.	947	16,951
EnerSys	728	46,082
EnPro Industries, Inc.	262	11,811
ESCO Technologies, Inc.	156	12,887
Fastenal Co.	4,026	166,113
Federal Signal Corp.	490	14,279
Flowserve Corp.	1,766	46,093
Fluor Corp.	12,040	139,784
Fortive Corp.	1,389	84,701
Fortune Brands Home & Security, Inc.	1,715	104,546
Franklin Electric Co., Inc.	412	20,897
GATX Corp.	692	43,416
Generac Holdings, Inc. *	386	42,950
General Dynamics Corp.	3,211	471,471
General Electric Co.	234,647	1,541,631
Gibraltar Industries, Inc. *	265	11,663
GMS, Inc. *	663	13,585
Graco, Inc.	910	43,871
Granite Construction, Inc.	1,112	19,571
Griffon Corp.	784	13,171
H&E Equipment Services, Inc.	631	10,815
HD Supply Holdings, Inc. *	1,681	53,305
HEICO Corp.	83	8,363
HEICO Corp., Class A	161	13,516
Herc Holdings, Inc. *	364	10,374
Hexcel Corp.	707	25,586
Hillenbrand, Inc.	1,101	28,340
Honeywell International, Inc.	5,053	736,980
Howmet Aerospace, Inc.	4,846	63,386
Hubbell, Inc.	596	72,962
Huntington Ingalls Industries, Inc.	479	95,747
Hyster-Yale Materials Handling, Inc.	312	11,422
IDEX Corp.	416	66,298
Illinois Tool Works, Inc.	3,219	555,149
Ingersoll Rand, Inc. *	1,683	47,461
Insteel Industries, Inc.	411	7,254
ITT, Inc.	756	43,621
Jacobs Engineering Group, Inc.	1,712	143,842
JELD-WEN Holding, Inc. *	806	10,986
John Bean Technologies Corp.	129	10,597
Johnson Controls International plc	8,006	251,469
Kadant, Inc.	24	2,324
Kaman Corp.	332	13,280
Kennametal, Inc.	1,047	29,044
L3Harris Technologies, Inc.	1,386	276,438

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Lennox International, Inc.	180	38,491
Lincoln Electric Holdings, Inc.	775	63,682
Lindsay Corp.	152	14,276
Lockheed Martin Corp.	1,551	602,470
Lydall, Inc. *	430	4,653
Masco Corp.	2,176	101,510
Masonite International Corp. *	446	29,606
MasTec, Inc. *	743	29,088
Maxar Technologies, Inc. *	214	3,225
Meritor, Inc. *	758	15,448
Moog, Inc., Class A	502	27,254
MRC Global, Inc. *	2,515	14,889
MSC Industrial Direct Co., Inc., Class A	763	52,906
Mueller Industries, Inc.	1,360	36,421
Mueller Water Products, Inc., Class A	1,589	14,841
MYR Group, Inc. *	504	14,520
National Presto Industries, Inc.	90	8,099
Navistar International Corp. *	89	2,238
Nordson Corp.	342	64,416
Northrop Grumman Corp.	1,378	461,906
NOW, Inc. *	3,611	26,902
nVent Electric plc	1,818	33,324
Oshkosh Corp.	1,260	90,493
Otis Worldwide Corp.	4,392	231,239
Owens Corning	1,878	98,595
PACCAR, Inc.	4,489	331,558
Parker-Hannifin Corp.	1,321	237,740
Patrick Industries, Inc.	255	13,227
Pentair plc	2,001	78,319
Primoris Services Corp.	1,000	16,690
Proto Labs, Inc. *	89	11,245
Quanex Building Products Corp.	630	7,812
Quanta Services, Inc.	3,082	113,818
Raven Industries, Inc.	305	6,542
Raytheon Technologies Corp.	14,848	957,993
RBC Bearings, Inc. *	96	13,502
Regal Beloit Corp.	717	57,030
Resideo Technologies, Inc. *	4,914	34,693
REV Group, Inc.	236	1,440
Rexnord Corp.	942	28,354
Rockwell Automation, Inc.	983	212,485
Roper Technologies, Inc.	292	114,990
Rush Enterprises, Inc., Class A	854	35,544
Sensata Technologies Holding plc *	1,231	43,885
Simpson Manufacturing Co., Inc.	327	26,180
SiteOne Landscape Supply, Inc. *	140	14,883
Snap-on, Inc.	642	83,261
Spirit AeroSystems Holdings, Inc., Class A	1,408	30,511
SPX FLOW, Inc. *	561	19,399
Standex International Corp.	177	9,365
Stanley Black & Decker, Inc.	1,403	176,006
Teledyne Technologies, Inc. *	149	55,744
Tennant Co.	166	10,614
Terex Corp.	2,303	36,203
Textron, Inc.	3,921	121,433
The Boeing Co.	3,449	503,037
The Greenbrier Cos., Inc.	1,476	31,321
The Manitowoc Co., Inc. *	632	5,909
The Middleby Corp. *	343	23,358
The Timken Co.	1,110	47,219
The Toro Co.	664	47,191
Titan Machinery, Inc. *	694	7,266
Trane Technologies plc	2,049	184,840
TransDigm Group, Inc.	242	102,806
Trex Co., Inc. *	176	21,141
TriMas Corp. *	413	9,767
Trinity Industries, Inc.	3,593	71,752
Triton International Ltd.	632	19,276
Tutor Perini Corp. *	2,796	29,358
Security	Number of Shares	Value ($)
UFP Industries, Inc.	1,097	50,166
United Rentals, Inc. *	1,477	205,141
Univar Solutions, Inc. *	2,145	33,162
Valmont Industries, Inc.	411	46,854
Vectrus, Inc. *	204	11,204
W.W. Grainger, Inc.	619	191,655
Wabash National Corp.	1,994	19,043
Watsco, Inc.	375	66,716
Watts Water Technologies, Inc., Class A	214	17,796
Welbilt, Inc. *	715	4,347
WESCO International, Inc. *	1,814	60,406
Westinghouse Air Brake Technologies Corp.	784	47,879
Woodward, Inc.	347	23,797
Xylem, Inc.	944	62,625
		17,669,459

Commercial & Professional Services 1.0%
ABM Industries, Inc.	1,291	39,672
ACCO Brands Corp.	2,228	13,791
ADT, Inc.	435	3,080
Advanced Disposal Services, Inc. *	586	18,271
ASGN, Inc. *	563	34,675
Brady Corp., Class A	403	20,605
CBIZ, Inc. *	429	9,717
Cimpress plc *	91	8,202
Cintas Corp.	428	106,127
Clean Harbors, Inc. *	527	31,299
Copart, Inc. *	469	41,924
CoreLogic, Inc.	869	43,068
CoStar Group, Inc. *	33	21,674
Covanta Holding Corp.	1,761	15,849
Deluxe Corp.	1,081	25,220
Equifax, Inc.	630	96,743
Exponent, Inc.	165	12,250
FTI Consulting, Inc. *	294	35,415
Harsco Corp. *	885	9,877
Healthcare Services Group, Inc.	994	23,776
Herman Miller, Inc.	764	17,587
HNI Corp.	890	22,668
Huron Consulting Group, Inc. *	207	9,576
IAA, Inc. *	868	35,588
ICF International, Inc.	193	12,657
IHS Markit Ltd.	1,195	83,005
Insperity, Inc.	166	8,605
Interface, Inc.	1,101	9,347
KAR Auction Services, Inc.	1,029	14,766
Kelly Services, Inc., Class A	1,980	29,680
Kforce, Inc.	403	12,171
Knoll, Inc.	661	6,980
Korn Ferry	607	18,368
ManpowerGroup, Inc.	2,124	146,853
Matthews International Corp., Class A	545	11,282
McGrath RentCorp	213	11,877
Mobile Mini, Inc.	421	13,489
MSA Safety, Inc.	162	19,268
Nielsen Holdings plc	7,938	110,259
Pitney Bowes, Inc.	13,626	32,294
Quad/Graphics, Inc.	3,162	9,012
R.R. Donnelley & Sons Co.	10,327	11,256
Republic Services, Inc.	1,667	142,462
Resources Connection, Inc.	887	9,748
Robert Half International, Inc.	1,925	97,675
Rollins, Inc.	526	21,987
SP Plus Corp. *	428	8,718
Steelcase, Inc., Class A	1,883	21,805
Stericycle, Inc. *	777	42,603
Team, Inc. *	606	2,988
Tetra Tech, Inc.	409	32,270

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Brink's Co.	258	10,346
TransUnion	428	36,932
TriNet Group, Inc. *	48	2,579
TrueBlue, Inc. *	1,386	21,428
UniFirst Corp.	147	26,431
US Ecology, Inc.	155	5,219
Verisk Analytics, Inc.	427	73,734
Viad Corp.	257	4,713
Waste Management, Inc.	3,024	322,812
		2,142,273

Consumer Durables & Apparel 1.6%
Acushnet Holdings Corp.	397	13,268
Beazer Homes USA, Inc. *	897	8,809
Brunswick Corp.	1,260	69,313
Callaway Golf Co.	814	12,470
Capri Holdings Ltd. *	4,539	68,267
Carter's, Inc.	724	62,199
Cavco Industries, Inc. *	60	11,411
Century Communities, Inc. *	56	1,654
Columbia Sportswear Co.	252	18,411
Crocs, Inc. *	389	11,145
D.R. Horton, Inc.	3,318	183,485
Deckers Outdoor Corp. *	274	50,013
Ethan Allen Interiors, Inc.	870	9,831
Fossil Group, Inc. *	6,285	19,169
G-III Apparel Group Ltd. *	1,100	11,363
Garmin Ltd.	885	79,800
Hanesbrands, Inc.	5,767	56,863
Hasbro, Inc.	996	73,216
Helen of Troy Ltd. *	220	40,022
iRobot Corp. *	252	18,577
KB Home	873	28,879
Kontoor Brands, Inc. *	580	8,480
La-Z-Boy, Inc.	931	23,945
Leggett & Platt, Inc.	1,867	57,112
Lennar Corp., Class A	2,206	133,375
LGI Homes, Inc. *	36	3,003
Lululemon Athletica, Inc. *	254	76,224
M.D.C Holdings, Inc.	630	21,414
M/I Homes, Inc. *	477	15,970
Mattel, Inc. *	9,646	88,840
Meritage Homes Corp. *	535	37,183
Mohawk Industries, Inc. *	989	92,175
Movado Group, Inc.	424	4,452
Newell Brands, Inc.	7,513	98,796
NIKE, Inc., Class B	7,849	773,754
NVR, Inc. *	30	96,648
Oxford Industries, Inc.	252	10,740
Polaris, Inc.	975	85,156
PulteGroup, Inc.	3,864	131,260
PVH Corp.	1,513	68,796
Ralph Lauren Corp.	1,068	80,645
Skechers U.S.A., Inc., Class A *	1,427	44,694
Smith & Wesson Brands, Inc. *	1,917	22,659
Steven Madden Ltd.	1,096	25,778
Sturm Ruger & Co., Inc.	383	23,876
Tapestry, Inc.	5,670	77,112
Taylor Morrison Home Corp., Class A *	2,278	44,034
Tempur Sealy International, Inc. *	319	20,808
Toll Brothers, Inc.	1,715	55,412
TopBuild Corp. *	274	31,425
TRI Pointe Group, Inc. *	2,225	31,862
Tupperware Brands Corp.	3,695	11,935
Under Armour, Inc., Class A *	1,386	12,128
Under Armour, Inc., Class C *	1,418	11,145
Universal Electronics, Inc. *	221	9,998
VF Corp.	2,772	155,509
Security	Number of Shares	Value ($)
Vista Outdoor, Inc. *	3,690	35,830
Whirlpool Corp.	1,639	199,663
Wolverine World Wide, Inc.	1,193	24,981
		3,594,982

Consumer Services 1.8%
Adtalem Global Education, Inc. *	963	32,222
American Public Education, Inc. *	352	11,063
Aramark	3,109	80,492
Arcos Dorados Holdings, Inc., Class A	2,538	9,847
BJ's Restaurants, Inc.	409	8,883
Bloomin' Brands, Inc.	1,612	18,393
Boyd Gaming Corp.	957	20,461
Bright Horizons Family Solutions, Inc. *	201	22,488
Brinker International, Inc.	1,128	29,723
Caesars Entertainment Corp. *	1,922	21,892
Carnival Corp. (a)	6,933	109,125
Chipotle Mexican Grill, Inc. *	126	126,493
Choice Hotels International, Inc.	128	10,346
Churchill Downs, Inc.	195	25,871
Cracker Barrel Old Country Store, Inc.	255	27,318
Darden Restaurants, Inc.	1,008	77,475
Dave & Buster's Entertainment, Inc.	362	4,775
Denny's Corp. *	451	4,891
Dine Brands Global, Inc.	185	8,397
Domino's Pizza, Inc.	254	98,003
Dunkin' Brands Group, Inc.	405	25,867
Eldorado Resorts, Inc. *	196	6,950
Extended Stay America, Inc.	3,277	37,686
Fiesta Restaurant Group, Inc. *	204	1,679
frontdoor, Inc. *	331	15,110
Graham Holdings Co., Class B	65	23,285
Grand Canyon Education, Inc. *	239	23,324
H&R Block, Inc.	2,668	45,356
Hilton Grand Vacations, Inc. *	763	16,435
Hilton Worldwide Holdings, Inc.	1,064	84,386
Houghton Mifflin Harcourt Co. *	3,021	4,622
Hyatt Hotels Corp., Class A	513	28,261
International Game Technology plc	3,039	25,619
Jack in the Box, Inc.	479	32,103
K12, Inc. *	788	19,401
Las Vegas Sands Corp.	3,910	187,445
Laureate Education, Inc., Class A *	1,034	10,061
Marriott International, Inc., Class A	1,350	119,475
Marriott Vacations Worldwide Corp.	311	27,937
McDonald's Corp.	5,809	1,082,333
MGM Resorts International	5,049	86,742
Norwegian Cruise Line Holdings Ltd. *	1,884	29,503
Papa John's International, Inc.	188	14,643
Penn National Gaming, Inc. *	1,381	45,311
Perdoceo Education Corp. *	533	8,677
Planet Fitness, Inc., Class A *	10	646
Red Robin Gourmet Burgers, Inc. *	158	2,190
Red Rock Resorts, Inc., Class A	713	9,839
Regis Corp. *	1,033	10,867
Royal Caribbean Cruises Ltd.	1,626	84,341
Ruth's Hospitality Group, Inc.	98	795
Scientific Games Corp., Class A *	633	9,957
SeaWorld Entertainment, Inc. *	476	8,597
Service Corp. International	1,067	42,072
ServiceMaster Global Holdings, Inc. *	532	17,503
Six Flags Entertainment Corp.	1,159	26,634
Starbucks Corp.	6,494	506,467
Strategic Education, Inc.	64	10,856
Texas Roadhouse, Inc.	624	32,354
The Cheesecake Factory, Inc.	987	21,201
The Wendy's Co.	2,365	50,280
Vail Resorts, Inc.	171	33,914

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
WW International, Inc. *	348	8,317
Wyndham Destinations, Inc.	1,351	42,962
Wyndham Hotels & Resorts, Inc.	543	24,940
Wynn Resorts Ltd.	881	73,370
Yum China Holdings, Inc.	2,775	128,593
Yum! Brands, Inc.	2,893	259,589
		4,156,653

Diversified Financials 4.8%
Affiliated Managers Group, Inc.	794	52,896
AGNC Investment Corp.	3,252	42,081
Ally Financial, Inc.	11,090	193,410
American Express Co.	6,878	653,891
Ameriprise Financial, Inc.	2,086	292,186
Annaly Capital Management, Inc.	11,694	72,035
Apollo Commercial Real Estate Finance, Inc.	569	4,683
Artisan Partners Asset Management, Inc., Class A	480	13,906
Berkshire Hathaway, Inc., Class B *	14,419	2,675,878
BGC Partners, Inc., Class A	2,614	6,731
BlackRock, Inc.	789	417,097
Blackstone Mortgage Trust, Inc., Class A	570	13,446
Brightsphere Investment Group, Inc. *	293	2,447
Cannae Holdings, Inc. *	781	28,764
Capital One Financial Corp.	9,314	633,725
Capstead Mortgage Corp.	1,402	7,094
Cboe Global Markets, Inc.	344	36,622
Chimera Investment Corp.	2,286	18,997
CME Group, Inc.	953	174,018
Cohen & Steers, Inc.	144	9,151
Compass Diversified Holdings	240	4,073
Credit Acceptance Corp. *	54	19,970
Discover Financial Services	6,071	288,433
Donnelley Financial Solutions, Inc. *	1,038	8,460
E*TRADE Financial Corp.	1,010	45,995
Eaton Vance Corp.	1,010	36,410
Encore Capital Group, Inc. *	276	8,769
Enova International, Inc. *	516	7,301
Equitable Holdings, Inc.	2,334	44,603
Evercore, Inc., Class A	530	29,208
FactSet Research Systems, Inc.	167	51,354
Federated Hermes, Inc.	1,120	24,797
FirstCash, Inc.	256	17,861
Franklin Resources, Inc.	7,884	148,771
Green Dot Corp., Class A *	364	13,898
Greenhill & Co., Inc.	691	6,889
Houlihan Lokey, Inc.	207	12,519
Intercontinental Exchange, Inc.	1,573	152,974
Invesco Ltd.	8,694	69,291
Invesco Mortgage Capital, Inc.	1,215	3,366
Janus Henderson Group plc	2,131	45,944
Jefferies Financial Group, Inc.	3,884	56,901
Ladder Capital Corp., Class A	694	5,517
Lazard Ltd., Class A	1,540	41,364
Legg Mason, Inc.	2,060	102,650
LPL Financial Holdings, Inc.	748	53,400
MarketAxess Holdings, Inc.	50	25,429
MFA Financial, Inc.	3,530	5,966
Moelis & Co., Class A	378	12,712
Moody's Corp.	626	167,399
Morgan Stanley	11,499	508,256
Morningstar, Inc.	83	12,726
MSCI, Inc.	229	75,307
Nasdaq, Inc.	542	64,205
Navient Corp.	10,086	75,040
Nelnet, Inc., Class A	266	13,111
New Residential Investment Corp.	3,908	28,020
New York Mortgage Trust, Inc.	1,946	4,048
Security	Number of Shares	Value ($)
Northern Trust Corp.	1,303	102,950
OneMain Holdings, Inc.	1,024	23,890
PennyMac Mortgage Investment Trust	897	9,876
Piper Sandler Cos.	127	7,574
PRA Group, Inc. *	619	21,120
Raymond James Financial, Inc.	756	52,376
Redwood Trust, Inc.	851	4,553
S&P Global, Inc.	829	269,442
Santander Consumer USA Holdings, Inc.	2,237	36,978
SEI Investments Co.	906	49,123
SLM Corp.	3,453	26,174
Starwood Property Trust, Inc.	2,116	28,058
State Street Corp.	4,662	284,196
Stifel Financial Corp.	348	16,603
Synchrony Financial	11,973	243,890
T. Rowe Price Group, Inc.	2,166	261,869
TD Ameritrade Holding Corp.	1,388	51,731
The Bank of New York Mellon Corp.	10,299	382,814
The Charles Schwab Corp. (b)	3,764	135,165
The Goldman Sachs Group, Inc.	5,164	1,014,674
Two Harbors Investment Corp.	2,008	9,076
Virtus Investment Partners, Inc.	20	1,860
Voya Financial, Inc.	2,648	119,292
Waddell & Reed Financial, Inc., Class A	3,036	39,589
WisdomTree Investments, Inc.	1,707	5,104
World Acceptance Corp. *	150	9,975
		10,849,947

Energy 6.6%
Antero Resources Corp. *	24,456	73,123
Apache Corp.	7,309	78,864
Apergy Corp. *	790	7,165
Arch Resources, Inc.	393	12,953
Archrock, Inc.	2,142	13,602
Baker Hughes Co.	16,337	269,724
Cabot Oil & Gas Corp.	2,797	55,492
Centennial Resource Development, Inc., Class A *	1,165	1,177
Cheniere Energy, Inc. *	274	12,152
Chevron Corp.	32,189	2,951,731
Cimarex Energy Co.	737	19,368
CNX Resources Corp. *	4,767	48,576
Concho Resources, Inc.	1,174	64,006
ConocoPhillips	17,893	754,727
CONSOL Energy, Inc. *	1,767	12,033
Continental Resources, Inc.	803	9,821
Core Laboratories N.V.	623	12,597
Cosan Ltd., A Shares *	2,397	30,634
CVR Energy, Inc.	487	9,935
Delek US Holdings, Inc.	1,634	32,141
Denbury Resources, Inc. *	6,491	1,383
Devon Energy Corp.	5,202	56,234
Diamondback Energy, Inc.	290	12,348
Dril-Quip, Inc. *	632	19,206
EOG Resources, Inc.	4,536	231,200
EQT Corp.	4,170	55,628
Equitrans Midstream Corp.	2,054	16,617
Exterran Corp. *	1,890	12,134
Extraction Oil & Gas, Inc. *	3,064	889
Exxon Mobil Corp.	92,992	4,228,346
Forum Energy Technologies, Inc. *	2,367	686
Frank's International N.V. *	2,061	4,637
GasLog Ltd.	385	1,321
Green Plains, Inc. *	2,665	22,786
Gulfport Energy Corp. *	3,189	4,815
Halliburton Co.	17,265	202,864
Helix Energy Solutions Group, Inc. *	1,883	6,327
Helmerich & Payne, Inc.	2,505	50,426

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hess Corp.	3,654	173,455
HollyFrontier Corp.	5,243	164,892
International Seaways, Inc.	449	10,183
Kinder Morgan, Inc.	23,671	374,002
Kosmos Energy Ltd.	2,123	3,864
Liberty Oilfield Services, Inc., Class A	457	2,354
Magnolia Oil & Gas Corp., Class A *	327	1,815
Marathon Oil Corp.	18,352	98,000
Marathon Petroleum Corp.	15,956	560,694
Matador Resources Co. *	164	1,286
Matrix Service Co. *	852	9,389
Murphy Oil Corp.	5,744	68,641
Nabors Industries Ltd.	725	26,868
National Oilwell Varco, Inc.	14,871	185,441
Newpark Resources, Inc. *	2,555	5,161
NexTier Oilfield Solutions, Inc. *	458	1,328
Noble Corp. plc *(a)	65,233	8,480
Noble Energy, Inc.	6,498	56,728
Nordic American Tankers Ltd. (a)	1,080	4,936
Oasis Petroleum, Inc. *	13,632	6,279
Occidental Petroleum Corp.	17,591	227,803
Oceaneering International, Inc. *	4,923	31,606
Oil States International, Inc. *	2,610	11,066
ONEOK, Inc.	2,405	88,239
Par Pacific Holdings, Inc. *	465	4,320
Parsley Energy, Inc., Class A	826	7,550
Patterson-UTI Energy, Inc.	7,014	25,882
PBF Energy, Inc., Class A	5,166	54,863
PDC Energy, Inc. *	834	10,158
Peabody Energy Corp.	3,342	10,527
Phillips 66	12,960	1,014,250
Pioneer Natural Resources Co.	972	89,035
ProPetro Holding Corp. *	421	2,084
QEP Resources, Inc.	12,624	10,776
Range Resources Corp.	10,840	64,932
Renewable Energy Group, Inc. *	1,266	36,018
REX American Resources Corp. *	142	8,328
RPC, Inc. *	2,522	8,020
Schlumberger Ltd.	27,146	501,387
Scorpio Tankers, Inc.	540	9,580
SEACOR Holdings, Inc. *	253	6,780
SFL Corp., Ltd.	1,095	10,862
SM Energy Co.	5,292	18,628
Southwestern Energy Co. *	1,926	5,797
Targa Resources Corp.	3,361	60,128
Teekay Tankers Ltd., Class A *	199	3,459
The Williams Cos., Inc.	11,389	232,677
Tidewater, Inc. *	842	4,016
Transocean Ltd. *	25,659	34,126
US Silica Holdings, Inc.	2,548	7,517
Valaris plc *	17,841	5,975
Valero Energy Corp.	16,400	1,092,896
Whiting Petroleum Corp. *(a)	5,630	3,940
World Fuel Services Corp.	6,301	160,549
WPX Energy, Inc. *	3,706	21,013
		15,046,251

Food & Staples Retailing 3.3%
BJ's Wholesale Club Holdings, Inc. *	692	24,912
Casey's General Stores, Inc.	520	83,060
Costco Wholesale Corp.	4,131	1,274,290
Ingles Markets, Inc., Class A	656	27,952
Performance Food Group Co. *	1,756	46,797
PriceSmart, Inc.	504	27,407
Rite Aid Corp. *	10,851	142,474
SpartanNash Co.	4,548	97,373
Sprouts Farmers Market, Inc. *	2,435	61,191
Sysco Corp.	4,707	259,638
Security	Number of Shares	Value ($)
The Andersons, Inc.	1,278	16,563
The Chefs' Warehouse, Inc. *	100	1,480
The Kroger Co.	29,809	972,370
United Natural Foods, Inc. *	3,714	72,794
US Foods Holding Corp. *	4,229	80,943
Walgreens Boots Alliance, Inc.	21,801	936,135
Walmart, Inc.	26,626	3,303,222
Weis Markets, Inc.	451	25,134
		7,453,735

Food, Beverage & Tobacco 4.3%
Altria Group, Inc.	21,914	855,742
Archer-Daniels-Midland Co.	21,558	847,445
B&G Foods, Inc.	1,513	35,132
Brown-Forman Corp., Class B	1,134	74,765
Bunge Ltd.	7,649	298,464
Cal-Maine Foods, Inc. *	599	26,691
Calavo Growers, Inc.	152	8,894
Campbell Soup Co.	1,890	96,352
Coca-Cola Consolidated, Inc.	32	7,790
Coca-Cola European Partners plc	1,583	59,679
Conagra Brands, Inc.	5,658	196,842
Constellation Brands, Inc., Class A	867	149,731
Darling Ingredients, Inc. *	2,149	50,093
Flowers Foods, Inc.	2,418	57,041
Fresh Del Monte Produce, Inc.	1,512	37,634
General Mills, Inc.	7,044	444,054
Hormel Foods Corp.	2,507	122,417
Hostess Brands, Inc. *	193	2,331
Ingredion, Inc.	1,392	117,248
J&J Snack Foods Corp.	118	15,178
John B Sanfilippo & Son, Inc.	138	11,998
Kellogg Co.	2,645	172,745
Keurig Dr Pepper, Inc.	973	27,166
Lamb Weston Holdings, Inc.	426	25,586
Lancaster Colony Corp.	161	24,707
McCormick & Co., Inc. Non-Voting Shares	470	82,325
Molson Coors Beverage Co., Class B	2,490	94,520
Mondelez International, Inc., Class A	14,490	755,219
Monster Beverage Corp. *	1,462	105,132
Nomad Foods Ltd. *	1,441	30,520
PepsiCo, Inc.	10,299	1,354,833
Philip Morris International, Inc.	16,145	1,184,397
Pilgrim's Pride Corp. *	997	20,608
Post Holdings, Inc. *	380	33,083
Pyxus International, Inc. *(a)	1,061	2,981
Sanderson Farms, Inc.	420	55,448
The Boston Beer Co., Inc., Class A *	50	28,237
The Coca-Cola Co.	24,377	1,137,918
The Hain Celestial Group, Inc. *	1,191	37,493
The Hershey Co.	818	110,986
The J.M. Smucker Co.	1,529	174,199
The Kraft Heinz Co.	11,590	353,147
TreeHouse Foods, Inc. *	840	44,276
Tyson Foods, Inc., Class A	4,559	280,105
Universal Corp.	849	37,407
Vector Group Ltd.	1,764	20,163
		9,708,722

Health Care Equipment & Services 6.5%
Abbott Laboratories	7,234	686,651
ABIOMED, Inc. *	50	11,195
Acadia Healthcare Co., Inc. *	909	26,006
Align Technology, Inc. *	135	33,159
Allscripts Healthcare Solutions, Inc. *	1,762	11,136
Amedisys, Inc. *	108	20,741
AmerisourceBergen Corp.	2,414	230,151

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
AMN Healthcare Services, Inc. *	335	14,861
Anthem, Inc.	3,769	1,108,501
Avanos Medical, Inc. *	379	11,014
Baxter International, Inc.	2,269	204,233
Becton Dickinson & Co.	876	216,311
Boston Scientific Corp. *	2,734	103,865
Brookdale Senior Living, Inc. *	4,861	17,791
Cantel Medical Corp.	155	6,522
Cardinal Health, Inc.	10,365	566,862
Centene Corp. *	4,932	326,745
Cerner Corp.	1,928	140,551
Chemed Corp.	85	40,673
Cigna Corp.	1,997	394,048
Community Health Systems, Inc. *	12,530	39,470
CONMED Corp.	123	9,029
Covetrus, Inc. *	2,305	35,220
CVS Health Corp.	33,321	2,184,858
Danaher Corp.	2,042	340,218
DaVita, Inc. *	2,621	212,196
DENTSPLY SIRONA, Inc.	1,512	70,338
Edwards Lifesciences Corp. *	345	77,528
Encompass Health Corp.	787	57,648
Globus Medical, Inc., Class A *	253	13,826
Haemonetics Corp. *	146	16,013
HCA Healthcare, Inc.	3,354	358,543
Henry Schein, Inc. *	1,881	114,214
Hill-Rom Holdings, Inc.	339	34,466
HMS Holdings Corp. *	378	11,809
Hologic, Inc. *	1,228	65,084
Humana, Inc.	2,018	828,692
ICU Medical, Inc. *	51	10,181
IDEXX Laboratories, Inc. *	91	28,108
Integer Holdings Corp. *	167	13,223
Integra LifeSciences Holdings Corp. *	184	9,588
Intuitive Surgical, Inc. *	250	145,007
Invacare Corp.	1,244	7,663
Laboratory Corp. of America Holdings *	792	138,853
LHC Group, Inc. *	103	16,739
LivaNova plc *	181	9,682
Magellan Health, Inc. *	776	58,192
Masimo Corp. *	135	32,426
McKesson Corp.	5,405	857,611
MEDNAX, Inc. *	3,024	46,963
Medtronic plc	9,296	916,400
Merit Medical Systems, Inc. *	273	12,282
Molina Healthcare, Inc. *	475	88,265
National HealthCare Corp.	51	3,421
Neogen Corp. *	132	9,401
NextGen Healthcare, Inc. *	592	6,109
NuVasive, Inc. *	234	14,180
Omnicell, Inc. *	31	2,074
Owens & Minor, Inc.	1,764	13,989
Patterson Cos., Inc.	3,105	61,137
Premier, Inc., Class A *	378	13,151
Quest Diagnostics, Inc.	1,824	215,743
ResMed, Inc.	458	73,656
Select Medical Holdings Corp. *	1,553	25,065
STERIS plc	363	60,218
Stryker Corp.	1,238	242,314
Teleflex, Inc.	125	45,358
Tenet Healthcare Corp. *	3,013	65,563
The Cooper Cos., Inc.	162	51,351
The Ensign Group, Inc.	327	14,296
The Providence Service Corp. *	222	17,871
Tivity Health, Inc. *	999	10,639
Triple-S Management Corp., Class B *	1,047	20,835
UnitedHealth Group, Inc.	7,825	2,385,451
Universal Health Services, Inc., Class B	1,163	122,638
Varex Imaging Corp. *	434	8,142
Security	Number of Shares	Value ($)
Varian Medical Systems, Inc. *	600	72,834
Veeva Systems, Inc., Class A *	69	15,102
West Pharmaceutical Services, Inc.	244	52,714
Zimmer Biomet Holdings, Inc.	1,094	138,216
		14,792,819

Household & Personal Products 1.6%
Central Garden & Pet Co. *	41	1,504
Central Garden & Pet Co., Class A *	601	20,590
Church & Dwight Co., Inc.	1,438	107,951
Colgate-Palmolive Co.	5,694	411,847
Coty, Inc., Class A	4,800	17,424
Edgewell Personal Care Co. *	1,149	34,953
Energizer Holdings, Inc.	374	16,411
Herbalife Nutrition Ltd. *	1,226	53,748
Kimberly-Clark Corp.	2,351	332,525
Medifast, Inc.	24	2,456
Nu Skin Enterprises, Inc., Class A	1,461	54,320
Spectrum Brands Holdings, Inc.	493	23,329
The Clorox Co.	751	154,894
The Estee Lauder Cos., Inc., Class A	849	167,652
The Procter & Gamble Co.	19,187	2,224,157
USANA Health Sciences, Inc. *	197	16,690
WD-40 Co.	63	12,086
		3,652,537

Insurance 3.0%
Aflac, Inc.	8,929	325,641
Alleghany Corp.	119	61,059
Ambac Financial Group, Inc. *	827	11,098
American Equity Investment Life Holding Co.	1,548	33,576
American Financial Group, Inc.	672	40,481
American International Group, Inc.	26,765	804,556
American National Insurance Co.	95	7,139
AMERISAFE, Inc.	153	9,391
Aon plc, Class A	1,704	335,603
Arch Capital Group Ltd. *	1,765	49,808
Argo Group International Holdings Ltd.	333	10,220
Arthur J. Gallagher & Co.	959	90,415
Assurant, Inc.	717	73,550
Assured Guaranty Ltd.	2,388	61,921
Athene Holding Ltd., Class A *	1,186	34,264
Axis Capital Holdings Ltd.	1,243	46,662
Brighthouse Financial, Inc. *	938	27,868
Brown & Brown, Inc.	1,176	47,275
Chubb Ltd.	3,111	379,355
Cincinnati Financial Corp.	988	58,243
CNA Financial Corp.	394	11,911
CNO Financial Group, Inc.	4,385	62,925
Employers Holdings, Inc.	261	7,801
Everest Re Group Ltd.	528	104,760
Fidelity National Financial, Inc.	2,516	80,260
First American Financial Corp.	1,158	58,467
Genworth Financial, Inc., Class A *	18,452	56,279
Globe Life, Inc.	900	69,318
Horace Mann Educators Corp.	309	11,285
James River Group Holdings Ltd.	381	14,733
Kemper Corp.	378	23,965
Lincoln National Corp.	3,273	124,145
Loews Corp.	4,160	138,278
Markel Corp. *	61	54,743
Marsh & McLennan Cos., Inc.	3,278	347,206
MBIA, Inc. *	3,284	23,251
Mercury General Corp.	409	16,454
MetLife, Inc.	11,231	404,428
National General Holdings Corp.	562	11,409
Old Republic International Corp.	3,489	54,393

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Primerica, Inc.	367	41,706
Principal Financial Group, Inc.	3,223	124,472
ProAssurance Corp.	1,131	15,608
Prudential Financial, Inc.	6,013	366,552
Reinsurance Group of America, Inc.	716	64,977
RenaissanceRe Holdings Ltd.	341	57,240
RLI Corp.	236	18,635
Safety Insurance Group, Inc.	143	10,902
Selective Insurance Group, Inc.	367	19,249
Stewart Information Services Corp.	554	17,074
The Allstate Corp.	4,780	467,532
The Hanover Insurance Group, Inc.	380	38,133
The Hartford Financial Services Group, Inc.	4,224	161,737
The Progressive Corp.	3,563	276,774
The Travelers Cos., Inc.	6,068	649,155
United Fire Group, Inc.	206	5,527
Universal Insurance Holdings, Inc.	504	9,001
Unum Group	3,931	59,555
W.R. Berkley Corp.	1,209	70,062
White Mountains Insurance Group Ltd.	57	52,187
Willis Towers Watson plc	561	113,827
		6,824,041

Materials 3.5%
AdvanSix, Inc. *	814	9,638
Air Products and Chemicals, Inc.	1,076	260,015
Albemarle Corp.	1,230	94,120
Alcoa Corp. *	7,185	66,174
Allegheny Technologies, Inc. *	1,373	11,918
AptarGroup, Inc.	430	47,898
Arconic Corp. *	1,219	17,639
Ashland Global Holdings, Inc.	785	52,721
Avery Dennison Corp.	756	83,666
Axalta Coating Systems Ltd. *	1,597	36,907
Balchem Corp.	135	13,588
Ball Corp.	1,434	102,187
Berry Global Group, Inc. *	1,261	56,631
Boise Cascade Co.	1,186	40,360
Cabot Corp.	1,099	39,256
Carpenter Technology Corp.	758	17,714
Celanese Corp.	1,252	112,567
Century Aluminum Co. *	1,903	11,342
CF Industries Holdings, Inc.	3,028	88,932
Clearwater Paper Corp. *	1,227	35,546
Cleveland-Cliffs, Inc.	7,209	37,631
Commercial Metals Co.	3,753	64,401
Compass Minerals International, Inc.	520	25,054
Constellium SE *	1,073	8,809
Contura Energy, Inc. *	588	2,258
Corteva, Inc.	8,616	235,303
Crown Holdings, Inc. *	930	60,850
Domtar Corp.	2,352	47,981
Dow, Inc.	8,601	331,999
DuPont de Nemours, Inc.	10,885	552,196
Eagle Materials, Inc.	380	25,369
Eastman Chemical Co.	2,825	192,326
Ecolab, Inc.	1,390	295,486
Element Solutions, Inc. *	2,306	25,112
Ferro Corp. *	882	10,602
FMC Corp.	524	51,567
Freeport-McMoRan, Inc.	19,842	179,967
GCP Applied Technologies, Inc. *	641	12,910
Graphic Packaging Holding Co.	4,725	68,371
Greif, Inc., Class A	673	22,869
H.B. Fuller Co.	613	23,061
Hecla Mining Co.	6,462	21,454
Huntsman Corp.	4,555	82,673
Ingevity Corp. *	215	11,324
Security	Number of Shares	Value ($)
Innospec, Inc.	228	17,577
International Flavors & Fragrances, Inc.	584	77,783
International Paper Co.	7,388	251,561
Kaiser Aluminum Corp.	252	18,081
Kraton Corp. *	730	11,132
Linde plc	2,707	547,734
Livent Corp. *	241	1,624
Louisiana-Pacific Corp.	1,505	35,533
LyondellBasell Industries N.V., Class A	9,063	577,857
Martin Marietta Materials, Inc.	390	74,915
Materion Corp.	334	17,535
Mercer International, Inc.	783	6,319
Minerals Technologies, Inc.	525	25,888
Myers Industries, Inc.	504	6,859
Neenah, Inc.	244	12,337
NewMarket Corp.	75	32,710
Newmont Corp.	3,621	211,720
Nucor Corp.	6,679	282,255
O-I Glass, Inc.	5,452	41,762
Olin Corp.	3,312	39,843
Orion Engineered Carbons S.A.	259	2,865
P.H. Glatfelter Co.	249	3,837
Packaging Corp. of America	1,123	113,883
PolyOne Corp.	1,483	36,749
PPG Industries, Inc.	2,796	284,269
Quaker Chemical Corp.	77	13,155
Rayonier Advanced Materials, Inc.	3,822	8,294
Reliance Steel & Aluminum Co.	1,556	150,932
Royal Gold, Inc.	162	21,578
RPM International, Inc.	1,073	80,239
Schnitzer Steel Industries, Inc., Class A	1,166	18,306
Schweitzer-Mauduit International, Inc.	530	16,107
Sealed Air Corp.	2,726	87,505
Sensient Technologies Corp.	527	26,413
Silgan Holdings, Inc.	1,187	39,693
Sonoco Products Co.	1,300	67,353
Southern Copper Corp.	776	28,169
Steel Dynamics, Inc.	4,279	113,650
Stepan Co.	261	25,359
Summit Materials, Inc., Class A *	1,043	15,843
SunCoke Energy, Inc.	2,338	7,973
The Chemours Co.	2,970	38,937
The Mosaic Co.	12,183	147,292
The Scotts Miracle-Gro Co.	371	52,893
The Sherwin-Williams Co.	360	213,786
TimkenSteel Corp. *	611	2,138
Trinseo S.A.	1,305	26,857
Tronox Holdings plc, Class A	1,951	12,955
United States Steel Corp. (a)	8,279	66,563
US Concrete, Inc. *	215	4,485
Valvoline, Inc.	993	18,222
Verso Corp., Class A *	1,449	20,837
Vulcan Materials Co.	626	67,808
W.R. Grace & Co.	568	29,650
Warrior Met Coal, Inc.	1,665	23,443
Westlake Chemical Corp.	510	24,327
Westrock Co.	5,939	166,648
Worthington Industries, Inc.	901	26,958
		7,985,388

Media & Entertainment 4.4%
Activision Blizzard, Inc.	4,851	349,175
Alphabet, Inc., Class A *	936	1,341,775
Alphabet, Inc., Class C *	945	1,350,329
Altice USA, Inc., Class A *	3,580	92,078
AMC Entertainment Holdings, Inc., Class A (a)	2,480	12,722
AMC Networks, Inc., Class A *	921	26,037
Cable One, Inc.	14	26,416

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cars.com, Inc. *	1,623	10,014
Charter Communications, Inc., Class A *	963	523,872
Cinemark Holdings, Inc.	1,552	23,327
Comcast Corp., Class A	44,003	1,742,519
Discovery, Inc., Class A *	1,637	35,605
Discovery, Inc., Class C *	3,535	69,251
DISH Network Corp., Class A *	2,674	84,632
Electronic Arts, Inc. *	1,436	176,456
Facebook, Inc., Class A *	4,417	994,223
Fox Corp., Class A	3,656	106,645
Fox Corp., Class B	1,729	49,761
Gannett Co., Inc.	5,066	6,636
Gray Television, Inc. *	646	9,005
IAC/InterActiveCorp *	224	60,563
iHeartMedia, Inc. Class A *	331	2,880
John Wiley & Sons, Inc., Class A	702	28,220
Liberty Media Corp. - Liberty Formula One, Class C *	510	17,671
Liberty Media Corp. - Liberty SiriusXM, Class A *	1,621	59,166
Liberty Media Corp. - Liberty SiriusXM, Class C *	3,188	116,266
Liberty TripAdvisor Holdings, Inc., Class A *	1,111	2,639
Lions Gate Entertainment Corp., Class A *	494	3,937
Lions Gate Entertainment Corp., Class B *	1,215	9,149
Live Nation Entertainment, Inc. *	460	22,614
Madison Square Garden Entertainment Corp. *	81	6,418
Madison Square Garden Sports C *	81	13,821
Meredith Corp.	679	10,144
MSG Networks, Inc., Class A *	590	7,304
National CineMedia, Inc.	2,072	5,698
Netflix, Inc. *	162	67,996
News Corp., Class A	6,720	82,320
News Corp., Class B	2,086	25,574
Nexstar Media Group, Inc., Class A	270	22,494
Omnicom Group, Inc.	2,342	128,318
Scholastic Corp.	692	20,345
Sinclair Broadcast Group, Inc., Class A	958	17,905
Sirius XM Holdings, Inc.	5,307	30,887
Spotify Technology S.A. *	29	5,247
Take-Two Interactive Software, Inc. *	289	39,353
TEGNA, Inc.	2,940	34,457
The E.W. Scripps Co., Class A	177	1,535
The Interpublic Group of Cos., Inc.	4,210	72,033
The Marcus Corp.	85	1,146
The New York Times Co., Class A	586	22,989
The Walt Disney Co.	14,155	1,660,381
TripAdvisor, Inc.	888	17,121
Twitter, Inc. *	716	22,174
ViacomCBS, Inc., Class B	15,973	331,280
Yandex N.V., Class A *	787	31,661
Yelp, Inc. *	345	7,500
Zynga, Inc., Class A *	2,755	25,208
		10,064,892

Pharmaceuticals, Biotechnology & Life Sciences 6.9%
AbbVie, Inc.	14,185	1,314,524
Agilent Technologies, Inc.	1,512	133,268
Akorn, Inc. *	2,212	199
Alexion Pharmaceuticals, Inc. *	800	95,920
Alkermes plc *	456	7,460
Amgen, Inc.	5,196	1,193,521
Bio-Rad Laboratories, Inc., Class A *	81	39,797
Bio-Techne Corp.	97	25,686
Biogen, Inc. *	1,386	425,627
BioMarin Pharmaceutical, Inc. *	144	15,343
Bristol-Myers Squibb Co.	15,004	896,039
Security	Number of Shares	Value ($)
Bruker Corp.	425	18,394
Catalent, Inc. *	504	39,176
Charles River Laboratories International, Inc. *	204	36,651
Elanco Animal Health, Inc. *	387	8,286
Eli Lilly and Co.	4,017	614,400
Emergent BioSolutions, Inc. *	226	18,869
Gilead Sciences, Inc.	20,628	1,605,477
Horizon Therapeutics plc *	68	3,450
ICON plc *	307	51,714
Illumina, Inc. *	210	76,240
Incyte Corp. *	126	12,841
IQVIA Holdings, Inc. *	943	140,997
Jazz Pharmaceuticals plc *	354	42,239
Johnson & Johnson	20,281	3,016,799
Lannett Co., Inc. *	252	1,928
Mallinckrodt plc *(a)	17,035	48,039
Merck & Co., Inc.	20,773	1,676,796
Mettler-Toledo International, Inc. *	105	83,475
Mylan N.V. *	9,294	158,648
Myriad Genetics, Inc. *	1,198	17,407
Nektar Therapeutics *	124	2,691
PDL BioPharma, Inc. *	6,886	22,517
PerkinElmer, Inc.	504	50,637
Perrigo Co., plc	1,247	68,298
Pfizer, Inc.	67,178	2,565,528
PRA Health Sciences, Inc. *	188	19,458
Prestige Consumer Healthcare, Inc. *	444	18,737
Regeneron Pharmaceuticals, Inc. *	268	164,233
Syneos Health, Inc. *	256	15,613
Taro Pharmaceutical Industries Ltd. *	137	9,335
Thermo Fisher Scientific, Inc.	1,286	449,058
United Therapeutics Corp. *	868	102,381
Vertex Pharmaceuticals, Inc. *	74	21,309
Waters Corp. *	375	74,944
Zoetis, Inc.	1,007	140,366
		15,544,315

Real Estate 2.1%
Acadia Realty Trust	472	5,537
Alexander & Baldwin, Inc.	904	10,315
Alexandria Real Estate Equities, Inc.	321	49,344
American Assets Trust, Inc.	245	6,412
American Campus Communities, Inc.	932	30,104
American Finance Trust, Inc.	238	1,742
American Homes 4 Rent, Class A	794	20,041
American Tower Corp.	979	252,748
Americold Realty Trust	93	3,321
Apartment Investment & Management Co., Class A	883	32,556
Apple Hospitality REIT, Inc.	3,000	30,630
Ashford Hospitality Trust, Inc.	2,395	1,653
AvalonBay Communities, Inc.	553	86,274
Boston Properties, Inc.	1,011	86,926
Brandywine Realty Trust	1,805	17,418
Brixmor Property Group, Inc.	3,138	35,020
Brookfield Property REIT, Inc., Class A	1,134	11,782
Camden Property Trust	472	43,221
CBL & Associates Properties, Inc. *	13,862	4,164
CBRE Group, Inc., Class A *	2,268	99,747
Chatham Lodging Trust	511	3,449
Colony Capital, Inc.	9,688	19,473
Columbia Property Trust, Inc.	1,390	17,695
CoreCivic, Inc.	3,656	43,982
CorePoint Lodging, Inc.	1,512	5,988
CoreSite Realty Corp.	112	13,980
Corporate Office Properties Trust	883	22,049
Cousins Properties, Inc.	632	19,668
Crown Castle International Corp.	1,463	251,870

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
CubeSmart	840	23,906
Cushman & Wakefield plc *	135	1,384
CyrusOne, Inc.	319	23,714
DiamondRock Hospitality Co.	2,867	17,173
Digital Realty Trust, Inc.	985	141,407
Diversified Healthcare Trust	7,263	26,002
Douglas Emmett, Inc.	736	21,609
Duke Realty Corp.	1,608	55,444
EastGroup Properties, Inc.	108	12,555
Empire State Realty Trust, Inc., Class A	1,320	8,752
EPR Properties	349	11,018
Equinix, Inc.	232	161,850
Equity Commonwealth	652	21,972
Equity LifeStyle Properties, Inc.	503	31,337
Equity Residential	1,837	111,249
Essex Property Trust, Inc.	226	54,866
Extra Space Storage, Inc.	422	40,828
Federal Realty Investment Trust	353	28,208
First Industrial Realty Trust, Inc.	436	16,516
Franklin Street Properties Corp.	1,885	10,066
Front Yard Residential Corp.	630	4,725
Gaming & Leisure Properties, Inc.	904	31,224
Global Net Lease, Inc.	455	6,384
Healthcare Realty Trust, Inc.	712	21,858
Healthcare Trust of America, Inc., Class A	931	24,644
Healthpeak Properties, Inc.	3,171	78,133
Hersha Hospitality Trust	840	4,234
Highwoods Properties, Inc.	795	30,425
Host Hotels & Resorts, Inc.	10,565	126,146
Hudson Pacific Properties, Inc.	693	16,750
Investors Real Estate Trust	143	10,139
Invitation Homes, Inc.	856	22,513
Iron Mountain, Inc.	3,487	89,825
iStar, Inc.	1,003	10,963
JBG SMITH Properties	381	11,327
Jones Lang LaSalle, Inc.	610	62,464
Kennedy-Wilson Holdings, Inc.	757	10,613
Kilroy Realty Corp.	418	23,876
Kimco Realty Corp.	3,118	34,641
Kite Realty Group Trust	989	9,593
Lamar Advertising Co., Class A	604	40,045
Lexington Realty Trust	2,030	19,732
Life Storage, Inc.	240	23,395
LTC Properties, Inc.	180	6,626
Mack-Cali Realty Corp.	958	14,571
Marcus & Millichap, Inc. *	66	1,820
Medical Properties Trust, Inc.	1,380	24,950
Mid-America Apartment Communities, Inc.	485	56,435
National Health Investors, Inc.	152	8,434
National Retail Properties, Inc.	535	16,794
New Senior Investment Group, Inc.	599	1,737
Newmark Group, Inc., Class A	862	3,664
Office Properties Income Trust	541	13,682
Omega Healthcare Investors, Inc.	1,027	31,981
Outfront Media, Inc.	1,936	27,181
Paramount Group, Inc.	1,606	12,382
Park Hotels & Resorts, Inc.	3,376	33,186
Pebblebrook Hotel Trust	932	12,731
Pennsylvania Real Estate Investment Trust	687	776
Physicians Realty Trust	584	10,086
Piedmont Office Realty Trust, Inc., Class A	1,601	26,705
PotlatchDeltic Corp.	341	11,591
Preferred Apartment Communities, Inc., Class A	194	1,356
Prologis, Inc.	2,021	184,921
PS Business Parks, Inc.	84	11,226
Public Storage	535	108,466
QTS Realty Trust, Inc., Class A	239	16,395
Rayonier, Inc.	1,238	29,402
Security	Number of Shares	Value ($)
Realogy Holdings Corp.	9,523	57,709
Realty Income Corp.	847	46,848
Regency Centers Corp.	618	26,444
Retail Opportunity Investments Corp.	652	6,122
Retail Properties of America, Inc., Class A	2,772	15,024
RLJ Lodging Trust	2,598	26,785
RPT Realty	914	5,274
Ryman Hospitality Properties, Inc.	301	10,288
Sabra Health Care REIT, Inc.	707	9,516
SBA Communications Corp.	156	49,004
Seritage Growth Properties, Class A *(a)	239	1,881
Service Properties Trust	3,243	21,890
Simon Property Group, Inc.	1,839	106,110
SITE Centers Corp.	2,494	14,141
SL Green Realty Corp.	863	36,350
Spirit Realty Capital, Inc.	684	19,446
STAG Industrial, Inc.	385	10,356
STORE Capital Corp.	447	8,645
Summit Hotel Properties, Inc.	1,325	8,281
Sun Communities, Inc.	230	31,554
Sunstone Hotel Investors, Inc.	3,170	28,054
Tanger Factory Outlet Centers, Inc.	1,605	9,871
Taubman Centers, Inc.	795	32,865
The GEO Group, Inc.	2,539	30,417
The Howard Hughes Corp. *	139	7,040
The Macerich Co.	2,244	15,282
UDR, Inc.	1,121	41,455
Uniti Group, Inc.	4,970	41,002
Urban Edge Properties	855	8,336
Ventas, Inc.	2,901	101,390
VEREIT, Inc.	8,116	44,476
VICI Properties, Inc.	307	6,023
Vornado Realty Trust	1,288	46,638
Washington Prime Group, Inc.	11,111	7,118
Washington Real Estate Investment Trust	633	13,882
Weingarten Realty Investors	1,004	17,952
Welltower, Inc.	2,660	134,782
Weyerhaeuser Co.	7,934	160,187
WP Carey, Inc.	588	35,227
Xenia Hotels & Resorts, Inc.	1,712	15,408
		4,736,785

Retailing 5.4%
Aaron's, Inc.	996	36,762
Abercrombie & Fitch Co., Class A	3,414	39,671
Advance Auto Parts, Inc.	756	105,326
Amazon.com, Inc. *	461	1,125,933
American Eagle Outfitters, Inc.	4,518	41,385
Asbury Automotive Group, Inc. *	497	35,923
Ascena Retail Group, Inc. *(a)	2,751	4,594
At Home Group, Inc. *	435	2,062
AutoNation, Inc. *	1,764	69,643
AutoZone, Inc. *	101	115,934
Bed Bath & Beyond, Inc. (a)	21,529	156,516
Best Buy Co., Inc.	5,135	400,992
Big Lots, Inc.	3,085	119,544
Booking Holdings, Inc. *	232	380,345
Burlington Stores, Inc. *	193	40,466
Caleres, Inc.	1,814	13,006
CarMax, Inc. *	1,916	168,704
Chico's FAS, Inc.	14,020	18,927
Conn's, Inc. *	756	5,458
Core-Mark Holding Co., Inc.	2,772	77,561
Designer Brands, Inc., Class A	3,012	18,464
Dick's Sporting Goods, Inc.	2,454	88,491
Dillard's, Inc., Class A	853	25,598
Dollar General Corp.	2,719	520,716
Dollar Tree, Inc. *	2,132	208,659

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
eBay, Inc.	8,974	408,676
Expedia Group, Inc.	930	73,916
Express, Inc. *	2,064	4,045
Five Below, Inc. *	149	15,593
Floor & Decor Holdings, Inc., Class A *	48	2,496
Foot Locker, Inc.	3,784	104,817
GameStop Corp., Class A *	25,811	104,793
Genesco, Inc. *	1,069	19,766
Genuine Parts Co.	1,973	164,568
GNC Holdings, Inc., Class A *(a)	18,466	13,931
Group 1 Automotive, Inc.	729	45,883
Groupon, Inc. *	10,009	12,761
GrubHub, Inc. *	205	11,632
Guess?, Inc.	1,744	16,690
Haverty Furniture Cos., Inc.	745	12,888
Hibbett Sports, Inc. *	962	18,586
Kohl's Corp.	7,282	139,960
L Brands, Inc.	7,815	126,525
Lithia Motors, Inc., Class A	408	49,201
LKQ Corp. *	3,577	98,224
Lowe's Cos., Inc.	8,669	1,130,004
Lumber Liquidators Holdings, Inc. *	271	2,694
Macy's, Inc. (a)	19,824	126,081
MarineMax, Inc. *	146	2,778
MercadoLibre, Inc. *	23	19,588
Monro, Inc.	254	13,995
Murphy USA, Inc. *	1,049	121,789
National Vision Holdings, Inc. *	417	11,167
Nordstrom, Inc.	4,003	64,568
O'Reilly Automotive, Inc. *	561	234,072
Office Depot, Inc.	48,536	119,884
Ollie's Bargain Outlet Holdings, Inc. *	178	16,278
Party City Holdco, Inc. *	5,595	7,218
Penske Automotive Group, Inc.	1,049	37,512
Pool Corp.	173	46,540
Qurate Retail, Inc., Class A *	20,038	165,013
Rent-A-Center, Inc.	641	16,320
RH *	184	39,908
Ross Stores, Inc.	2,153	208,755
Sally Beauty Holdings, Inc. *	3,711	48,391
Shoe Carnival, Inc.	379	9,850
Signet Jewelers Ltd. (a)	5,714	60,283
Sleep Number Corp. *	457	14,245
Sonic Automotive, Inc., Class A	268	7,043
Stamps.com, Inc. *	141	27,939
Target Corp.	9,654	1,180,974
The Buckle, Inc.	1,039	14,629
The Cato Corp., Class A	1,116	10,825
The Children's Place, Inc.	357	14,865
The Gap, Inc.	9,927	88,350
The Home Depot, Inc.	8,087	2,009,458
The Michaels Cos., Inc. *	3,928	15,162
The TJX Cos., Inc.	10,989	579,780
Tiffany & Co.	1,101	141,071
Tractor Supply Co.	1,329	162,165
Ulta Beauty, Inc. *	282	68,811
Urban Outfitters, Inc. *	2,474	41,910
Williams-Sonoma, Inc.	1,346	112,001
Zumiez, Inc. *	518	12,624
		12,270,171

Semiconductors & Semiconductor Equipment 3.9%
Advanced Energy Industries, Inc. *	254	16,975
Advanced Micro Devices, Inc. *	465	25,017
Ambarella, Inc. *	37	2,099
Amkor Technology, Inc. *	2,744	29,032
Analog Devices, Inc.	1,358	153,386
Applied Materials, Inc.	7,108	399,327
Security	Number of Shares	Value ($)
Broadcom, Inc.	1,147	334,087
Brooks Automation, Inc.	316	12,631
Cabot Microelectronics Corp.	102	14,776
Cirrus Logic, Inc. *	646	46,822
Cree, Inc. *	917	48,317
Diodes, Inc. *	339	16,489
Entegris, Inc.	506	30,299
First Solar, Inc. *	902	42,051
Intel Corp.	49,306	3,102,827
KLA Corp.	1,142	200,946
Kulicke & Soffa Industries, Inc.	728	16,278
Lam Research Corp.	800	218,936
Marvell Technology Group Ltd.	2,924	95,381
Maxim Integrated Products, Inc.	1,784	102,901
Microchip Technology, Inc.	1,028	98,709
Micron Technology, Inc. *	9,983	478,286
MKS Instruments, Inc.	332	35,069
Monolithic Power Systems, Inc.	79	16,570
NVIDIA Corp.	1,268	450,165
NXP Semiconductor N.V.	1,905	183,070
ON Semiconductor Corp. *	3,451	56,907
Photronics, Inc. *	1,192	14,292
Power Integrations, Inc.	148	16,036
Qorvo, Inc. *	1,152	120,660
QUALCOMM, Inc.	15,999	1,293,999
Semtech Corp. *	280	14,890
Silicon Laboratories, Inc. *	154	14,424
Skyworks Solutions, Inc.	1,638	194,169
Synaptics, Inc. *	686	43,712
Teradyne, Inc.	831	55,694
Texas Instruments, Inc.	6,498	771,572
Ultra Clean Holdings, Inc. *	114	2,363
Xilinx, Inc.	1,315	120,914
		8,890,078

Software & Services 6.9%
Accenture plc, Class A	3,203	645,789
ACI Worldwide, Inc. *	630	17,375
Adobe, Inc. *	617	238,532
Akamai Technologies, Inc. *	939	99,346
Alliance Data Systems Corp.	1,077	49,897
Amdocs Ltd.	1,688	105,095
ANSYS, Inc. *	230	65,090
Aspen Technology, Inc. *	173	18,276
Autodesk, Inc. *	320	67,322
Automatic Data Processing, Inc.	1,764	258,408
Black Knight, Inc. *	515	39,645
Blackbaud, Inc.	126	7,385
Booz Allen Hamilton Holding Corp.	882	70,348
Broadridge Financial Solutions, Inc.	604	73,144
CACI International, Inc., Class A *	214	53,667
Cadence Design Systems, Inc. *	725	66,185
Cardtronics plc, Class A *	378	9,144
CDK Global, Inc.	1,065	41,865
Cerence, Inc. *	270	8,076
Check Point Software Technologies Ltd. *	705	77,317
Citrix Systems, Inc.	1,039	153,897
Cognizant Technology Solutions Corp., Class A	5,407	286,571
CommVault Systems, Inc. *	264	10,681
Conduent, Inc. *	10,962	26,199
CSG Systems International, Inc.	293	13,874
DXC Technology Co.	5,555	78,937
Ebix, Inc.	218	4,885
EPAM Systems, Inc. *	104	23,987
Euronet Worldwide, Inc. *	182	17,241
EVERTEC, Inc.	373	10,862
ExlService Holdings, Inc. *	215	13,152
Fair Isaac Corp. *	79	31,809

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Fidelity National Information Services, Inc.	1,803	250,311
Fiserv, Inc. *	2,593	276,855
FleetCor Technologies, Inc. *	207	50,465
Fortinet, Inc. *	185	25,752
Gartner, Inc. *	281	34,198
Genpact Ltd.	1,233	44,326
Global Payments, Inc.	777	139,464
GoDaddy, Inc., Class A *	147	11,356
International Business Machines Corp.	16,825	2,101,443
Intuit, Inc.	771	223,837
j2 Global, Inc. *	290	22,707
Jack Henry & Associates, Inc.	378	68,365
KBR, Inc.	1,494	35,034
Leidos Holdings, Inc.	1,256	132,244
LiveRamp Holdings, Inc. *	451	22,744
LogMeIn, Inc.	178	15,112
Manhattan Associates, Inc. *	307	27,139
ManTech International Corp., Class A	316	24,566
Mastercard, Inc., Class A	1,889	568,381
MAXIMUS, Inc.	630	45,373
Microsoft Corp.	28,319	5,189,457
MicroStrategy, Inc., Class A *	77	9,585
NIC, Inc.	457	10,995
NortonLifeLock, Inc.	8,821	200,942
Nuance Communications, Inc. *	1,266	28,966
Oracle Corp.	23,926	1,286,501
Palo Alto Networks, Inc. *	13	3,059
Paychex, Inc.	1,555	112,395
Paycom Software, Inc. *	8	2,378
PayPal Holdings, Inc. *	2,037	315,755
Pegasystems, Inc.	25	2,378
Perficient, Inc. *	254	8,646
Perspecta, Inc.	1,967	43,608
Progress Software Corp.	441	17,816
PTC, Inc. *	296	22,608
Sabre Corp.	2,546	17,746
salesforce.com, Inc. *	541	94,561
Science Applications International Corp.	467	41,115
Square, Inc., Class A *	33	2,676
SS&C Technologies Holdings, Inc.	520	30,105
Sykes Enterprises, Inc. *	692	18,864
Synopsys, Inc. *	420	75,982
Teradata Corp. *	2,522	53,996
The Western Union Co.	5,492	109,950
TiVo Corp.	1,990	12,119
Tyler Technologies, Inc. *	61	22,894
Unisys Corp. *	1,175	13,348
Verint Systems, Inc. *	299	13,865
VeriSign, Inc. *	247	54,095
Virtusa Corp. *	190	5,713
Visa, Inc., Class A	4,334	846,170
VMware, Inc., Class A *	259	40,474
WEX, Inc. *	112	16,585
Xperi Corp.	723	9,941
		15,538,961

Technology Hardware & Equipment 8.6%
3D Systems Corp. *	183	1,349
ADTRAN, Inc.	1,670	19,038
Amphenol Corp., Class A	1,579	152,468
Anixter International, Inc. *	768	73,505
Apple, Inc.	39,713	12,626,351
Arista Networks, Inc. *	84	19,611
Arrow Electronics, Inc. *	2,788	192,595
Avnet, Inc.	6,491	176,815
Badger Meter, Inc.	164	10,035
Belden, Inc.	640	21,786
Benchmark Electronics, Inc.	1,454	30,810
Security	Number of Shares	Value ($)
CDW Corp.	869	96,381
Ciena Corp. *	783	43,269
Cisco Systems, Inc.	39,896	1,907,827
Cognex Corp.	494	28,030
Coherent, Inc. *	162	23,524
CommScope Holding Co., Inc. *	4,797	49,457
Comtech Telecommunications Corp.	356	6,340
Corning, Inc.	16,951	386,313
CTS Corp.	285	6,082
Dell Technologies, Inc., Class C *	1,072	53,214
Diebold Nixdorf, Inc. *	332	1,590
Dolby Laboratories, Inc., Class A	366	22,227
EchoStar Corp., Class A *	708	22,061
ePlus, Inc. *	219	16,142
F5 Networks, Inc. *	702	101,734
Fabrinet *	304	19,438
Fitbit, Inc., Class A *	2,962	18,779
Flex Ltd. *	14,388	139,707
FLIR Systems, Inc.	908	41,950
Hewlett Packard Enterprise Co.	40,545	393,692
HP, Inc.	18,767	284,132
II-VI, Inc. *	813	38,642
Insight Enterprises, Inc. *	852	43,674
InterDigital, Inc.	433	23,802
IPG Photonics Corp. *	185	28,749
Itron, Inc. *	256	16,492
Jabil, Inc.	4,537	135,747
Juniper Networks, Inc.	7,686	186,462
KEMET Corp.	455	12,299
Keysight Technologies, Inc. *	516	55,795
Knowles Corp. *	962	14,468
Littelfuse, Inc.	128	20,799
Lumentum Holdings, Inc. *	224	16,424
Methode Electronics, Inc.	570	17,870
Motorola Solutions, Inc.	1,467	198,529
MTS Systems Corp.	176	3,099
National Instruments Corp.	756	29,272
NCR Corp. *	1,915	34,566
NetApp, Inc.	3,499	155,845
NETGEAR, Inc. *	501	12,891
NetScout Systems, Inc. *	1,328	36,480
OSI Systems, Inc. *	160	12,123
PC Connection, Inc.	381	16,490
Plantronics, Inc.	919	11,975
Plexus Corp. *	539	34,615
Rogers Corp. *	120	12,991
Sanmina Corp. *	2,439	64,902
ScanSource, Inc. *	1,172	28,890
Seagate Technology plc	6,194	328,530
Stratasys Ltd. *	484	8,644
SYNNEX Corp.	837	89,266
TE Connectivity Ltd.	3,026	245,862
Tech Data Corp. *	1,389	189,237
Trimble, Inc. *	1,352	52,890
TTM Technologies, Inc. *	2,090	24,181
ViaSat, Inc. *	361	15,162
Viavi Solutions, Inc. *	738	8,553
Vishay Intertechnology, Inc.	2,265	36,829
Western Digital Corp.	5,990	265,776
Xerox Holdings Corp.	3,853	61,186
Zebra Technologies Corp., Class A *	136	35,540
		19,611,799

Telecommunication Services 3.6%
AT&T, Inc.	114,700	3,539,642
ATN International, Inc.	145	8,613
CenturyLink, Inc.	43,233	424,980
Cincinnati Bell, Inc. *	299	4,404

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cogent Communications Holdings, Inc.	203	15,534
Consolidated Communications Holdings, Inc. *	4,686	28,397
GCI Liberty, Inc., Class A *	226	15,637
Iridium Communications, Inc. *	426	9,798
Liberty Global plc, Class A *	4,275	90,801
Liberty Global plc, Class C *	10,834	223,505
Liberty Latin America Ltd., Class A *	563	5,613
Liberty Latin America Ltd., Class C *	1,570	15,072
Shenandoah Telecommunications Co.	270	14,205
T-Mobile US, Inc. *	3,779	378,051
Telephone and Data Systems, Inc.	3,369	69,031
United States Cellular Corp. *	350	11,029
Verizon Communications, Inc.	57,452	3,296,596
Vonage Holdings Corp. *	1,515	14,589
		8,165,497

Transportation 2.1%
Air Transport Services Group, Inc. *	638	13,743
Alaska Air Group, Inc.	504	17,232
Allegiant Travel Co.	70	7,458
AMERCO	83	26,767
American Airlines Group, Inc. (a)	5,175	54,337
ArcBest Corp.	1,188	26,599
Atlas Air Worldwide Holdings, Inc. *	82	3,203
Atlas Corp.	1,718	12,181
Avis Budget Group, Inc. *(a)	3,822	82,288
C.H. Robinson Worldwide, Inc.	2,194	177,999
Copa Holdings S.A., Class A	128	5,614
Costamare, Inc.	1,638	7,535
CSX Corp.	6,385	457,038
Delta Air Lines, Inc.	2,618	66,000
Echo Global Logistics, Inc. *	647	13,393
Expeditors International of Washington, Inc.	2,133	162,897
FedEx Corp.	4,975	649,536
Forward Air Corp.	348	17,289
Hawaiian Holdings, Inc.	344	4,964
Heartland Express, Inc.	600	13,140
Hertz Global Holdings, Inc. *	8,051	8,051
Hub Group, Inc., Class A *	861	40,269
J.B. Hunt Transport Services, Inc.	933	111,652
JetBlue Airways Corp. *	1,745	17,572
Kansas City Southern	754	113,492
Kirby Corp. *	678	34,768
Knight-Swift Transportation Holdings, Inc.	1,496	62,249
Landstar System, Inc.	480	55,805
Macquarie Infrastructure Corp.	1,335	37,901
Marten Transport Ltd.	544	13,921
Norfolk Southern Corp.	2,253	401,687
Old Dominion Freight Line, Inc.	550	94,099
Ryder System, Inc.	2,469	84,588
Saia, Inc. *	266	28,845
Schneider National, Inc., Class B	905	21,874
SkyWest, Inc.	57	1,828
Southwest Airlines Co.	2,247	72,129
Spirit Airlines, Inc. *	239	3,095
Uber Technologies, Inc. *	101	3,668
Union Pacific Corp.	6,600	1,121,076
United Airlines Holdings, Inc. *	1,296	36,340
United Parcel Service, Inc., Class B	5,296	528,064
Werner Enterprises, Inc.	865	39,980
XPO Logistics, Inc. *	1,011	79,677
YRC Worldwide, Inc. *	4,068	6,021
		4,837,864

Security	Number of Shares	Value ($)
Utilities 3.7%
ALLETE, Inc.	458	26,898
Alliant Energy Corp.	1,677	82,777
Ameren Corp.	2,268	169,488
American Electric Power Co., Inc.	4,566	389,251
American States Water Co.	189	15,500
American Water Works Co., Inc.	944	119,888
Atlantica Sustainable Infrastructure plc	669	17,528
Atmos Energy Corp.	742	76,263
Avangrid, Inc.	446	19,838
Avista Corp.	786	30,788
Black Hills Corp.	405	24,993
California Water Service Group	278	13,066
CenterPoint Energy, Inc.	6,375	113,347
Chesapeake Utilities Corp.	102	9,215
Clearway Energy, Inc., Class A	207	4,200
Clearway Energy, Inc., Class C	444	9,728
CMS Energy Corp.	2,407	141,002
Consolidated Edison, Inc.	3,666	275,170
Dominion Energy, Inc.	5,341	454,038
DTE Energy Co.	1,766	189,969
Duke Energy Corp.	8,592	735,733
Edison International	4,068	236,391
El Paso Electric Co.	380	25,829
Entergy Corp.	2,013	204,964
Essential Utilities, Inc.	811	35,489
Evergy, Inc.	645	39,790
Eversource Energy	2,644	221,303
Exelon Corp.	13,844	530,364
FirstEnergy Corp.	3,655	154,460
Hawaiian Electric Industries, Inc.	1,041	41,078
IDACORP, Inc.	368	34,309
MDU Resources Group, Inc.	558	12,142
MGE Energy, Inc.	217	14,732
National Fuel Gas Co.	856	35,926
New Jersey Resources Corp.	764	26,832
NextEra Energy, Inc.	2,561	654,489
NiSource, Inc.	3,027	72,133
Northwest Natural Holding Co.	255	16,348
NorthWestern Corp.	472	28,377
NRG Energy, Inc.	1,960	70,658
OGE Energy Corp.	1,764	55,248
ONE Gas, Inc.	389	32,664
Ormat Technologies, Inc.	226	16,455
Otter Tail Corp.	358	15,362
PG&E Corp. *	30,947	367,031
Pinnacle West Capital Corp.	1,193	92,935
PNM Resources, Inc.	750	30,615
Portland General Electric Co.	893	42,069
PPL Corp.	9,592	268,000
Public Service Enterprise Group, Inc.	5,318	271,431
Sempra Energy	1,879	237,336
SJW Group	39	2,451
South Jersey Industries, Inc.	718	20,362
Southwest Gas Holdings, Inc.	543	41,241
Spire, Inc.	402	29,314
The AES Corp.	13,713	171,275
The Southern Co.	9,662	551,410
UGI Corp.	2,459	78,295
Unitil Corp.	150	7,226
Vistra Energy Corp.	4,913	100,422
WEC Energy Group, Inc.	2,048	187,863
Xcel Energy, Inc.	4,440	288,733
		8,282,032
Total Common Stock
(Cost $217,081,349)		226,213,011

Schwab Fundamental U.S. Broad Market Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Companies 0.4% of net assets

Equity Fund 0.0%
iShares Core S&P Total U.S. Stock Market ETF	1,000	68,150

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (c)	149,553	149,553

Securities Lending Collateral 0.3%
Wells Fargo Government Money Market Fund, Select Class 0.12% (c)	739,761	739,761
Total Other Investment Companies
(Cost $957,471)		957,464
	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/19/20	5	760,500	28,816
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $653,526.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

ETF –	Exchange-traded fund
REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2020:
	Market Value at 2/29/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 5/31/20	Balance of Shares Held at 5/31/20	Dividends Received
The Charles Schwab Corp.	$159,373	$11,555	($17,926)	$2,718	($20,555)	$135,165	3,764	$709

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$226,213,011	$—	$—	$226,213,011
Other Investment Companies[1]	957,464	—	—	957,464
Futures Contracts[2]	28,816	—	—	28,816
Total	$227,199,291	$—	$—	$227,199,291
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds and ETFs are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds and ETFs, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Large Company Index ETF

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.7% of net assets

Automobiles & Components 1.6%
Adient plc *	189,898	3,230,165
American Axle & Manufacturing Holdings, Inc. *	148,451	1,055,487
Aptiv plc	77,851	5,866,073
Autoliv, Inc.	46,536	2,958,759
BorgWarner, Inc.	113,056	3,634,750
Cooper Tire & Rubber Co.	56,281	1,448,110
Dana, Inc.	109,756	1,387,316
Ford Motor Co.	3,955,108	22,583,667
General Motors Co.	1,192,294	30,856,569
Gentex Corp.	69,855	1,846,966
Harley-Davidson, Inc.	87,424	1,865,628
Lear Corp.	47,502	5,037,587
The Goodyear Tire & Rubber Co.	463,788	3,529,427
Thor Industries, Inc.	35,428	3,053,893
Visteon Corp. *	48,973	3,526,056
		91,880,453

Banks 4.6%
Bank of America Corp.	1,659,505	40,027,261
CIT Group, Inc.	77,244	1,401,206
Citigroup, Inc.	871,072	41,733,059
Citizens Financial Group, Inc.	136,724	3,295,048
Comerica, Inc.	40,717	1,480,063
Credicorp Ltd.	3,248	447,639
Fifth Third Bancorp	273,956	5,312,007
First Republic Bank	14,496	1,568,032
Huntington Bancshares, Inc.	210,011	1,866,998
JPMorgan Chase & Co.	742,383	72,241,290
KeyCorp	208,855	2,474,932
M&T Bank Corp.	32,236	3,406,056
New York Community Bancorp, Inc.	166,976	1,678,109
PacWest Bancorp	32,899	569,482
People's United Financial, Inc.	83,980	961,571
Regions Financial Corp.	285,682	3,231,063
The PNC Financial Services Group, Inc.	118,411	13,503,590
Truist Financial Corp.	288,597	10,614,598
U.S. Bancorp	402,217	14,302,837
Wells Fargo & Co.	1,623,724	42,979,974
Zions Bancorp NA	30,211	994,093
		264,088,908

Capital Goods 7.5%
3M Co.	177,672	27,795,008
A.O. Smith Corp.	32,931	1,564,222
Acuity Brands, Inc.	13,219	1,138,817
AECOM *	77,121	2,989,981
AerCap Holdings N.V. *	56,575	1,823,978
AGCO Corp.	39,488	2,180,922
Allison Transmission Holdings, Inc.	44,942	1,695,212
AMETEK, Inc.	33,640	3,085,124
Security	Number of Shares	Value ($)
Carlisle Cos., Inc.	14,074	1,686,910
Carrier Global Corp. *	238,658	4,885,329
Caterpillar, Inc.	161,883	19,447,005
Cummins, Inc.	62,731	10,639,178
Curtiss-Wright Corp.	9,864	989,359
Deere & Co.	94,718	14,408,502
Donaldson Co., Inc.	32,119	1,524,047
Dover Corp.	36,853	3,583,954
Eaton Corp. plc	158,259	13,436,189
EMCOR Group, Inc.	23,835	1,514,714
Emerson Electric Co.	217,554	13,275,145
Fastenal Co.	110,344	4,552,793
Flowserve Corp.	48,095	1,255,279
Fluor Corp.	329,137	3,821,281
Fortive Corp.	37,982	2,316,142
Fortune Brands Home & Security, Inc.	46,504	2,834,884
GATX Corp.	18,608	1,167,466
General Dynamics Corp.	87,644	12,868,768
General Electric Co.	6,404,475	42,077,401
Graco, Inc.	24,697	1,190,642
HD Supply Holdings, Inc. *	45,644	1,447,371
Hexcel Corp.	19,436	703,389
Honeywell International, Inc.	137,961	20,121,612
Howmet Aerospace, Inc.	134,203	1,755,375
Hubbell, Inc.	16,283	1,993,365
Huntington Ingalls Industries, Inc.	12,964	2,591,374
IDEX Corp.	11,224	1,788,769
Illinois Tool Works, Inc.	87,628	15,112,325
ITT, Inc.	20,721	1,195,602
Jacobs Engineering Group, Inc.	46,937	3,943,647
Johnson Controls International plc	219,224	6,885,826
L3Harris Technologies, Inc.	37,849	7,548,983
Lennox International, Inc.	4,930	1,054,231
Lincoln Electric Holdings, Inc.	21,007	1,726,145
Lockheed Martin Corp.	42,265	16,417,417
Masco Corp.	59,203	2,761,820
MSC Industrial Direct Co., Inc., Class A	20,719	1,436,655
Nordson Corp.	9,117	1,717,187
Northrop Grumman Corp.	37,549	12,586,425
Oshkosh Corp.	34,674	2,490,287
Otis Worldwide Corp.	119,992	6,317,579
Owens Corning	51,398	2,698,395
PACCAR, Inc.	122,349	9,036,697
Parker-Hannifin Corp.	36,048	6,487,559
Pentair plc	54,028	2,114,656
Quanta Services, Inc.	83,835	3,096,027
Raytheon Technologies Corp.	405,205	26,143,827
Regal Beloit Corp.	19,618	1,560,416
Resideo Technologies, Inc. *	133,362	941,536
Rockwell Automation, Inc.	26,684	5,768,013
Roper Technologies, Inc.	7,950	3,130,710
Sensata Technologies Holding plc *	33,254	1,185,505
Snap-on, Inc.	17,488	2,268,019
Spirit AeroSystems Holdings, Inc., Class A	38,326	830,524
Stanley Black & Decker, Inc.	38,507	4,830,703
Textron, Inc.	108,363	3,356,002
The Boeing Co.	94,093	13,723,464

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
The Timken Co.	29,822	1,268,628
The Toro Co.	18,127	1,288,286
Trane Technologies plc	56,095	5,060,330
TransDigm Group, Inc.	6,636	2,819,106
Trinity Industries, Inc.	98,018	1,957,419
UFP Industries, Inc.	29,625	1,354,751
United Rentals, Inc. *	40,248	5,590,045
Univar Solutions, Inc. *	58,029	897,128
Valmont Industries, Inc.	11,058	1,260,612
W.W. Grainger, Inc.	16,794	5,199,758
Watsco, Inc.	10,058	1,789,419
WESCO International, Inc. *	49,094	1,634,830
Westinghouse Air Brake Technologies Corp.	21,239	1,297,066
Xylem, Inc.	25,292	1,677,871
		431,610,938

Commercial & Professional Services 0.6%
ABM Industries, Inc.	34,905	1,072,631
Cintas Corp.	11,681	2,896,421
Equifax, Inc.	17,227	2,645,378
IHS Markit Ltd.	32,361	2,247,795
ManpowerGroup, Inc.	58,139	4,019,731
Nielsen Holdings plc	218,852	3,039,854
Pitney Bowes, Inc.	371,203	879,751
Republic Services, Inc.	45,437	3,883,046
Robert Half International, Inc.	52,651	2,671,512
Verisk Analytics, Inc.	11,377	1,964,580
Waste Management, Inc.	82,572	8,814,561
		34,135,260

Consumer Durables & Apparel 1.4%
Brunswick Corp.	34,023	1,871,605
Capri Holdings Ltd. *	123,325	1,854,808
Carter's, Inc.	19,644	1,687,616
D.R. Horton, Inc.	91,125	5,039,212
Garmin Ltd.	23,862	2,151,636
Hanesbrands, Inc.	156,936	1,547,389
Hasbro, Inc.	27,260	2,003,883
Leggett & Platt, Inc.	50,640	1,549,078
Lennar Corp., Class A	60,374	3,650,212
Lululemon Athletica, Inc. *	6,977	2,093,763
Mattel, Inc. *	266,833	2,457,532
Mohawk Industries, Inc. *	27,127	2,528,236
Newell Brands, Inc.	204,893	2,694,343
NIKE, Inc., Class B	214,241	21,119,878
NVR, Inc. *	810	2,609,504
Polaris, Inc.	26,212	2,289,356
PulteGroup, Inc.	105,474	3,582,952
PVH Corp.	40,889	1,859,223
Ralph Lauren Corp.	29,432	2,222,410
Skechers U.S.A., Inc., Class A *	38,845	1,216,625
Tapestry, Inc.	154,586	2,102,370
Taylor Morrison Home Corp., Class A *	63,323	1,224,034
Toll Brothers, Inc.	46,318	1,496,535
Under Armour, Inc., Class A *	37,460	327,775
Under Armour, Inc., Class C *	38,629	303,624
VF Corp.	75,859	4,255,690
Whirlpool Corp.	44,675	5,442,308
		81,181,597

Consumer Services 1.6%
Aramark	84,335	2,183,433
Caesars Entertainment Corp. *	52,095	593,362
Carnival Corp. (a)	189,210	2,978,165
Chipotle Mexican Grill, Inc. *	3,423	3,436,384
Security	Number of Shares	Value ($)
Cracker Barrel Old Country Store, Inc.	6,925	741,875
Darden Restaurants, Inc.	27,394	2,105,503
Domino's Pizza, Inc.	7,000	2,700,880
Extended Stay America, Inc.	89,358	1,027,617
H&R Block, Inc.	72,575	1,233,775
Hilton Worldwide Holdings, Inc.	28,462	2,257,321
Las Vegas Sands Corp.	107,148	5,136,675
Marriott International, Inc., Class A	36,880	3,263,880
McDonald's Corp.	158,361	29,505,822
MGM Resorts International	137,621	2,364,329
Norwegian Cruise Line Holdings Ltd. *	50,870	796,624
Royal Caribbean Cruises Ltd.	43,912	2,277,716
Service Corp. International	29,304	1,155,457
Six Flags Entertainment Corp.	31,532	724,605
Starbucks Corp.	177,386	13,834,334
The Wendy's Co.	64,517	1,371,632
Wyndham Destinations, Inc.	36,765	1,169,127
Wynn Resorts Ltd.	23,674	1,971,571
Yum China Holdings, Inc.	76,380	3,539,449
Yum! Brands, Inc.	78,955	7,084,632
		93,454,168

Diversified Financials 4.8%
Affiliated Managers Group, Inc.	21,492	1,431,797
Ally Financial, Inc.	304,016	5,302,039
American Express Co.	187,360	17,812,315
Ameriprise Financial, Inc.	56,970	7,979,788
Annaly Capital Management, Inc.	319,413	1,967,584
Berkshire Hathaway, Inc., Class B *	393,068	72,945,559
BlackRock, Inc.	21,601	11,419,153
Capital One Financial Corp.	253,705	17,262,088
Chimera Investment Corp.	62,628	520,439
CME Group, Inc.	25,788	4,708,889
Discover Financial Services	166,427	7,906,947
E*TRADE Financial Corp.	27,450	1,250,073
Equitable Holdings, Inc.	64,556	1,233,665
Evercore, Inc., Class A	14,413	794,300
Franklin Resources, Inc.	214,847	4,054,163
Intercontinental Exchange, Inc.	42,494	4,132,542
Invesco Ltd.	236,873	1,887,878
Jefferies Financial Group, Inc.	106,153	1,555,141
Lazard Ltd., Class A	41,960	1,127,046
Legg Mason, Inc.	56,121	2,796,509
LPL Financial Holdings, Inc.	20,064	1,432,369
Moody's Corp.	17,072	4,565,224
Morgan Stanley	313,460	13,854,932
MSCI, Inc.	6,174	2,030,320
Nasdaq, Inc.	14,667	1,737,453
Navient Corp.	275,405	2,049,013
New Residential Investment Corp.	106,165	761,203
Northern Trust Corp.	35,534	2,807,541
Raymond James Financial, Inc.	20,422	1,414,836
S&P Global, Inc.	22,469	7,302,874
Santander Consumer USA Holdings, Inc.	60,775	1,004,611
SEI Investments Co.	24,357	1,320,637
Starwood Property Trust, Inc.	57,127	757,504
State Street Corp.	127,378	7,764,963
Synchrony Financial	327,830	6,677,897
T. Rowe Price Group, Inc.	59,185	7,155,467
TD Ameritrade Holding Corp.	37,566	1,400,085
The Bank of New York Mellon Corp.	280,896	10,440,904
The Charles Schwab Corp. (b)	102,736	3,689,250
The Goldman Sachs Group, Inc.	140,905	27,686,423
Voya Financial, Inc.	72,366	3,260,088
		277,201,509

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Energy 6.8%
Antero Resources Corp. *	666,231	1,992,031
Apache Corp.	198,580	2,142,678
Baker Hughes Co.	444,806	7,343,747
Cabot Oil & Gas Corp.	76,136	1,510,538
Chevron Corp.	878,077	80,519,661
Concho Resources, Inc.	31,799	1,733,682
ConocoPhillips	488,666	20,611,932
Delek US Holdings, Inc.	44,236	870,122
Devon Energy Corp.	141,274	1,527,172
EOG Resources, Inc.	124,224	6,331,697
Exxon Mobil Corp.	2,535,949	115,309,601
Halliburton Co.	473,851	5,567,749
Helmerich & Payne, Inc.	67,848	1,365,780
Hess Corp.	100,369	4,764,516
HollyFrontier Corp.	144,040	4,530,058
Kinder Morgan, Inc.	647,545	10,231,211
Marathon Oil Corp.	507,694	2,711,086
Marathon Petroleum Corp.	434,646	15,273,460
Murphy Oil Corp.	154,032	1,840,682
Nabors Industries Ltd. (a)	19,610	726,747
National Oilwell Varco, Inc.	408,323	5,091,788
Noble Corp. plc *(a)	1,776,537	230,950
Noble Energy, Inc.	176,567	1,541,430
Occidental Petroleum Corp.	479,780	6,213,151
Oceaneering International, Inc. *	142,422	914,349
ONEOK, Inc.	65,406	2,399,746
Patterson-UTI Energy, Inc.	190,293	702,181
PBF Energy, Inc., Class A	140,696	1,494,192
Peabody Energy Corp.	90,945	286,477
Phillips 66	353,703	27,680,797
Pioneer Natural Resources Co.	26,656	2,441,690
Schlumberger Ltd.	741,292	13,691,663
SM Energy Co.	143,412	504,810
Targa Resources Corp.	91,163	1,630,906
The Williams Cos., Inc.	310,592	6,345,395
Transocean Ltd. *(a)	697,144	927,202
Valaris plc *	484,777	162,352
Valero Energy Corp.	447,658	29,831,929
World Fuel Services Corp.	173,062	4,409,620
WPX Energy, Inc. *	100,635	570,600
		393,975,378

Food & Staples Retailing 3.5%
Casey's General Stores, Inc.	14,372	2,295,640
Costco Wholesale Corp.	112,692	34,762,101
Performance Food Group Co. *	48,012	1,279,520
Rite Aid Corp. *(a)	298,217	3,915,589
SpartanNash Co.	124,181	2,658,715
Sprouts Farmers Market, Inc. *	66,591	1,673,432
Sysco Corp.	128,258	7,074,711
The Kroger Co.	813,608	26,539,893
United Natural Foods, Inc. *	101,265	1,984,794
US Foods Holding Corp. *	115,446	2,209,637
Walgreens Boots Alliance, Inc.	594,914	25,545,607
Walmart, Inc.	726,116	90,081,951
		200,021,590

Food, Beverage & Tobacco 4.4%
Altria Group, Inc.	598,000	23,351,900
Archer-Daniels-Midland Co.	588,800	23,145,728
Brown-Forman Corp., Class B	30,629	2,019,370
Bunge Ltd.	209,060	8,157,521
Campbell Soup Co.	51,247	2,612,572
Coca-Cola European Partners plc	42,897	1,617,217
Conagra Brands, Inc.	154,958	5,390,989
Security	Number of Shares	Value ($)
Constellation Brands, Inc., Class A	23,539	4,065,185
Darling Ingredients, Inc. *	58,218	1,357,062
Flowers Foods, Inc.	66,548	1,569,867
General Mills, Inc.	192,460	12,132,678
Hormel Foods Corp.	68,812	3,360,090
Ingredion, Inc.	38,439	3,237,717
Kellogg Co.	72,268	4,719,823
McCormick & Co., Inc. Non-Voting Shares	12,852	2,251,156
Molson Coors Beverage Co., Class B	67,708	2,570,196
Mondelez International, Inc., Class A	394,877	20,580,989
Monster Beverage Corp. *	40,006	2,876,832
PepsiCo, Inc.	281,074	36,975,285
Philip Morris International, Inc.	440,806	32,337,528
Sanderson Farms, Inc.	11,283	1,489,582
The Coca-Cola Co.	665,178	31,050,509
The Hershey Co.	22,238	3,017,252
The J.M. Smucker Co.	41,931	4,777,199
The Kraft Heinz Co.	316,973	9,658,167
Tyson Foods, Inc., Class A	124,280	7,635,763
		251,958,177

Health Care Equipment & Services 6.7%
Abbott Laboratories	197,628	18,758,850
AmerisourceBergen Corp.	65,767	6,270,226
Anthem, Inc.	102,742	30,217,450
Baxter International, Inc.	62,025	5,582,870
Becton Dickinson & Co.	23,808	5,878,909
Boston Scientific Corp. *	74,372	2,825,392
Cardinal Health, Inc.	283,047	15,479,840
Centene Corp. *	134,980	8,942,425
Cerner Corp.	52,817	3,850,359
Cigna Corp.	54,444	10,742,890
CVS Health Corp.	908,633	59,579,066
Danaher Corp.	55,847	9,304,669
DaVita, Inc. *	71,567	5,794,064
DENTSPLY SIRONA, Inc.	40,842	1,899,970
Edwards Lifesciences Corp. *	9,223	2,072,593
Encompass Health Corp.	21,692	1,588,939
HCA Healthcare, Inc.	91,471	9,778,250
Henry Schein, Inc. *	51,525	3,128,598
Hologic, Inc. *	33,186	1,758,858
Humana, Inc.	55,145	22,645,294
Intuitive Surgical, Inc. *	6,814	3,952,324
Laboratory Corp. of America Holdings *	21,457	3,761,841
Magellan Health, Inc. *	20,943	1,570,516
McKesson Corp.	147,413	23,390,021
MEDNAX, Inc. *	82,411	1,279,843
Medtronic plc	253,755	25,015,168
Molina Healthcare, Inc. *	12,884	2,394,105
Owens & Minor, Inc.	47,832	379,308
Patterson Cos., Inc.	85,053	1,674,694
Quest Diagnostics, Inc.	49,848	5,896,021
ResMed, Inc.	12,389	1,992,399
STERIS plc	9,763	1,619,584
Stryker Corp.	33,600	6,576,528
Tenet Healthcare Corp. *	81,798	1,779,924
The Cooper Cos., Inc.	4,265	1,351,920
UnitedHealth Group, Inc.	213,391	65,052,246
Universal Health Services, Inc., Class B	31,793	3,352,572
Varian Medical Systems, Inc. *	16,182	1,964,333
Zimmer Biomet Holdings, Inc.	29,889	3,776,176
		382,879,035

Household & Personal Products 1.6%
Church & Dwight Co., Inc.	39,375	2,955,881
Colgate-Palmolive Co.	155,703	11,261,998
Kimberly-Clark Corp.	64,074	9,062,627

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Nu Skin Enterprises, Inc., Class A	39,567	1,471,101
The Clorox Co.	20,451	4,218,019
The Estee Lauder Cos., Inc., Class A	22,969	4,535,688
The Procter & Gamble Co.	523,370	60,669,050
		94,174,364

Insurance 3.0%
Aflac, Inc.	243,662	8,886,353
Alleghany Corp.	3,207	1,645,512
American Financial Group, Inc.	18,365	1,106,308
American International Group, Inc.	730,510	21,959,131
Aon plc, Class A	46,646	9,186,930
Arch Capital Group Ltd. *	47,864	1,350,722
Arthur J. Gallagher & Co.	26,096	2,460,331
Assurant, Inc.	19,283	1,978,050
Assured Guaranty Ltd.	64,660	1,676,634
Athene Holding Ltd., Class A *	33,208	959,379
Axis Capital Holdings Ltd.	33,534	1,258,866
Chubb Ltd.	84,885	10,350,877
Cincinnati Financial Corp.	26,777	1,578,504
CNO Financial Group, Inc.	120,544	1,729,806
Everest Re Group Ltd.	14,476	2,872,183
Fidelity National Financial, Inc.	68,295	2,178,610
First American Financial Corp.	31,660	1,598,513
Genworth Financial, Inc., Class A *	501,581	1,529,822
Globe Life, Inc.	24,310	1,872,356
Lincoln National Corp.	88,718	3,365,074
Loews Corp.	114,604	3,809,437
Markel Corp. *	1,642	1,473,564
Marsh & McLennan Cos., Inc.	89,332	9,462,045
MetLife, Inc.	305,113	10,987,119
Old Republic International Corp.	94,661	1,475,765
Primerica, Inc.	10,044	1,141,400
Principal Financial Group, Inc.	88,745	3,427,332
Prudential Financial, Inc.	163,795	9,984,943
Reinsurance Group of America, Inc.	19,265	1,748,299
RenaissanceRe Holdings Ltd.	9,281	1,557,909
The Allstate Corp.	130,488	12,763,031
The Hartford Financial Services Group, Inc.	116,140	4,447,001
The Progressive Corp.	97,095	7,542,340
The Travelers Cos., Inc.	165,588	17,714,604
Unum Group	106,994	1,620,959
W.R. Berkley Corp.	32,739	1,897,225
Willis Towers Watson plc	15,264	3,097,066
		173,694,000

Materials 3.2%
Air Products and Chemicals, Inc.	29,321	7,085,420
Albemarle Corp.	33,043	2,528,450
Alcoa Corp. *	196,904	1,813,486
AptarGroup, Inc.	11,790	1,313,288
Arconic Corp. *	33,521	485,049
Ashland Global Holdings, Inc.	21,150	1,420,434
Avery Dennison Corp.	20,549	2,274,158
Ball Corp.	39,062	2,783,558
Berry Global Group, Inc. *	34,140	1,533,227
Celanese Corp.	34,237	3,078,249
CF Industries Holdings, Inc.	83,907	2,464,349
Commercial Metals Co.	102,249	1,754,593
Corteva, Inc.	235,131	6,421,428
Crown Holdings, Inc. *	25,138	1,644,779
Domtar Corp.	63,844	1,302,418
Dow, Inc.	234,571	9,054,441
DuPont de Nemours, Inc.	296,669	15,050,018
Eastman Chemical Co.	77,527	5,278,038
Ecolab, Inc.	37,959	8,069,324
Freeport-McMoRan, Inc.	545,450	4,947,232
Security	Number of Shares	Value ($)
Graphic Packaging Holding Co.	128,709	1,862,419
Huntsman Corp.	126,453	2,295,122
International Flavors & Fragrances, Inc.	16,090	2,143,027
International Paper Co.	201,006	6,844,254
Linde plc	73,814	14,935,525
LyondellBasell Industries N.V., Class A	247,283	15,766,764
Martin Marietta Materials, Inc.	10,614	2,038,843
Newmont Corp.	99,139	5,796,657
Nucor Corp.	182,401	7,708,266
O-I Glass, Inc.	148,343	1,136,307
Olin Corp.	90,117	1,084,108
Packaging Corp. of America	30,618	3,104,971
PPG Industries, Inc.	76,574	7,785,279
Reliance Steel & Aluminum Co.	42,127	4,086,319
RPM International, Inc.	29,255	2,187,689
Sealed Air Corp.	74,261	2,383,778
Sonoco Products Co.	35,916	1,860,808
Steel Dynamics, Inc.	116,743	3,100,694
The Chemours Co.	80,871	1,060,219
The Mosaic Co.	334,780	4,047,490
The Sherwin-Williams Co.	9,800	5,819,730
United States Steel Corp. (a)	226,336	1,819,741
Vulcan Materials Co.	16,875	1,827,900
Westrock Co.	163,002	4,573,836
		185,571,685

Media & Entertainment 4.5%
Activision Blizzard, Inc.	132,217	9,516,980
Alphabet, Inc., Class A *	25,527	36,593,465
Alphabet, Inc., Class C *	25,777	36,833,271
Altice USA, Inc., Class A *	98,913	2,544,042
Charter Communications, Inc., Class A *	26,257	14,283,808
Cinemark Holdings, Inc.	41,829	628,690
Comcast Corp., Class A	1,200,161	47,526,376
Discovery, Inc., Class A *	44,078	958,696
Discovery, Inc., Class C *	97,442	1,908,889
DISH Network Corp., Class A *	72,941	2,308,583
Electronic Arts, Inc. *	39,277	4,826,358
Facebook, Inc., Class A *	120,561	27,137,075
Fox Corp., Class A	100,162	2,921,726
Fox Corp., Class B	46,778	1,346,271
IAC/InterActiveCorp *	6,121	1,654,935
Liberty Media Corp. - Liberty SiriusXM, Class A *	44,108	1,609,942
Liberty Media Corp. - Liberty SiriusXM, Class C *	87,029	3,173,948
Netflix, Inc. *	4,352	1,826,665
News Corp., Class A	185,311	2,270,060
News Corp., Class B	57,413	703,883
Omnicom Group, Inc.	63,731	3,491,821
The Interpublic Group of Cos., Inc.	115,903	1,983,100
The Walt Disney Co.	386,381	45,322,491
ViacomCBS, Inc., Class B	436,334	9,049,567
		260,420,642

Pharmaceuticals, Biotechnology & Life Sciences 7.2%
AbbVie, Inc.	387,105	35,873,020
Agilent Technologies, Inc.	41,650	3,671,031
Alexion Pharmaceuticals, Inc. *	22,047	2,643,435
Amgen, Inc.	141,721	32,553,314
Biogen, Inc. *	37,853	11,624,278
Bristol-Myers Squibb Co.	409,781	24,472,121
Eli Lilly and Co.	109,647	16,770,509
Gilead Sciences, Inc.	562,963	43,815,410
ICON plc *	8,182	1,378,258
Illumina, Inc. *	5,737	2,082,818
IQVIA Holdings, Inc. *	25,803	3,858,065

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Jazz Pharmaceuticals plc *	9,760	1,164,563
Johnson & Johnson	553,134	82,278,683
Mallinckrodt plc *(a)	464,229	1,309,126
Merck & Co., Inc.	566,413	45,720,857
Mettler-Toledo International, Inc. *	2,855	2,269,725
Mylan N.V. *	254,999	4,352,833
Perrigo Co., plc	34,051	1,864,973
Pfizer, Inc.	1,831,947	69,962,056
Regeneron Pharmaceuticals, Inc. *	7,326	4,489,446
Thermo Fisher Scientific, Inc.	35,069	12,245,744
United Therapeutics Corp. *	23,688	2,794,000
Waters Corp. *	10,131	2,024,680
Zoetis, Inc.	27,369	3,814,965
		413,033,910

Real Estate 1.6%
Alexandria Real Estate Equities, Inc.	8,740	1,343,513
American Tower Corp.	26,536	6,850,799
Apple Hospitality REIT, Inc.	81,604	833,177
AvalonBay Communities, Inc.	15,171	2,366,828
Boston Properties, Inc.	27,578	2,371,156
Brixmor Property Group, Inc.	85,244	951,323
Camden Property Trust	12,739	1,166,510
CBRE Group, Inc., Class A *	62,517	2,749,498
Colony Capital, Inc.	263,537	529,709
CoreCivic, Inc.	100,397	1,207,776
Crown Castle International Corp.	39,843	6,859,371
Digital Realty Trust, Inc.	26,701	3,833,195
Diversified Healthcare Trust	197,448	706,864
Duke Realty Corp.	43,535	1,501,087
Equinix, Inc.	6,290	4,388,093
Equity Residential	49,956	3,025,335
Essex Property Trust, Inc.	6,092	1,478,955
Extra Space Storage, Inc.	11,541	1,116,592
Healthpeak Properties, Inc.	86,623	2,134,391
Host Hotels & Resorts, Inc.	290,651	3,470,373
Iron Mountain, Inc.	93,810	2,416,546
Jones Lang LaSalle, Inc.	16,620	1,701,888
Kimco Realty Corp.	84,830	942,461
Lamar Advertising Co., Class A	16,464	1,091,563
Mid-America Apartment Communities, Inc.	13,178	1,533,392
Outfront Media, Inc.	52,573	738,125
Park Hotels & Resorts, Inc.	91,614	900,566
Prologis, Inc.	55,468	5,075,322
Public Storage	14,637	2,967,505
Realogy Holdings Corp.	259,145	1,570,419
Realty Income Corp.	23,212	1,283,856
Service Properties Trust	88,096	594,648
Simon Property Group, Inc.	50,553	2,916,908
SL Green Realty Corp.	22,713	956,672
The Macerich Co. (a)	60,829	414,245
UDR, Inc.	29,999	1,109,363
Ventas, Inc.	78,769	2,752,976
VEREIT, Inc.	218,120	1,195,298
Vornado Realty Trust	35,432	1,282,993
Welltower, Inc.	72,929	3,695,312
Weyerhaeuser Co.	217,665	4,394,656
WP Carey, Inc.	15,876	951,131
		89,370,390

Retailing 5.6%
Aaron's, Inc.	26,770	988,081
Abercrombie & Fitch Co., Class A	92,902	1,079,521
Advance Auto Parts, Inc.	20,750	2,890,890
Amazon.com, Inc. *	12,542	30,632,205
American Eagle Outfitters, Inc.	122,775	1,124,619
Asbury Automotive Group, Inc. *	13,531	978,021
Security	Number of Shares	Value ($)
AutoNation, Inc. *	47,655	1,881,419
AutoZone, Inc. *	2,761	3,169,241
Bed Bath & Beyond, Inc. (a)	592,406	4,306,792
Best Buy Co., Inc.	140,021	10,934,240
Big Lots, Inc.	83,849	3,249,149
Booking Holdings, Inc. *	6,302	10,331,625
Burlington Stores, Inc. *	5,136	1,076,865
CarMax, Inc. *	52,584	4,630,021
Core-Mark Holding Co., Inc.	76,530	2,141,309
Dick's Sporting Goods, Inc.	67,711	2,441,659
Dollar General Corp.	74,162	14,202,765
Dollar Tree, Inc. *	58,196	5,695,643
eBay, Inc.	245,544	11,182,074
Expedia Group, Inc.	25,202	2,003,055
Foot Locker, Inc.	103,233	2,859,554
GameStop Corp., Class A *(a)	700,207	2,842,840
Genuine Parts Co.	53,992	4,503,473
Group 1 Automotive, Inc.	19,534	1,229,470
Kohl's Corp.	200,051	3,844,980
L Brands, Inc.	215,370	3,486,840
Lithia Motors, Inc., Class A	10,963	1,322,028
LKQ Corp. *	97,113	2,666,723
Lowe's Cos., Inc.	236,378	30,811,872
Macy's, Inc. (a)	547,176	3,480,039
Murphy USA, Inc. *	28,818	3,345,770
Nordstrom, Inc.	109,021	1,758,509
O'Reilly Automotive, Inc. *	15,214	6,347,889
Office Depot, Inc.	1,321,461	3,264,009
Penske Automotive Group, Inc.	28,553	1,021,055
Qurate Retail, Inc., Class A *	551,447	4,541,166
Ross Stores, Inc.	58,985	5,719,186
Signet Jewelers Ltd. (a)	155,449	1,639,987
Target Corp.	263,351	32,215,728
The Gap, Inc.	275,330	2,450,437
The Home Depot, Inc.	220,713	54,842,766
The TJX Cos., Inc.	300,040	15,830,110
Tiffany & Co.	29,747	3,811,483
Tractor Supply Co.	36,374	4,438,355
Ulta Beauty, Inc. *	7,563	1,845,448
Urban Outfitters, Inc. *	67,135	1,137,267
Williams-Sonoma, Inc.	36,371	3,026,431
		319,222,609

Semiconductors & Semiconductor Equipment 4.0%
Analog Devices, Inc.	37,049	4,184,685
Applied Materials, Inc.	194,000	10,898,920
Broadcom, Inc.	31,334	9,126,654
Intel Corp.	1,344,525	84,610,958
KLA Corp.	31,285	5,504,909
Lam Research Corp.	21,766	5,956,701
Marvell Technology Group Ltd.	79,459	2,591,953
Maxim Integrated Products, Inc.	49,202	2,837,971
Microchip Technology, Inc.	27,946	2,683,375
Micron Technology, Inc. *	272,792	13,069,465
NVIDIA Corp.	34,676	12,310,674
NXP Semiconductor N.V.	52,200	5,016,420
ON Semiconductor Corp. *	93,728	1,545,575
Qorvo, Inc. *	31,414	3,290,302
QUALCOMM, Inc.	436,316	35,289,238
Skyworks Solutions, Inc.	44,789	5,309,288
Teradyne, Inc.	22,475	1,506,274
Texas Instruments, Inc.	177,206	21,041,440
Xilinx, Inc.	36,115	3,320,774
		230,095,576

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Software & Services 7.0%
Accenture plc, Class A	87,402	17,621,991
Adobe, Inc. *	16,785	6,489,081
Akamai Technologies, Inc. *	25,811	2,730,804
Alliance Data Systems Corp.	29,157	1,350,844
Amdocs Ltd.	46,491	2,894,530
ANSYS, Inc. *	6,308	1,785,164
Autodesk, Inc. *	8,639	1,817,473
Automatic Data Processing, Inc.	47,980	7,028,590
Booz Allen Hamilton Holding Corp.	23,795	1,897,889
Broadridge Financial Solutions, Inc.	16,166	1,957,703
CACI International, Inc., Class A *	5,692	1,427,440
Cadence Design Systems, Inc. *	19,649	1,793,757
CDK Global, Inc.	28,820	1,132,914
Check Point Software Technologies Ltd. *	19,383	2,125,734
Citrix Systems, Inc.	28,464	4,216,088
Cognizant Technology Solutions Corp., Class A	147,162	7,799,586
Conduent, Inc. *	298,160	712,602
DXC Technology Co.	153,819	2,185,768
Fidelity National Information Services, Inc.	49,293	6,843,347
Fiserv, Inc. *	70,840	7,563,587
FleetCor Technologies, Inc. *	5,609	1,367,418
Genpact Ltd.	33,376	1,199,867
Global Payments, Inc.	21,309	3,824,752
International Business Machines Corp.	459,275	57,363,448
Intuit, Inc.	21,075	6,118,494
Jack Henry & Associates, Inc.	10,102	1,827,048
Leidos Holdings, Inc.	34,223	3,603,340
Mastercard, Inc., Class A	51,418	15,471,162
MAXIMUS, Inc.	16,984	1,223,188
Microsoft Corp.	772,382	141,539,001
NortonLifeLock, Inc.	242,002	5,512,806
Oracle Corp.	653,078	35,116,004
Paychex, Inc.	42,630	3,081,296
PayPal Holdings, Inc. *	55,726	8,638,087
Perspecta, Inc.	53,660	1,189,642
Sabre Corp.	69,418	483,843
salesforce.com, Inc. *	14,841	2,594,058
Science Applications International Corp.	12,442	1,095,394
Synopsys, Inc. *	11,261	2,037,228
Teradata Corp. *	68,304	1,462,389
The Western Union Co.	151,474	3,032,509
VeriSign, Inc. *	6,710	1,469,557
Visa, Inc., Class A	118,234	23,084,006
		403,709,429

Technology Hardware & Equipment 8.9%
Amphenol Corp., Class A	43,296	4,180,662
Anixter International, Inc. *	21,000	2,009,910
Apple, Inc.	1,083,236	344,404,054
Arrow Electronics, Inc. *	76,520	5,286,002
Avnet, Inc.	178,100	4,851,444
CDW Corp.	23,474	2,603,501
Cisco Systems, Inc.	1,087,683	52,013,001
CommScope Holding Co., Inc. *	130,624	1,346,733
Corning, Inc.	463,803	10,570,070
Dell Technologies, Inc., Class C *	29,082	1,443,631
F5 Networks, Inc. *	19,223	2,785,797
Flex Ltd. *	396,122	3,846,345
FLIR Systems, Inc.	25,403	1,173,619
Hewlett Packard Enterprise Co.	1,108,548	10,764,001
HP, Inc.	511,556	7,744,958
Insight Enterprises, Inc. *	22,971	1,177,493
Jabil, Inc.	125,039	3,741,167
Juniper Networks, Inc.	211,099	5,121,262
Motorola Solutions, Inc.	39,998	5,412,929
Security	Number of Shares	Value ($)
NCR Corp. *	52,159	941,470
NetApp, Inc.	95,928	4,272,633
Sanmina Corp. *	66,230	1,762,380
Seagate Technology plc	169,279	8,978,558
SYNNEX Corp.	23,080	2,461,482
TE Connectivity Ltd.	82,989	6,742,856
Tech Data Corp. *	37,727	5,139,927
Trimble, Inc. *	37,065	1,449,983
Western Digital Corp.	162,992	7,231,955
Xerox Holdings Corp.	105,214	1,670,798
		511,128,621

Telecommunication Services 3.8%
AT&T, Inc.	3,128,394	96,542,239
CenturyLink, Inc.	1,182,532	11,624,289
Liberty Global plc, Class A *	116,316	2,470,552
Liberty Global plc, Class C *	294,850	6,082,755
T-Mobile US, Inc. *	102,798	10,283,912
Telephone and Data Systems, Inc.	91,938	1,883,810
Verizon Communications, Inc.	1,567,082	89,919,165
		218,806,722

Transportation 2.1%
American Airlines Group, Inc. (a)	138,931	1,458,775
Avis Budget Group, Inc. *(a)	105,859	2,279,144
C.H. Robinson Worldwide, Inc.	60,228	4,886,298
CSX Corp.	174,521	12,492,213
Delta Air Lines, Inc.	71,171	1,794,221
Expeditors International of Washington, Inc.	58,391	4,459,321
FedEx Corp.	135,914	17,744,932
Hertz Global Holdings, Inc. *	218,010	218,010
J.B. Hunt Transport Services, Inc.	25,665	3,071,331
Kansas City Southern	20,446	3,077,532
Kirby Corp. *	18,214	934,014
Knight-Swift Transportation Holdings, Inc.	40,387	1,680,503
Landstar System, Inc.	13,166	1,530,679
Macquarie Infrastructure Corp.	37,251	1,057,556
Norfolk Southern Corp.	61,531	10,970,362
Old Dominion Freight Line, Inc.	14,814	2,534,527
Ryder System, Inc.	67,200	2,302,272
Southwest Airlines Co.	60,288	1,935,245
Union Pacific Corp.	179,948	30,565,967
United Airlines Holdings, Inc. *	35,173	986,251
United Parcel Service, Inc., Class B	144,310	14,389,150
XPO Logistics, Inc. *	27,609	2,175,865
		122,544,168

Utilities 3.7%
Alliant Energy Corp.	46,198	2,280,333
Ameren Corp.	61,991	4,632,588
American Electric Power Co., Inc.	124,669	10,628,032
American Water Works Co., Inc.	25,646	3,257,042
Atmos Energy Corp.	20,021	2,057,758
CenterPoint Energy, Inc.	174,063	3,094,840
CMS Energy Corp.	66,283	3,882,858
Consolidated Edison, Inc.	99,696	7,483,182
Dominion Energy, Inc.	145,686	12,384,767
DTE Energy Co.	48,216	5,186,595
Duke Energy Corp.	234,283	20,061,653
Edison International	110,903	6,444,573
Entergy Corp.	55,007	5,600,813
Evergy, Inc.	17,502	1,079,698
Eversource Energy	72,140	6,038,118
Exelon Corp.	377,905	14,477,541
FirstEnergy Corp.	99,716	4,213,998

Schwab Fundamental U.S. Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MDU Resources Group, Inc.	14,972	325,791
NextEra Energy, Inc.	69,936	17,872,844
NiSource, Inc.	83,644	1,993,237
NRG Energy, Inc.	53,240	1,919,302
OGE Energy Corp.	47,479	1,487,042
PG&E Corp. *	846,476	10,039,205
Pinnacle West Capital Corp.	32,796	2,554,808
Portland General Electric Co.	24,087	1,134,739
PPL Corp.	261,277	7,300,079
Public Service Enterprise Group, Inc.	144,989	7,400,239
Sempra Energy	51,147	6,460,378
Southwest Gas Holdings, Inc.	14,627	1,110,921
The AES Corp.	376,289	4,699,850
The Southern Co.	263,472	15,036,347
UGI Corp.	66,931	2,131,083
Vistra Energy Corp.	134,125	2,741,515
WEC Energy Group, Inc.	56,093	5,145,411
Xcel Energy, Inc.	121,578	7,906,217
		210,063,397
Total Common Stock
(Cost $5,529,501,955)		5,734,222,526

Other Investment Companies 0.5% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (c)	6,418,928	6,418,928

Security	Number of Shares	Value ($)
Securities Lending Collateral 0.4%
Wells Fargo Government Money Market Fund, Select Class 0.12% (c)	22,075,818	22,075,818
Total Other Investment Companies
(Cost $28,494,746)		28,494,746

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
S&P 500 Index, e-mini, expires 06/19/20	123	18,708,300	682,699
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $19,496,270.
(b)	Issuer is affiliated with the fund’s investment adviser.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The fund owns shares of an affiliate, The Charles Schwab Corp., since that company is included in its index. Below is the summary of investment activities involving The Charles Schwab Corp. shares owned by the fund during the period ended May 31, 2020:
	Market Value at 2/29/20	Gross Purchases	Gross Sales	Realized Gains(Losses)	Net change in unrealized appreciation (depreciation)	Market Value at 5/31/20	Balance of Shares Held at 5/31/20	Dividends Received
The Charles Schwab Corp.	$3,669,008	$496,529	($107,923)	$372	($368,736)	$3,689,250	102,736	$18,556

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$5,734,222,526	$—	$—	$5,734,222,526
Other Investment Companies[1]	28,494,746	—	—	28,494,746
Futures Contracts[2]	682,699	—	—	682,699
Total	$5,763,399,971	$—	$—	$5,763,399,971
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental U.S. Small Company Index ETF

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 99.8% of net assets

Automobiles & Components 1.7%
Cooper-Standard Holding, Inc. *	277,900	2,915,171
Delphi Technologies plc *	640,433	8,248,777
Dorman Products, Inc. *	57,021	3,986,908
Fox Factory Holding Corp. *	5,847	421,627
Garrett Motion, Inc. *	393,254	2,033,123
Gentherm, Inc. *	84,636	3,444,685
LCI Industries	70,767	7,000,979
Modine Manufacturing Co. *	316,216	1,691,756
Standard Motor Products, Inc.	76,519	3,255,883
Stoneridge, Inc. *	61,996	1,275,878
Tenneco, Inc., Class A *	873,410	5,904,252
Tesla, Inc. *	12,458	10,402,430
Veoneer, Inc. *(a)	199,769	2,153,510
Winnebago Industries, Inc.	79,349	4,316,586
		57,051,565

Banks 6.7%
Associated Banc-Corp.	292,901	4,103,543
Atlantic Union Bankshares Corp.	63,554	1,471,275
Axos Financial, Inc. *	17,484	381,151
BancorpSouth Bank	138,115	3,070,296
Bank of Hawaii Corp.	62,747	4,036,514
Bank OZK	162,716	3,659,483
BankUnited, Inc.	201,972	3,732,443
Banner Corp.	41,848	1,571,811
Berkshire Hills Bancorp, Inc.	15,255	165,059
BOK Financial Corp.	50,725	2,583,931
Boston Private Financial Holdings, Inc.	180,123	1,237,445
Brookline Bancorp, Inc.	27,970	260,121
Cadence BanCorp	28,377	229,002
Capitol Federal Financial, Inc.	237,807	2,788,287
Cathay General Bancorp	107,923	2,934,426
Central Pacific Financial Corp.	69,569	1,120,757
Columbia Banking System, Inc.	90,709	2,209,671
Commerce Bancshares, Inc.	107,044	6,821,914
Community Bank System, Inc.	46,803	2,781,034
Cullen/Frost Bankers, Inc.	74,449	5,655,891
CVB Financial Corp.	108,003	2,107,139
Eagle Bancorp, Inc.	9,342	302,307
East West Bancorp, Inc.	223,931	7,826,388
Essent Group Ltd.	60,255	1,991,428
F.N.B. Corp.	529,729	3,925,292
Federal Agricultural Mortgage Corp., Class C	5,771	370,094
First BanCorp	269,720	1,475,368
First Citizens BancShares, Inc., Class A	8,176	3,147,760
First Commonwealth Financial Corp.	151,785	1,241,601
First Financial Bancorp	99,272	1,319,325
First Financial Bankshares, Inc.	74,233	2,274,499
First Hawaiian, Inc.	168,607	2,908,471
First Horizon National Corp.	369,124	3,451,309
First Interstate BancSystem, Inc., Class A	11,420	356,875
Security	Number of Shares	Value ($)
First Merchants Corp.	11,934	334,868
First Midwest Bancorp, Inc.	130,172	1,698,745
Flagstar Bancorp, Inc.	15,673	459,219
Fulton Financial Corp.	330,501	3,704,916
Glacier Bancorp, Inc.	88,738	3,655,118
Great Western Bancorp, Inc.	99,765	1,420,654
Hancock Whitney Corp.	144,878	3,132,262
Heartland Financial USA, Inc.	9,675	309,697
Hilltop Holdings, Inc.	111,525	2,084,402
Home BancShares, Inc.	182,946	2,647,229
Hope Bancorp, Inc.	215,297	2,044,245
IBERIABANK Corp.	57,205	2,426,064
Independent Bank Corp.	25,775	1,790,589
International Bancshares Corp.	88,101	2,711,749
Investors Bancorp, Inc.	363,995	3,159,477
MGIC Investment Corp.	574,857	4,719,576
National Bank Holdings Corp., Class A	51,774	1,361,656
NBT Bancorp, Inc.	65,911	2,064,332
Northwest Bancshares, Inc.	170,491	1,698,090
OFG Bancorp	108,589	1,319,356
Old National Bancorp	212,136	2,882,928
Park National Corp.	23,393	1,751,434
Pinnacle Financial Partners, Inc.	46,587	1,856,492
Popular, Inc.	160,024	6,319,348
Prosperity Bancshares, Inc.	106,317	6,952,069
Provident Financial Services, Inc.	97,486	1,270,243
Radian Group, Inc.	312,470	4,962,024
Renasant Corp.	17,738	427,841
S&T Bancorp, Inc.	12,104	269,193
Sandy Spring Bancorp, Inc.	12,091	293,207
Signature Bank	52,357	5,388,059
Simmons First National Corp., Class A	80,521	1,380,935
South State Corp.	36,891	1,939,360
Sterling Bancorp	136,912	1,684,018
SVB Financial Group *	41,589	8,931,238
Synovus Financial Corp.	254,331	4,880,612
TCF Financial Corp.	212,837	6,155,246
Texas Capital Bancshares, Inc. *	61,174	1,637,016
The Bank of NT Butterfield & Son Ltd.	80,039	1,955,353
Towne Bank	18,751	353,644
Trustmark Corp.	108,304	2,576,552
UMB Financial Corp.	55,885	2,865,783
Umpqua Holdings Corp.	444,263	5,060,156
United Bankshares, Inc.	130,403	3,792,119
United Community Banks, Inc.	83,304	1,628,593
Valley National Bancorp	446,151	3,560,285
Walker & Dunlop, Inc.	54,891	2,223,085
Washington Federal, Inc.	174,594	4,515,001
Webster Financial Corp.	130,943	3,705,687
WesBanco, Inc.	62,289	1,334,230
Westamerica BanCorp	30,550	1,801,839
Western Alliance Bancorp	71,111	2,712,885
Wintrust Financial Corp.	72,446	3,068,813
WSFS Financial Corp.	10,599	293,274
		226,682,716

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Capital Goods 11.5%
AAON, Inc.	42,730	2,314,684
AAR Corp.	146,150	2,947,846
Advanced Drainage Systems, Inc.	8,705	385,980
Aegion Corp. *	182,119	2,733,606
Aerojet Rocketdyne Holdings, Inc. *	12,184	534,268
Air Lease Corp.	177,758	5,352,293
Alamo Group, Inc.	24,347	2,515,532
Albany International Corp., Class A	36,514	2,201,794
Allegion plc	65,950	6,575,215
Altra Industrial Motion Corp.	83,826	2,598,606
American Woodmark Corp. *	28,224	1,771,338
Apogee Enterprises, Inc.	109,750	2,266,338
Applied Industrial Technologies, Inc.	142,994	8,293,652
Arcosa, Inc.	228,434	8,719,326
Argan, Inc.	51,650	1,910,534
Armstrong World Industries, Inc.	48,913	3,687,551
Astec Industries, Inc.	123,085	5,228,651
Astronics Corp. *	17,748	162,039
Atkore International Group, Inc. *	104,093	2,793,856
AZZ, Inc.	87,330	2,764,868
Barnes Group, Inc.	110,726	4,183,228
Beacon Roofing Supply, Inc. *	244,537	6,020,501
BMC Stock Holdings, Inc. *	208,687	5,461,339
Briggs & Stratton Corp. (a)	873,043	1,431,791
Builders FirstSource, Inc. *	206,887	4,305,318
BWX Technologies, Inc.	118,551	7,417,736
CAI International, Inc. *	15,872	298,552
Chart Industries, Inc. *	43,401	1,703,489
CIRCOR International, Inc. *	11,015	177,121
Colfax Corp. *	289,884	8,134,145
Columbus McKinnon Corp.	13,046	396,729
Comfort Systems USA, Inc.	96,223	3,560,251
Crane Co.	100,758	5,614,236
Cubic Corp.	49,918	2,057,121
Douglas Dynamics, Inc.	9,582	350,126
DXP Enterprises, Inc. *	66,957	1,180,452
Dycom Industries, Inc. *	148,632	6,257,407
Encore Wire Corp.	83,722	4,042,935
Enerpac Tool Group Corp.	196,397	3,515,506
EnerSys	154,782	9,797,701
EnPro Industries, Inc.	53,211	2,398,752
ESCO Technologies, Inc.	31,130	2,571,649
Federal Signal Corp.	104,160	3,035,222
Franklin Electric Co., Inc.	87,542	4,440,130
Generac Holdings, Inc. *	81,589	9,078,408
Gibraltar Industries, Inc. *	58,346	2,567,807
GMS, Inc. *	142,707	2,924,066
Granite Construction, Inc.	231,204	4,069,190
Griffon Corp.	176,499	2,965,183
H&E Equipment Services, Inc.	142,745	2,446,649
HEICO Corp.	16,438	1,656,293
HEICO Corp., Class A	33,409	2,804,686
Herc Holdings, Inc. *	82,665	2,355,953
Hillenbrand, Inc.	231,090	5,948,257
Hyster-Yale Materials Handling, Inc.	65,013	2,380,126
Ingersoll Rand, Inc. *	355,589	10,027,610
Insteel Industries, Inc.	91,262	1,610,774
JELD-WEN Holding, Inc. *	180,809	2,464,427
John Bean Technologies Corp.	26,214	2,153,480
Kadant, Inc.	4,453	431,184
Kaman Corp.	68,200	2,728,000
Kennametal, Inc.	220,480	6,116,115
Lindsay Corp.	32,055	3,010,606
Lydall, Inc. *	99,433	1,075,865
Masonite International Corp. *	93,607	6,213,633
MasTec, Inc. *	158,856	6,219,212
Maxar Technologies, Inc. *	42,784	644,755
Security	Number of Shares	Value ($)
Meritor, Inc. *	156,999	3,199,640
Moog, Inc., Class A	102,973	5,590,404
MRC Global, Inc. *	530,300	3,139,376
Mueller Industries, Inc.	285,268	7,639,477
Mueller Water Products, Inc., Class A	332,286	3,103,551
MYR Group, Inc. *	105,952	3,052,477
National Presto Industries, Inc.	19,796	1,781,442
Navistar International Corp. *	16,817	422,779
NOW, Inc. *	759,232	5,656,278
nVent Electric plc	395,182	7,243,686
Patrick Industries, Inc.	56,188	2,914,472
Primoris Services Corp.	217,497	3,630,025
Proto Labs, Inc. *	18,196	2,299,065
Quanex Building Products Corp.	136,606	1,693,914
Raven Industries, Inc.	71,144	1,526,039
RBC Bearings, Inc. *	18,758	2,638,313
REV Group, Inc.	46,525	283,803
Rexnord Corp.	195,144	5,873,834
Rush Enterprises, Inc., Class A	178,460	7,427,505
Simpson Manufacturing Co., Inc.	69,440	5,559,366
SiteOne Landscape Supply, Inc. *	29,292	3,114,033
SPX FLOW, Inc. *	116,272	4,020,686
Standex International Corp.	36,852	1,949,839
Teledyne Technologies, Inc. *	31,046	11,614,930
Tennant Co.	37,231	2,380,550
Terex Corp.	500,122	7,861,918
The Greenbrier Cos., Inc.	310,454	6,587,834
The Manitowoc Co., Inc. *	125,119	1,169,863
The Middleby Corp. *	70,670	4,812,627
Titan Machinery, Inc. *	158,410	1,658,553
Trex Co., Inc. *	35,564	4,271,948
TriMas Corp. *	86,366	2,042,556
Triton International Ltd.	133,789	4,080,565
Tutor Perini Corp. *	591,036	6,205,878
Vectrus, Inc. *	43,315	2,378,860
Wabash National Corp.	418,826	3,999,788
Watts Water Technologies, Inc., Class A	43,953	3,655,131
Welbilt, Inc. *	162,901	990,438
Woodward, Inc.	72,009	4,938,377
		388,411,513

Commercial & Professional Services 5.6%
ACCO Brands Corp.	499,246	3,090,333
ADT, Inc.	89,453	633,327
Advanced Disposal Services, Inc. *	125,892	3,925,313
ASGN, Inc. *	117,856	7,258,751
Brady Corp., Class A	83,732	4,281,217
CBIZ, Inc. *	96,009	2,174,604
Cimpress plc *	19,192	1,729,775
Clean Harbors, Inc. *	110,797	6,580,234
Copart, Inc. *	101,342	9,058,961
CoreLogic, Inc.	181,743	9,007,183
CoStar Group, Inc. *	6,931	4,552,281
Covanta Holding Corp.	377,872	3,400,848
Deluxe Corp.	227,270	5,302,209
Exponent, Inc.	34,073	2,529,579
FTI Consulting, Inc. *	63,374	7,634,032
Harsco Corp. *	201,272	2,246,195
Healthcare Services Group, Inc.	207,686	4,967,849
Herman Miller, Inc.	167,848	3,863,861
HNI Corp.	187,905	4,785,940
Huron Consulting Group, Inc. *	44,618	2,064,029
IAA, Inc. *	181,390	7,436,990
ICF International, Inc.	40,445	2,652,383
Insperity, Inc.	33,712	1,747,630
Interface, Inc.	242,331	2,057,390
KAR Auction Services, Inc.	223,844	3,212,161
Kelly Services, Inc., Class A	417,427	6,257,231

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kforce, Inc.	88,635	2,676,777
Knoll, Inc.	147,039	1,552,732
Korn Ferry	125,849	3,808,191
Matthews International Corp., Class A	109,854	2,273,978
McGrath RentCorp	45,499	2,537,024
Mobile Mini, Inc.	87,943	2,817,694
MSA Safety, Inc.	34,968	4,159,094
Quad/Graphics, Inc.	669,215	1,907,263
R.R. Donnelley & Sons Co.	2,175,272	2,371,046
Resources Connection, Inc.	179,123	1,968,562
Rollins, Inc.	111,306	4,652,591
SP Plus Corp. *	86,929	1,770,744
Steelcase, Inc., Class A	401,714	4,651,848
Stericycle, Inc. *	164,094	8,997,274
Team, Inc. *	140,076	690,575
Tetra Tech, Inc.	85,650	6,757,785
The Brink's Co.	58,797	2,357,760
TransUnion	89,444	7,718,123
TriNet Group, Inc. *	9,021	484,698
TrueBlue, Inc. *	293,480	4,537,201
UniFirst Corp.	31,160	5,602,568
US Ecology, Inc.	34,342	1,156,295
Viad Corp.	55,781	1,023,023
		188,923,152

Consumer Durables & Apparel 3.9%
Acushnet Holdings Corp.	83,282	2,783,284
Beazer Homes USA, Inc. *	193,266	1,897,872
Callaway Golf Co.	178,018	2,727,236
Cavco Industries, Inc. *	12,295	2,338,386
Century Communities, Inc. *	14,352	423,958
Columbia Sportswear Co.	50,182	3,666,297
Crocs, Inc. *	79,398	2,274,753
Deckers Outdoor Corp. *	58,107	10,606,271
Ethan Allen Interiors, Inc.	181,031	2,045,650
Fossil Group, Inc. *	1,324,417	4,039,472
G-III Apparel Group Ltd. *	245,690	2,537,978
Helen of Troy Ltd. *	46,792	8,512,401
iRobot Corp. *	50,684	3,736,424
KB Home	186,841	6,180,700
Kontoor Brands, Inc. *	122,143	1,785,731
La-Z-Boy, Inc.	202,171	5,199,838
LGI Homes, Inc. *	6,656	555,244
M.D.C Holdings, Inc.	136,279	4,632,123
M/I Homes, Inc. *	93,165	3,119,164
Meritage Homes Corp. *	112,487	7,817,846
Movado Group, Inc.	88,000	924,000
Oxford Industries, Inc.	56,027	2,387,871
Smith & Wesson Brands, Inc. *	412,290	4,873,268
Steven Madden Ltd.	235,009	5,527,412
Sturm Ruger & Co., Inc.	84,633	5,276,021
Tempur Sealy International, Inc. *	68,619	4,476,017
TopBuild Corp. *	57,585	6,604,424
TRI Pointe Group, Inc. *	479,194	6,862,058
Tupperware Brands Corp. (a)	779,657	2,518,292
Universal Electronics, Inc. *	44,570	2,016,347
Vista Outdoor, Inc. *	797,069	7,739,540
Wolverine World Wide, Inc.	251,495	5,266,305
		131,352,183

Consumer Services 4.5%
Adtalem Global Education, Inc. *	201,471	6,741,220
American Public Education, Inc. *	74,911	2,354,453
Arcos Dorados Holdings, Inc., Class A	545,604	2,116,944
BJ's Restaurants, Inc.	94,513	2,052,822
Bloomin' Brands, Inc.	355,836	4,060,089
Boyd Gaming Corp.	202,123	4,321,390
Security	Number of Shares	Value ($)
Bright Horizons Family Solutions, Inc. *	41,651	4,659,914
Brinker International, Inc.	238,526	6,285,160
Choice Hotels International, Inc.	26,839	2,169,396
Churchill Downs, Inc.	41,203	5,466,402
Dave & Buster's Entertainment, Inc.	82,515	1,088,373
Denny's Corp. *	93,775	1,016,990
Dine Brands Global, Inc.	36,255	1,645,614
Dunkin' Brands Group, Inc.	86,754	5,540,978
Eldorado Resorts, Inc. *(a)	41,205	1,461,129
Fiesta Restaurant Group, Inc. *	41,512	341,644
frontdoor, Inc. *	68,230	3,114,700
Graham Holdings Co., Class B	13,492	4,833,239
Grand Canyon Education, Inc. *	50,494	4,927,709
Hilton Grand Vacations, Inc. *	154,072	3,318,711
Houghton Mifflin Harcourt Co. *	698,962	1,069,412
Hyatt Hotels Corp., Class A	110,403	6,082,101
International Game Technology plc	640,294	5,397,678
Jack in the Box, Inc.	103,660	6,947,293
K12, Inc. *	165,408	4,072,345
Laureate Education, Inc., Class A *	226,759	2,206,365
Marriott Vacations Worldwide Corp.	65,261	5,862,396
Papa John's International, Inc.	40,635	3,165,060
Penn National Gaming, Inc. *	284,945	9,349,045
Perdoceo Education Corp. *	104,802	1,706,177
Planet Fitness, Inc., Class A *	5,960	385,195
Red Robin Gourmet Burgers, Inc. *	25,734	356,673
Red Rock Resorts, Inc., Class A	151,831	2,095,268
Regis Corp. *	223,193	2,347,990
Ruth's Hospitality Group, Inc.	19,874	161,178
Scientific Games Corp., Class A *	148,950	2,342,984
SeaWorld Entertainment, Inc. *	93,025	1,680,032
ServiceMaster Global Holdings, Inc. *	110,278	3,628,146
Strategic Education, Inc.	13,020	2,208,583
Texas Roadhouse, Inc.	131,981	6,843,215
The Cheesecake Factory, Inc.	203,058	4,361,686
Vail Resorts, Inc.	35,065	6,954,441
WW International, Inc. *	71,757	1,714,992
Wyndham Hotels & Resorts, Inc.	115,555	5,307,441
		153,762,573

Diversified Financials 4.3%
AGNC Investment Corp.	684,938	8,863,098
Apollo Commercial Real Estate Finance, Inc.	131,393	1,081,364
Artisan Partners Asset Management, Inc., Class A	99,828	2,892,017
BGC Partners, Inc., Class A	512,279	1,319,118
Blackstone Mortgage Trust, Inc., Class A	119,407	2,816,811
Brightsphere Investment Group, Inc. *	49,199	410,812
Cannae Holdings, Inc. *	164,839	6,071,020
Capstead Mortgage Corp.	319,646	1,617,409
Cboe Global Markets, Inc.	74,113	7,890,070
Cohen & Steers, Inc.	31,731	2,016,505
Compass Diversified Holdings	48,422	821,721
Credit Acceptance Corp. *	11,300	4,178,966
Donnelley Financial Solutions, Inc. *	215,962	1,760,090
Eaton Vance Corp.	214,848	7,745,270
Encore Capital Group, Inc. *	54,817	1,741,536
Enova International, Inc. *	106,104	1,501,372
FactSet Research Systems, Inc.	35,714	10,982,412
Federated Hermes, Inc.	228,988	5,069,794
FirstCash, Inc.	54,504	3,802,744
Green Dot Corp., Class A *	72,672	2,774,617
Greenhill & Co., Inc.	157,919	1,574,452
Houlihan Lokey, Inc.	44,613	2,698,194
Invesco Mortgage Capital, Inc. (a)	252,016	698,084
Janus Henderson Group plc	449,185	9,684,429
Ladder Capital Corp., Class A	163,974	1,303,593

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MarketAxess Holdings, Inc.	10,860	5,523,287
MFA Financial, Inc.	741,746	1,253,551
Moelis & Co., Class A	76,905	2,586,315
Morningstar, Inc.	17,982	2,757,000
Nelnet, Inc., Class A	53,469	2,635,487
New York Mortgage Trust, Inc.	434,544	903,852
OneMain Holdings, Inc.	219,791	5,127,724
PennyMac Mortgage Investment Trust	182,244	2,006,507
Piper Sandler Cos.	28,215	1,682,743
PRA Group, Inc. *	133,121	4,542,089
Redwood Trust, Inc.	182,470	976,215
SLM Corp.	746,228	5,656,408
Stifel Financial Corp.	72,569	3,462,267
Two Harbors Investment Corp.	411,515	1,860,048
Virtus Investment Partners, Inc.	3,686	342,724
Waddell & Reed Financial, Inc., Class A	642,786	8,381,930
WisdomTree Investments, Inc.	391,019	1,169,147
World Acceptance Corp. *	29,747	1,978,176
		144,160,968

Energy 3.8%
Apergy Corp. *(a)	186,377	1,690,439
Arch Resources, Inc.	82,965	2,734,526
Archrock, Inc.	453,193	2,877,776
Callon Petroleum Co. *(a)	208,878	139,677
Centennial Resource Development, Inc., Class A *	248,301	250,784
Cheniere Energy, Inc. *	57,321	2,542,186
Cimarex Energy Co.	152,739	4,013,981
CNX Resources Corp. *	1,007,183	10,263,195
CONSOL Energy, Inc. *	374,279	2,548,840
Continental Resources, Inc. (a)	167,854	2,052,854
Core Laboratories N.V.	121,619	2,459,136
Cosan Ltd., A Shares *	507,608	6,487,230
CVR Energy, Inc.	100,576	2,051,750
Denbury Resources, Inc. *(a)	1,772,561	377,555
Diamondback Energy, Inc.	59,548	2,535,554
Dril-Quip, Inc. *	130,881	3,977,474
EQT Corp.	882,687	11,775,045
Equitrans Midstream Corp.	432,225	3,496,700
Exterran Corp. *	398,373	2,557,555
Extraction Oil & Gas, Inc. *	593,246	172,041
Forum Energy Technologies, Inc. *(a)	502,400	145,696
Frank's International N.V. *	435,942	980,869
GasLog Ltd.	79,896	274,043
Green Plains, Inc. *	558,698	4,776,868
Gulfport Energy Corp. *	667,484	1,007,901
Helix Energy Solutions Group, Inc. *	380,496	1,278,467
International Seaways, Inc.	96,723	2,193,678
Kosmos Energy Ltd.	439,088	799,140
Liberty Oilfield Services, Inc., Class A	59,217	304,968
Magnolia Oil & Gas Corp., Class A *	57,244	317,704
Matador Resources Co. *	39,422	309,068
Matrix Service Co. *	170,350	1,877,257
Newpark Resources, Inc. *	493,911	997,700
NexTier Oilfield Solutions, Inc. *	103,522	300,214
Nordic American Tankers Ltd. (a)	225,152	1,028,945
Oasis Petroleum, Inc. *	2,865,229	1,319,724
Oil States International, Inc. *	512,523	2,173,097
Par Pacific Holdings, Inc. *	106,918	993,268
Parsley Energy, Inc., Class A	189,448	1,731,555
PDC Energy, Inc. *	166,673	2,030,077
ProPetro Holding Corp. *	67,161	332,447
QEP Resources, Inc.	2,444,228	2,086,393
Range Resources Corp.	2,294,114	13,741,743
Renewable Energy Group, Inc. *	267,246	7,603,149
REX American Resources Corp. *	30,203	1,771,406
RPC, Inc. *	528,092	1,679,333
Security	Number of Shares	Value ($)
Scorpio Tankers, Inc. (a)	116,181	2,061,051
SEACOR Holdings, Inc. *	53,943	1,445,672
SFL Corp., Ltd.	239,965	2,380,453
Southwestern Energy Co. *	405,256	1,219,821
Teekay Tankers Ltd., Class A *	40,373	701,683
Tidewater, Inc. *	161,201	768,929
US Silica Holdings, Inc.	516,485	1,523,631
Whiting Petroleum Corp. *(a)	1,224,675	857,150
		128,017,398

Food & Staples Retailing 0.8%
BJ's Wholesale Club Holdings, Inc. *	144,913	5,216,868
Ingles Markets, Inc., Class A	142,210	6,059,568
PriceSmart, Inc.	104,149	5,663,623
The Andersons, Inc.	270,572	3,506,613
The Chefs' Warehouse, Inc. *	13,625	201,650
Weis Markets, Inc.	93,887	5,232,322
		25,880,644

Food, Beverage & Tobacco 2.9%
B&G Foods, Inc. (a)	319,362	7,415,586
Cal-Maine Foods, Inc. *	124,554	5,550,126
Calavo Growers, Inc.	31,743	1,857,283
Coca-Cola Consolidated, Inc.	6,118	1,489,305
Fresh Del Monte Produce, Inc.	320,465	7,976,374
Hostess Brands, Inc. *	39,671	479,027
J&J Snack Foods Corp.	23,471	3,019,075
John B Sanfilippo & Son, Inc.	28,381	2,467,444
Keurig Dr Pepper, Inc.	204,147	5,699,784
Lamb Weston Holdings, Inc.	87,648	5,264,139
Lancaster Colony Corp.	33,250	5,102,545
Nomad Foods Ltd. *	309,593	6,557,180
Pilgrim's Pride Corp. *	212,238	4,386,959
Post Holdings, Inc. *	78,120	6,801,127
Pyxus International, Inc. *(a)	269,637	757,680
The Boston Beer Co., Inc., Class A *	10,240	5,782,835
The Hain Celestial Group, Inc. *	251,073	7,903,778
TreeHouse Foods, Inc. *	176,092	9,281,809
Universal Corp.	178,000	7,842,680
Vector Group Ltd.	373,025	4,263,676
		99,898,412

Health Care Equipment & Services 4.7%
ABIOMED, Inc. *	10,963	2,454,616
Acadia Healthcare Co., Inc. *	194,976	5,578,263
Align Technology, Inc. *	28,333	6,959,152
Allscripts Healthcare Solutions, Inc. *	370,051	2,338,722
Amedisys, Inc. *	22,553	4,331,304
AMN Healthcare Services, Inc. *	71,004	3,149,737
Avanos Medical, Inc. *	79,147	2,300,012
Brookdale Senior Living, Inc. *	1,046,821	3,831,365
Cantel Medical Corp.	33,724	1,419,106
Chemed Corp.	17,869	8,550,495
Community Health Systems, Inc. *	2,653,493	8,358,503
CONMED Corp.	26,742	1,963,130
Covetrus, Inc. *	487,354	7,446,769
Globus Medical, Inc., Class A *	55,925	3,056,301
Haemonetics Corp. *	31,398	3,443,733
Hill-Rom Holdings, Inc.	72,135	7,333,965
HMS Holdings Corp. *	84,388	2,636,281
ICU Medical, Inc. *	11,033	2,202,408
IDEXX Laboratories, Inc. *	19,287	5,957,369
Integer Holdings Corp. *	33,980	2,690,536
Integra LifeSciences Holdings Corp. *	39,365	2,051,310
Invacare Corp.	264,227	1,627,638
LHC Group, Inc. *	21,274	3,457,238

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LivaNova plc *	35,678	1,908,416
Masimo Corp. *	29,246	7,024,597
Merit Medical Systems, Inc. *	56,431	2,538,831
National HealthCare Corp.	9,733	652,792
Neogen Corp. *	28,101	2,001,353
NextGen Healthcare, Inc. *	122,513	1,264,334
NuVasive, Inc. *	49,909	3,024,485
Omnicell, Inc. *	6,067	405,943
Premier, Inc., Class A *	77,186	2,685,301
Select Medical Holdings Corp. *	327,680	5,288,755
Teleflex, Inc.	26,251	9,525,438
The Ensign Group, Inc.	65,676	2,871,355
The Providence Service Corp. *	45,973	3,700,827
Tivity Health, Inc. *	205,561	2,189,225
Triple-S Management Corp., Class B *	226,060	4,498,594
Varex Imaging Corp. *	90,669	1,700,950
Veeva Systems, Inc., Class A *	13,592	2,974,881
West Pharmaceutical Services, Inc.	52,087	11,252,876
		158,646,906

Household & Personal Products 1.2%
Central Garden & Pet Co. *	7,517	275,799
Central Garden & Pet Co., Class A *	122,383	4,192,842
Coty, Inc., Class A	1,014,937	3,684,221
Edgewell Personal Care Co. *	243,200	7,398,144
Energizer Holdings, Inc.	79,267	3,478,236
Herbalife Nutrition Ltd. *	257,880	11,305,459
Medifast, Inc. (a)	4,424	452,752
Spectrum Brands Holdings, Inc.	105,964	5,014,217
USANA Health Sciences, Inc. *	39,945	3,384,140
WD-40 Co.	13,220	2,536,257
		41,722,067

Insurance 2.8%
Ambac Financial Group, Inc. *	183,302	2,459,913
American Equity Investment Life Holding Co.	336,444	7,297,470
American National Insurance Co.	18,126	1,362,169
AMERISAFE, Inc.	36,336	2,230,304
Argo Group International Holdings Ltd.	68,912	2,114,909
Brighthouse Financial, Inc. *	193,765	5,756,758
Brown & Brown, Inc.	248,830	10,002,966
CNA Financial Corp.	79,642	2,407,578
Employers Holdings, Inc.	53,714	1,605,511
Horace Mann Educators Corp.	67,270	2,456,700
James River Group Holdings Ltd.	80,653	3,118,852
Kemper Corp.	78,747	4,992,560
MBIA, Inc. *	695,315	4,922,830
Mercury General Corp.	82,989	3,338,647
National General Holdings Corp.	126,090	2,559,627
ProAssurance Corp.	236,541	3,264,266
RLI Corp.	47,554	3,754,864
Safety Insurance Group, Inc.	29,305	2,234,213
Selective Insurance Group, Inc.	77,428	4,061,099
Stewart Information Services Corp.	120,614	3,717,323
The Hanover Insurance Group, Inc.	81,014	8,129,755
United Fire Group, Inc.	44,006	1,180,681
Universal Insurance Holdings, Inc.	103,132	1,841,938
White Mountains Insurance Group Ltd.	11,919	10,912,560
		95,723,493

Materials 7.4%
AdvanSix, Inc. *	170,778	2,022,012
Allegheny Technologies, Inc. *	289,133	2,509,674
Axalta Coating Systems Ltd. *	332,993	7,695,468
Balchem Corp.	28,800	2,898,720
Security	Number of Shares	Value ($)
Boise Cascade Co.	255,033	8,678,773
Cabot Corp.	230,317	8,226,923
Carpenter Technology Corp.	163,967	3,831,909
Century Aluminum Co. *	373,435	2,225,673
Clearwater Paper Corp. *	262,461	7,603,495
Cleveland-Cliffs, Inc.	1,530,627	7,989,873
Compass Minerals International, Inc.	113,146	5,451,374
Constellium SE *	213,760	1,754,970
Contura Energy, Inc. *	121,165	465,274
Eagle Materials, Inc.	78,502	5,240,794
Element Solutions, Inc. *	497,022	5,412,570
Ferro Corp. *	173,924	2,090,566
FMC Corp.	110,559	10,880,111
GCP Applied Technologies, Inc. *	134,853	2,715,939
Greif, Inc., Class A	139,295	4,733,244
H.B. Fuller Co.	125,007	4,702,763
Hecla Mining Co.	1,363,749	4,527,647
Ingevity Corp. *	43,185	2,274,554
Innospec, Inc.	47,352	3,650,366
Kaiser Aluminum Corp.	55,614	3,990,304
Kraton Corp. *	150,326	2,292,471
Livent Corp. *	47,482	320,029
Louisiana-Pacific Corp.	321,072	7,580,510
Materion Corp.	67,775	3,558,187
Mercer International, Inc.	160,110	1,292,088
Minerals Technologies, Inc.	108,958	5,372,719
Myers Industries, Inc.	112,844	1,535,807
Neenah, Inc.	51,634	2,610,615
NewMarket Corp.	16,149	7,043,063
Orion Engineered Carbons S.A.	54,067	597,981
P.H. Glatfelter Co.	49,355	760,561
PolyOne Corp.	319,998	7,929,550
Quaker Chemical Corp.	16,787	2,868,059
Rayonier Advanced Materials, Inc.	779,032	1,690,499
Royal Gold, Inc.	34,721	4,624,837
Schnitzer Steel Industries, Inc., Class A	249,168	3,911,938
Schweitzer-Mauduit International, Inc.	113,240	3,441,364
Sensient Technologies Corp.	113,407	5,683,959
Silgan Holdings, Inc.	254,827	8,521,415
Southern Copper Corp.	165,843	6,020,101
Stepan Co.	55,956	5,436,685
Summit Materials, Inc., Class A *	222,361	3,377,664
SunCoke Energy, Inc.	476,891	1,626,198
The Scotts Miracle-Gro Co.	77,981	11,117,751
TimkenSteel Corp. *	127,322	445,627
Trinseo S.A.	275,379	5,667,300
Tronox Holdings plc, Class A	419,573	2,785,965
US Concrete, Inc. *	48,126	1,003,908
Valvoline, Inc.	203,792	3,739,583
Verso Corp., Class A *	304,951	4,385,195
W.R. Grace & Co.	118,218	6,170,980
Warrior Met Coal, Inc.	353,344	4,975,084
Westlake Chemical Corp.	107,519	5,128,656
Worthington Industries, Inc.	195,300	5,843,376
		250,932,721

Media & Entertainment 3.3%
AMC Entertainment Holdings, Inc., Class A (a)	520,305	2,669,165
AMC Networks, Inc., Class A *	193,725	5,476,606
Cable One, Inc.	2,937	5,541,796
Cars.com, Inc. *	339,399	2,094,092
Gannett Co., Inc.	1,138,106	1,490,919
Gray Television, Inc. *	145,392	2,026,764
iHeartMedia, Inc. Class A *	67,604	588,155
John Wiley & Sons, Inc., Class A	147,302	5,921,540
Liberty Media Corp. - Liberty Formula One, Class A *	13,811	467,088

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Liberty Media Corp. - Liberty Formula One, Class C *	108,701	3,766,490
Liberty TripAdvisor Holdings, Inc., Class A *	281,961	669,657
Lions Gate Entertainment Corp., Class A *	116,911	931,781
Lions Gate Entertainment Corp., Class B *	238,480	1,795,754
Live Nation Entertainment, Inc. *	97,552	4,795,656
Madison Square Garden Entertainment Corp. *	15,944	1,263,243
Madison Square Garden Sports C *	15,967	2,724,449
Meredith Corp.	142,788	2,133,253
MSG Networks, Inc., Class A *	122,686	1,518,853
National CineMedia, Inc.	407,500	1,120,625
Nexstar Media Group, Inc., Class A	55,355	4,611,625
Scholastic Corp.	145,201	4,268,909
Sinclair Broadcast Group, Inc., Class A	199,549	3,729,571
Sirius XM Holdings, Inc.	1,111,040	6,466,253
Spotify Technology S.A. *	5,386	974,489
Take-Two Interactive Software, Inc. *	60,747	8,271,919
TEGNA, Inc.	622,591	7,296,766
The E.W. Scripps Co., Class A	35,859	310,898
The Marcus Corp.	14,694	198,075
The New York Times Co., Class A	125,258	4,913,871
TripAdvisor, Inc.	186,812	3,601,735
Twitter, Inc. *	149,197	4,620,631
Yandex N.V., Class A *	169,265	6,809,531
Yelp, Inc. *	80,263	1,744,918
Zynga, Inc., Class A *	603,965	5,526,280
		110,341,357

Pharmaceuticals, Biotechnology & Life Sciences 2.5%
Akorn, Inc. *(a)	349,850	31,486
Alkermes plc *	90,511	1,480,760
Bio-Rad Laboratories, Inc., Class A *	17,490	8,593,187
Bio-Techne Corp.	19,580	5,184,784
BioMarin Pharmaceutical, Inc. *	28,753	3,063,632
Bruker Corp.	92,007	3,982,063
Catalent, Inc. *	105,557	8,204,946
Charles River Laboratories International, Inc. *	43,902	7,887,433
Elanco Animal Health, Inc. *	81,550	1,745,985
Emergent BioSolutions, Inc. *	47,339	3,952,333
Horizon Therapeutics plc *	12,678	643,155
Incyte Corp. *	24,966	2,544,285
Lannett Co., Inc. *	50,172	383,816
Myriad Genetics, Inc. *	251,456	3,653,656
Nektar Therapeutics *	23,331	506,283
PDL BioPharma, Inc. *	1,493,227	4,882,852
PerkinElmer, Inc.	108,027	10,853,473
PRA Health Sciences, Inc. *	38,332	3,967,362
Prestige Consumer Healthcare, Inc. *	96,116	4,056,095
Syneos Health, Inc. *	56,743	3,460,756
Taro Pharmaceutical Industries Ltd. *	31,921	2,175,097
Vertex Pharmaceuticals, Inc. *	15,542	4,475,474
		85,728,913

Real Estate 9.1%
Acadia Realty Trust	95,069	1,115,159
Alexander & Baldwin, Inc.	202,189	2,306,976
American Assets Trust, Inc.	50,222	1,314,310
American Campus Communities, Inc.	193,141	6,238,454
American Finance Trust, Inc.	45,403	332,350
American Homes 4 Rent, Class A	170,963	4,315,106
Americold Realty Trust	24,766	884,394
Apartment Investment & Management Co., Class A	185,461	6,837,947
Ashford Hospitality Trust, Inc.	494,837	341,438
Brandywine Realty Trust	389,922	3,762,747
Security	Number of Shares	Value ($)
Brookfield Property REIT, Inc., Class A (a)	233,490	2,425,961
CBL & Associates Properties, Inc. *	2,965,659	890,884
Chatham Lodging Trust	123,634	834,529
Columbia Property Trust, Inc.	291,852	3,715,276
CorePoint Lodging, Inc.	352,386	1,395,449
CoreSite Realty Corp.	22,139	2,763,390
Corporate Office Properties Trust	183,826	4,590,135
Cousins Properties, Inc.	133,899	4,166,937
CubeSmart	174,360	4,962,286
Cushman & Wakefield plc *	27,565	282,541
CyrusOne, Inc.	68,317	5,078,686
DiamondRock Hospitality Co.	616,280	3,691,517
Douglas Emmett, Inc.	153,068	4,494,076
EastGroup Properties, Inc.	23,610	2,744,662
Empire State Realty Trust, Inc., Class A	273,943	1,816,242
EPR Properties	78,840	2,488,979
Equity Commonwealth	136,336	4,594,523
Equity LifeStyle Properties, Inc.	104,117	6,486,489
Federal Realty Investment Trust	72,417	5,786,842
First Industrial Realty Trust, Inc.	97,439	3,690,989
Franklin Street Properties Corp.	390,193	2,083,631
Front Yard Residential Corp.	148,048	1,110,360
Gaming & Leisure Properties, Inc.	187,966	6,492,346
Global Net Lease, Inc.	103,745	1,455,542
Healthcare Realty Trust, Inc.	152,458	4,680,461
Healthcare Trust of America, Inc., Class A	195,453	5,173,641
Hersha Hospitality Trust	184,808	931,432
Highwoods Properties, Inc.	169,037	6,469,046
Hudson Pacific Properties, Inc.	142,622	3,447,174
Investors Real Estate Trust	30,602	2,169,682
Invitation Homes, Inc.	177,621	4,671,432
iStar, Inc.	220,663	2,411,847
JBG SMITH Properties	77,566	2,306,037
Kennedy-Wilson Holdings, Inc.	155,019	2,173,366
Kilroy Realty Corp.	87,163	4,978,751
Kite Realty Group Trust	218,357	2,118,063
Lexington Realty Trust	444,815	4,323,602
Life Storage, Inc.	49,086	4,784,903
LTC Properties, Inc.	38,671	1,423,480
Mack-Cali Realty Corp.	211,620	3,218,740
Marcus & Millichap, Inc. *	12,256	337,898
Medical Properties Trust, Inc.	300,287	5,429,189
National Health Investors, Inc.	33,199	1,842,213
National Retail Properties, Inc.	115,033	3,610,886
New Senior Investment Group, Inc.	83,514	242,191
Newmark Group, Inc., Class A	186,750	793,688
Office Properties Income Trust	114,669	2,899,979
Omega Healthcare Investors, Inc.	222,025	6,913,858
Paramount Group, Inc.	353,972	2,729,124
Pebblebrook Hotel Trust	188,803	2,579,049
Pennsylvania Real Estate Investment Trust (a)	143,983	162,701
Physicians Realty Trust	123,873	2,139,287
Piedmont Office Realty Trust, Inc., Class A	341,787	5,701,007
PotlatchDeltic Corp.	75,711	2,573,417
Preferred Apartment Communities, Inc., Class A	37,819	264,355
PS Business Parks, Inc.	17,559	2,346,585
QTS Realty Trust, Inc., Class A	52,664	3,612,750
Rayonier, Inc.	262,545	6,235,444
Regency Centers Corp.	128,315	5,490,599
Retail Opportunity Investments Corp.	145,642	1,367,578
Retail Properties of America, Inc., Class A	598,887	3,245,968
RLJ Lodging Trust	545,079	5,619,764
RPT Realty	205,120	1,183,542
Ryman Hospitality Properties, Inc.	63,730	2,178,291
Sabra Health Care REIT, Inc.	160,923	2,166,024
SBA Communications Corp.	33,175	10,421,263
Seritage Growth Properties, Class A *(a)	49,599	390,344

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
SITE Centers Corp.	528,673	2,997,576
Spirit Realty Capital, Inc.	145,240	4,129,173
STAG Industrial, Inc.	84,224	2,265,626
STORE Capital Corp.	96,296	1,862,365
Summit Hotel Properties, Inc.	270,559	1,690,994
Sun Communities, Inc.	48,667	6,676,626
Sunstone Hotel Investors, Inc.	667,164	5,904,401
Tanger Factory Outlet Centers, Inc. (a)	336,559	2,069,838
Taubman Centers, Inc.	167,998	6,945,037
The GEO Group, Inc.	537,321	6,437,106
The Howard Hughes Corp. *	29,155	1,476,701
Uniti Group, Inc.	1,051,246	8,672,779
Urban Edge Properties	180,270	1,757,632
VICI Properties, Inc.	63,152	1,239,042
Washington Prime Group, Inc. (a)	2,336,110	1,496,512
Washington Real Estate Investment Trust	131,826	2,890,944
Weingarten Realty Investors	212,694	3,802,969
Xenia Hotels & Resorts, Inc.	358,837	3,229,533
		308,794,658

Retailing 3.5%
Ascena Retail Group, Inc. *(a)	635,793	1,061,774
At Home Group, Inc. *(a)	68,818	326,197
Caleres, Inc.	380,628	2,729,103
Chico's FAS, Inc.	2,970,745	4,010,506
Conn's, Inc. *	145,355	1,049,463
Designer Brands, Inc., Class A	632,995	3,880,259
Dillard's, Inc., Class A (a)	178,242	5,349,042
Express, Inc. *	433,191	849,054
Five Below, Inc. *	30,176	3,157,918
Floor & Decor Holdings, Inc., Class A *	8,801	457,652
Francesca's Holdings Corp. *(a)	32,702	106,609
Genesco, Inc. *	233,579	4,318,876
GNC Holdings, Inc., Class A *(a)	3,990,366	3,010,332
Groupon, Inc. *	2,101,820	2,679,821
GrubHub, Inc. *	41,677	2,364,753
Guess?, Inc.	372,830	3,567,983
Haverty Furniture Cos., Inc.	154,549	2,673,698
Hibbett Sports, Inc. *	209,484	4,047,231
Lumber Liquidators Holdings, Inc. *	51,772	514,614
MarineMax, Inc. *	29,436	560,167
MercadoLibre, Inc. *	4,659	3,967,931
Monro, Inc.	53,517	2,948,787
National Vision Holdings, Inc. *	82,441	2,207,770
Ollie's Bargain Outlet Holdings, Inc. *	38,750	3,543,687
Party City Holdco, Inc. *	1,096,115	1,413,988
Pool Corp.	37,124	9,987,098
Rent-A-Center, Inc.	135,354	3,446,113
RH *	37,658	8,167,644
Sally Beauty Holdings, Inc. *	784,818	10,234,027
Shoe Carnival, Inc.	83,651	2,174,089
Sleep Number Corp. *	98,305	3,064,167
Sonic Automotive, Inc., Class A	55,592	1,460,958
Stamps.com, Inc. *	29,810	5,906,851
The Buckle, Inc.	218,820	3,080,986
The Cato Corp., Class A	233,917	2,268,995
The Children's Place, Inc. (a)	70,948	2,954,275
The Michaels Cos., Inc. *(a)	835,209	3,223,907
Zumiez, Inc. *	105,458	2,570,011
		119,336,336

Semiconductors & Semiconductor Equipment 2.8%
Advanced Energy Industries, Inc. *	54,663	3,653,128
Advanced Micro Devices, Inc. *	97,619	5,251,902
Ambarella, Inc. *	6,739	382,371
Amkor Technology, Inc. *	595,994	6,305,616
Brooks Automation, Inc.	64,963	2,596,571
Security	Number of Shares	Value ($)
Cabot Microelectronics Corp.	20,116	2,914,004
Cirrus Logic, Inc. *	136,410	9,886,997
Cree, Inc. *	193,202	10,179,813
Diodes, Inc. *	70,965	3,451,738
Entegris, Inc.	105,250	6,302,370
First Solar, Inc. *	193,806	9,035,236
Kulicke & Soffa Industries, Inc.	155,675	3,480,893
MKS Instruments, Inc.	71,069	7,507,018
Monolithic Power Systems, Inc.	15,641	3,280,700
Photronics, Inc. *	254,010	3,045,580
Power Integrations, Inc.	31,843	3,450,189
Semtech Corp. *	56,301	2,994,087
Silicon Laboratories, Inc. *	33,219	3,111,292
Synaptics, Inc. *	143,843	9,165,676
Ultra Clean Holdings, Inc. *	20,698	429,070
		96,424,251

Software & Services 4.6%
ACI Worldwide, Inc. *	136,802	3,772,999
Aspen Technology, Inc. *	35,841	3,786,243
Black Knight, Inc. *	109,276	8,412,066
Blackbaud, Inc.	25,274	1,481,309
Cardtronics plc, Class A *	80,885	1,956,608
Cerence, Inc. *	54,312	1,624,472
CommVault Systems, Inc. *	60,799	2,459,927
CSG Systems International, Inc.	64,739	3,065,392
Ebix, Inc.	52,008	1,165,499
EPAM Systems, Inc. *	22,553	5,201,624
Euronet Worldwide, Inc. *	39,268	3,719,858
EVERTEC, Inc.	81,850	2,383,472
ExlService Holdings, Inc. *	42,548	2,602,661
Fair Isaac Corp. *	16,075	6,472,599
Fortinet, Inc. *	38,036	5,294,611
Gartner, Inc. *	58,892	7,167,156
GoDaddy, Inc., Class A *	33,015	2,550,409
j2 Global, Inc. *	63,483	4,970,719
KBR, Inc.	314,151	7,366,841
LiveRamp Holdings, Inc. *	93,841	4,732,402
LogMeIn, Inc.	39,776	3,376,982
Manhattan Associates, Inc. *	66,100	5,843,240
ManTech International Corp., Class A	65,336	5,079,221
MicroStrategy, Inc., Class A *	14,969	1,863,341
NIC, Inc.	95,885	2,306,993
Nuance Communications, Inc. *	267,885	6,129,209
Palo Alto Networks, Inc. *	2,341	550,767
Paycom Software, Inc. *	1,594	473,785
Pegasystems, Inc.	4,575	435,174
Perficient, Inc. *	53,566	1,823,387
Progress Software Corp.	92,983	3,756,513
PTC, Inc. *	62,321	4,760,078
Square, Inc., Class A *	6,512	527,993
SS&C Technologies Holdings, Inc.	109,290	6,327,345
Sykes Enterprises, Inc. *	145,409	3,963,849
TiVo Corp.	442,640	2,695,678
Tyler Technologies, Inc. *	12,318	4,623,069
Unisys Corp. *	245,879	2,793,185
Verint Systems, Inc. *	65,104	3,018,872
Virtusa Corp. *	40,644	1,222,165
VMware, Inc., Class A *	54,558	8,525,779
WEX, Inc. *	23,650	3,502,092
Xperi Corp.	147,353	2,026,104
		155,811,688

Technology Hardware & Equipment 5.5%
3D Systems Corp. *(a)	37,060	273,132
ADTRAN, Inc.	358,704	4,089,226
Arista Networks, Inc. *	17,566	4,100,958

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Badger Meter, Inc.	34,349	2,101,815
Belden, Inc.	135,544	4,613,918
Benchmark Electronics, Inc.	313,810	6,649,634
Ciena Corp. *	165,321	9,135,639
Cognex Corp.	101,808	5,776,586
Coherent, Inc. *	34,851	5,060,714
Comtech Telecommunications Corp.	70,657	1,258,401
CTS Corp.	63,828	1,362,090
Diebold Nixdorf, Inc. *	67,946	325,461
Dolby Laboratories, Inc., Class A	74,983	4,553,718
EchoStar Corp., Class A *	146,280	4,558,085
ePlus, Inc. *	45,551	3,357,564
Fabrinet *	63,260	4,044,844
Fitbit, Inc., Class A *	616,586	3,909,155
II-VI, Inc. *	171,482	8,150,540
InterDigital, Inc.	90,159	4,956,040
IPG Photonics Corp. *	39,846	6,192,068
Itron, Inc. *	54,253	3,494,978
KEMET Corp.	100,026	2,703,703
Keysight Technologies, Inc. *	108,969	11,782,818
Knowles Corp. *	210,820	3,170,733
Littelfuse, Inc.	26,866	4,365,456
Lumentum Holdings, Inc. *	45,345	3,324,695
Methode Electronics, Inc.	125,572	3,936,682
MTS Systems Corp.	39,571	696,845
National Instruments Corp.	158,377	6,132,357
NETGEAR, Inc. *	101,522	2,612,161
NetScout Systems, Inc. *	283,744	7,794,448
OSI Systems, Inc. *	33,566	2,543,296
PC Connection, Inc.	82,574	3,573,803
Plantronics, Inc.	194,466	2,533,892
Plexus Corp. *	113,286	7,275,227
Rogers Corp. *	23,500	2,544,110
ScanSource, Inc. *	246,417	6,074,179
Stratasys Ltd. *(a)	96,732	1,727,634
TTM Technologies, Inc. *	452,292	5,233,018
ViaSat, Inc. *	73,979	3,107,118
Viavi Solutions, Inc. *	166,067	1,924,717
Vishay Intertechnology, Inc.	476,627	7,749,955
Zebra Technologies Corp., Class A *	28,544	7,459,118
		186,230,531

Telecommunication Services 0.9%
ATN International, Inc.	30,325	1,801,305
Cincinnati Bell, Inc. *	62,497	920,581
Cogent Communications Holdings, Inc.	43,182	3,304,287
Consolidated Communications Holdings, Inc. *	993,503	6,020,628
GCI Liberty, Inc., Class A *	44,802	3,099,850
Iridium Communications, Inc. *	89,084	2,048,932
Liberty Latin America Ltd., Class A *	124,052	1,236,798
Liberty Latin America Ltd., Class C *	319,031	3,062,698
Shenandoah Telecommunications Co.	56,969	2,997,139
United States Cellular Corp. *	71,990	2,268,405
Vonage Holdings Corp. *	305,972	2,946,510
		29,707,133

Transportation 2.2%
Air Transport Services Group, Inc. *	134,433	2,895,687
Alaska Air Group, Inc.	107,986	3,692,041
Allegiant Travel Co.	12,966	1,381,527
AMERCO	17,865	5,761,462
ArcBest Corp.	250,480	5,608,247
Atlas Air Worldwide Holdings, Inc. *	15,064	588,400
Atlas Corp.	354,253	2,511,654
Copa Holdings S.A., Class A	24,231	1,062,772
Costamare, Inc.	321,083	1,476,982
Security	Number of Shares	Value ($)
Echo Global Logistics, Inc. *	150,593	3,117,275
Forward Air Corp.	71,384	3,546,357
Hawaiian Holdings, Inc.	80,314	1,158,931
Heartland Express, Inc.	124,283	2,721,798
Hub Group, Inc., Class A *	180,294	8,432,350
JetBlue Airways Corp. *	376,156	3,787,891
Marten Transport Ltd.	119,412	3,055,753
Saia, Inc. *	55,929	6,064,941
Schneider National, Inc., Class B	190,246	4,598,246
SkyWest, Inc.	10,843	347,735
Spirit Airlines, Inc. *(a)	55,354	716,834
Uber Technologies, Inc. *	18,763	681,472
Werner Enterprises, Inc.	180,736	8,353,618
YRC Worldwide, Inc. *(a)	859,685	1,272,334
		72,834,307

Utilities 3.6%
ALLETE, Inc.	94,297	5,538,063
American States Water Co.	38,576	3,163,618
Atlantica Sustainable Infrastructure plc	142,395	3,730,749
Avangrid, Inc.	94,422	4,199,891
Avista Corp.	165,973	6,501,162
Black Hills Corp.	87,341	5,389,813
California Water Service Group	58,073	2,729,431
Chesapeake Utilities Corp.	22,834	2,062,824
Clearway Energy, Inc., Class A	46,949	952,595
Clearway Energy, Inc., Class C	93,405	2,046,504
El Paso Electric Co.	78,935	5,365,212
Essential Utilities, Inc.	170,916	7,479,284
Hawaiian Electric Industries, Inc.	219,717	8,670,033
IDACORP, Inc.	76,389	7,121,746
MGE Energy, Inc.	46,507	3,157,360
National Fuel Gas Co.	178,895	7,508,223
New Jersey Resources Corp.	166,542	5,848,955
Northwest Natural Holding Co.	50,290	3,224,092
NorthWestern Corp.	96,129	5,779,276
ONE Gas, Inc.	83,859	7,041,640
Ormat Technologies, Inc.	45,750	3,331,058
Otter Tail Corp.	74,288	3,187,698
PNM Resources, Inc.	157,243	6,418,659
SJW Group	7,522	472,682
South Jersey Industries, Inc.	150,799	4,276,660
Spire, Inc.	84,286	6,146,135
Unitil Corp.	31,055	1,495,919
		122,839,282
Total Common Stock
(Cost $3,740,626,020)		3,379,214,767

Other Investment Companies 1.6% of net assets

Money Market Fund 0.1%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (b)	4,183,275	4,183,275

Securities Lending Collateral 1.5%
Wells Fargo Government Money Market Fund, Select Class 0.12% (b)	50,650,792	50,650,792
Total Other Investment Companies
(Cost $54,834,067)		54,834,067

Schwab Fundamental U.S. Small Company Index ETF
Portfolio Holdings (Unaudited) continued

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
Russell 2000 Index, e-mini, expires 06/19/20	110	7,660,400	428,072
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $44,732,772.
(b)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$3,379,214,767	$—	$—	$3,379,214,767
Other Investment Companies[1]	54,834,067	—	—	54,834,067
Futures Contracts[2]	428,072	—	—	428,072
Total	$3,434,476,906	$—	$—	$3,434,476,906
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Large Company Index ETF

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.2% of net assets

Australia 5.2%
AGL Energy Ltd.	285,640	3,177,827
Amcor plc	294,368	2,907,574
AMP Ltd. *	3,767,547	4,076,463
Ampol Ltd.	256,538	4,613,154
APA Group	229,432	1,768,168
Aristocrat Leisure Ltd.	45,427	775,572
Aurizon Holdings Ltd.	763,100	2,406,092
Australia & New Zealand Banking Group Ltd.	1,118,165	13,278,635
Bendigo & Adelaide Bank Ltd.	172,065	702,433
BHP Group Ltd.	1,059,531	24,362,887
BlueScope Steel Ltd.	309,216	2,263,991
Boral Ltd.	514,984	1,063,142
Brambles Ltd.	388,382	3,000,884
Coca-Cola Amatil Ltd.	173,036	1,006,185
Coles Group Ltd.	231,000	2,355,268
Commonwealth Bank of Australia	489,425	20,711,118
Computershare Ltd.	96,312	837,508
Crown Resorts Ltd.	167,629	1,067,100
CSL Ltd.	33,495	6,141,470
Downer EDI Ltd.	371,393	1,111,853
Fortescue Metals Group Ltd.	626,297	5,778,729
Goodman Group	134,202	1,369,210
Incitec Pivot Ltd.	725,886	968,505
Insurance Australia Group Ltd.	727,530	2,950,729
LendLease Group	265,379	2,277,730
Macquarie Group Ltd.	64,082	4,677,863
Medibank Pvt Ltd.	974,629	1,843,832
Metcash Ltd.	1,127,581	2,020,918
Mirvac Group	820,753	1,280,317
National Australia Bank Ltd.	1,048,674	12,397,714
Newcrest Mining Ltd.	71,095	1,443,158
Oil Search Ltd.	326,002	753,072
Orica Ltd.	131,758	1,502,579
Origin Energy Ltd.	721,694	2,821,666
QBE Insurance Group Ltd.	421,220	2,468,919
Ramsay Health Care Ltd.	24,255	1,127,838
Rio Tinto Ltd.	142,386	8,827,777
Scentre Group	1,003,229	1,485,054
Sims Ltd.	220,982	1,141,231
Sonic Healthcare Ltd.	104,737	1,958,503
South32 Ltd.	1,310,380	1,661,376
Stockland	628,608	1,489,654
Suncorp Group Ltd.	631,590	3,869,672
Tabcorp Holdings Ltd.	350,742	749,689
Telstra Corp., Ltd.	2,934,615	6,311,511
Transurban Group	202,097	1,917,032
Viva Energy Group Ltd.	1,214,093	1,325,730
Wesfarmers Ltd.	555,711	14,891,723
Westpac Banking Corp.	1,355,940	15,499,255
Security	Number of Shares	Value ($)
Woodside Petroleum Ltd.	322,815	4,857,831
Woolworths Group Ltd.	586,697	13,763,143
		223,059,284

Austria 0.2%
ANDRITZ AG *	29,651	1,112,822
Erste Group Bank AG *	100,306	2,205,286
OMV AG *	84,291	2,786,579
Raiffeisen Bank International AG	66,671	1,226,630
voestalpine AG	121,644	2,372,672
Wienerberger AG *	44,035	881,682
		10,585,671

Belgium 0.7%
Ageas S.A. N.V.	73,979	2,523,850
Anheuser-Busch InBev S.A.	188,769	8,800,141
Colruyt S.A.	25,896	1,566,438
Groupe Bruxelles Lambert S.A.	30,117	2,436,166
KBC Groep N.V.	91,919	4,812,722
Proximus SADP	72,052	1,506,363
Solvay S.A.	33,993	2,589,372
UCB S.A.	22,679	2,270,428
Umicore S.A.	69,238	3,068,351
		29,573,831

Canada 6.1%
Agnico Eagle Mines Ltd.	30,330	1,932,983
Air Canada *	42,286	486,433
Alimentation Couche-Tard, Inc., B Shares	215,695	6,725,839
ARC Resources Ltd.	335,614	1,347,604
Atco Ltd., Class I	38,264	1,074,393
Bank of Montreal	162,438	7,982,050
Barrick Gold Corp.	153,865	3,685,769
Bausch Health Cos., Inc. *	148,624	2,726,888
BCE, Inc.	101,218	4,190,932
Brookfield Asset Management, Inc., Class A	228,155	7,135,827
Canadian Imperial Bank of Commerce	118,259	7,553,963
Canadian National Railway Co.	135,141	11,595,806
Canadian Natural Resources Ltd.	404,287	7,356,257
Canadian Pacific Railway Ltd.	25,914	6,470,063
Canadian Tire Corp., Ltd., Class A	31,267	2,660,704
Cenovus Energy, Inc.	629,548	2,732,809
CGI, Inc. *	51,766	3,295,017
CI Financial Corp.	122,591	1,447,464
Crescent Point Energy Corp.	932,065	1,308,209
Dollarama, Inc.	48,552	1,639,710
Emera, Inc.	20,509	812,229
Empire Co., Ltd., A Shares	105,361	2,375,234
Enbridge, Inc.	300,558	9,737,366
Fairfax Financial Holdings Ltd.	5,475	1,514,993
Finning International, Inc.	94,386	1,253,745
First Quantum Minerals Ltd.	254,491	1,485,850
Fortis, Inc.	84,983	3,259,260

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
George Weston Ltd.	42,164	3,034,026
Gibson Energy, Inc.	64,278	990,538
Gildan Activewear, Inc.	56,740	784,065
Great-West Lifeco, Inc.	75,643	1,226,969
H&R Real Estate Investment Trust	82,775	580,898
Husky Energy, Inc.	340,954	957,098
Hydro One Ltd.	97,253	1,877,232
IA Financial Corp., Inc.	5,657	179,958
Imperial Oil Ltd. (a)	130,291	2,027,608
Intact Financial Corp.	20,958	1,992,996
Inter Pipeline Ltd.	112,131	1,022,986
Keyera Corp. (a)	61,239	966,745
Kinross Gold Corp. *	225,499	1,460,148
Linamar Corp.	39,005	1,079,114
Loblaw Cos. Ltd.	67,666	3,336,792
Magna International, Inc.	263,859	11,083,529
Manulife Financial Corp.	432,835	5,354,853
Methanex Corp.	43,647	704,503
Metro, Inc.	74,043	3,075,929
National Bank of Canada	75,655	3,281,923
Nutrien Ltd.	121,983	4,147,881
Onex Corp.	36,621	1,711,824
Open Text Corp.	27,150	1,123,557
Parkland Corp.	38,442	1,076,888
Pembina Pipeline Corp.	82,205	2,045,907
Power Corp. of Canada	311,814	5,055,529
Restaurant Brands International, Inc.	14,833	807,219
RioCan Real Estate Investment Trust	68,475	721,311
Rogers Communications, Inc., B Shares	104,581	4,365,738
Royal Bank of Canada	291,192	18,819,405
Saputo, Inc.	67,389	1,649,378
Shaw Communications, Inc., B Shares	156,071	2,623,014
SNC-Lavalin Group, Inc.	132,779	2,005,806
Sun Life Financial, Inc.	123,110	4,206,689
Suncor Energy, Inc.	625,729	10,715,530
TC Energy Corp.	153,429	6,887,765
Teck Resources Ltd., Class B	291,524	2,758,742
TELUS Corp.	143,022	2,468,894
TFI International, Inc.	35,098	1,058,882
The Bank of Nova Scotia	331,061	13,214,177
The Toronto-Dominion Bank	348,499	14,870,837
Thomson Reuters Corp.	60,632	4,045,350
TransAlta Corp.	190,491	1,109,429
Waste Connections, Inc.	18,946	1,776,170
West Fraser Timber Co., Ltd.	42,842	1,154,893
WSP Global, Inc.	22,781	1,464,563
		260,690,685

Denmark 1.1%
AP Moller - Maersk A/S, A Shares	2,934	2,681,921
AP Moller - Maersk A/S, B Shares	4,488	4,387,064
Carlsberg A/S, B Shares	20,063	2,594,743
Coloplast A/S, B Shares	11,984	2,012,029
Danske Bank A/S	330,313	4,090,524
DSV PANALPINA A/S	26,644	2,815,221
ISS A/S *	107,831	1,791,900
Novo Nordisk A/S, B Shares	218,758	14,242,270
Novozymes A/S, B Shares	34,049	1,861,828
Orsted A/S	20,565	2,414,754
Pandora A/S	51,141	2,546,861
Vestas Wind Systems A/S	42,303	4,316,980
		45,756,095

Finland 1.2%
Elisa Oyj	28,344	1,777,573
Fortum Oyj	122,401	2,344,549
Kesko Oyj, B Shares	137,670	2,327,685
Security	Number of Shares	Value ($)
Kone Oyj, B Shares	64,236	4,307,180
Metso Oyj	32,680	1,060,376
Neste Oyj	91,627	3,701,780
Nokia Oyj	1,914,864	7,594,508
Nokian Renkaat Oyj	57,773	1,345,683
Nordea Bank Abp	1,473,101	9,964,346
Outokumpu Oyj	426,817	1,278,555
Sampo Oyj, A Shares (a)	117,945	4,214,018
Stora Enso Oyj, R Shares	287,070	3,520,527
UPM-Kymmene Oyj	229,103	6,618,263
Wartsila Oyj Abp	166,140	1,298,075
		51,353,118

France 8.5%
Accor S.A. *	37,264	1,050,773
Air France-KLM *(a)	212,260	959,304
Air Liquide S.A.	88,950	12,081,000
Airbus SE	60,681	3,827,164
Alstom S.A.	52,080	2,192,115
Arkema S.A.	35,062	3,056,134
Atos SE *	34,601	2,610,284
AXA S.A.	707,956	12,899,160
BNP Paribas S.A. *	501,536	17,994,527
Bollore S.A.	286,400	817,468
Bollore S.A. New *	1,549	4,445
Bouygues S.A. *	131,599	4,031,418
Bureau Veritas S.A.	59,885	1,218,353
Capgemini SE	37,801	3,872,614
Carrefour S.A.	584,485	8,877,820
Casino Guichard Perrachon S.A. *(a)	88,904	3,350,472
Cie de Saint-Gobain	364,388	11,782,851
Cie Generale des Etablissements Michelin S.C.A.	95,739	9,676,157
CNP Assurances	68,528	720,727
Credit Agricole S.A. *	393,924	3,428,330
Danone S.A.	120,401	8,244,607
Dassault Systemes SE	7,230	1,224,438
Eiffage S.A. *	30,800	2,809,350
Electricite de France S.A.	443,616	3,925,936
Elis S.A. *	50,629	625,120
Engie S.A. *	980,447	11,598,528
EssilorLuxottica S.A. *	22,999	2,961,224
Eurazeo SE *	22,406	1,091,641
Eutelsat Communications S.A.	83,761	834,817
Faurecia SE *	57,240	2,206,833
Hermes International	2,339	1,945,615
Ingenico Group S.A.	10,569	1,460,148
Kering S.A.	7,396	3,863,370
Klepierre S.A.	40,652	770,536
L'Oreal S.A.	30,924	9,008,914
Lagardere S.C.A. *(a)	112,225	1,575,398
Legrand S.A.	46,550	3,174,106
LVMH Moet Hennessy Louis Vuitton SE	29,561	12,330,812
Natixis S.A. *	407,368	903,099
Orange S.A.	1,169,850	14,112,404
Pernod-Ricard S.A.	27,787	4,330,331
Peugeot S.A.	389,686	5,550,545
Publicis Groupe S.A.	78,481	2,227,853
Rallye S.A. *(a)	320,849	3,101,428
Renault S.A.	224,476	5,045,103
Rexel S.A.	350,391	3,540,555
Rubis S.C.A.	23,363	1,114,878
Safran S.A. *	41,264	3,940,973
Sanofi	310,230	30,205,220
Schneider Electric SE	146,801	14,572,359
SCOR SE *	59,778	1,474,838
SES S.A.	159,750	1,182,401
Societe Generale S.A.	695,704	10,239,795

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Sodexo S.A.	26,312	1,771,893
STMicroelectronics N.V.	125,964	3,095,162
Suez S.A.	196,337	2,229,817
TechnipFMC plc	154,070	1,123,565
Teleperformance *	6,467	1,532,949
Thales S.A.	19,484	1,490,670
Total S.A.	1,322,879	49,479,316
Valeo S.A.	170,601	4,203,360
Veolia Environnement S.A.	246,935	5,407,037
Vinci S.A.	119,125	11,003,517
Vivendi S.A.	252,784	5,744,592
Wendel SE	10,419	957,298
		363,683,467

Germany 8.2%
adidas AG *	26,176	6,906,519
Allianz SE	122,625	22,208,951
Aurubis AG	60,244	3,484,644
BASF SE	528,665	28,606,191
Bayer AG	354,449	23,940,146
Bayerische Motoren Werke AG	282,690	16,540,075
Beiersdorf AG	13,420	1,407,088
Brenntag AG	75,182	3,964,835
Commerzbank AG	858,363	3,342,754
Continental AG	77,497	7,623,860
Covestro AG	120,244	4,452,649
Daimler AG	766,382	28,455,938
Deutsche Bank AG *	1,159,486	9,713,135
Deutsche Boerse AG	17,210	2,831,329
Deutsche Lufthansa AG *(a)	276,416	2,810,902
Deutsche Post AG *	446,868	13,908,114
Deutsche Telekom AG	1,639,620	25,852,798
Deutsche Wohnen SE	30,172	1,349,856
E.ON SE	1,085,273	11,475,671
Evonik Industries AG *	88,356	2,176,963
Freenet AG	74,209	1,285,659
Fresenius Medical Care AG & Co. KGaA	68,193	5,734,596
Fresenius SE & Co. KGaA	156,130	7,502,593
GEA Group AG	72,608	2,163,707
Hannover Rueck SE	13,400	2,155,333
HeidelbergCement AG	74,890	3,717,851
Hella GmbH & Co. KGaA	27,351	1,067,878
Henkel AG & Co. KGaA	28,130	2,254,473
HUGO BOSS AG	34,717	947,672
Infineon Technologies AG	202,185	4,240,722
K+S AG	173,592	1,103,345
KION Group AG *	22,486	1,255,617
LANXESS AG *	41,082	2,124,022
Leoni AG *(a)	91,674	760,213
Merck KGaA	22,713	2,606,064
METRO AG	193,077	1,803,201
MTU Aero Engines AG *	7,241	1,167,100
Muenchener Rueckversicherungs-Gesellschaft AG	44,381	10,100,526
OSRAM Licht AG *	24,969	1,097,916
OSRAM Licht AG - Tender Offer Shares *(a)	27,070	1,222,519
ProSiebenSat.1 Media SE (a)	171,100	2,188,714
Rheinmetall AG	14,087	1,143,259
RWE AG	330,289	10,944,751
Salzgitter AG *(a)	71,787	966,212
SAP SE	111,991	14,139,051
Siemens AG	267,149	29,279,477
Symrise AG	14,159	1,549,776
Telefonica Deutschland Holding AG	472,985	1,455,261
ThyssenKrupp AG *	273,003	1,840,269
Uniper SE	207,441	6,483,988
United Internet AG	40,916	1,678,515
Security	Number of Shares	Value ($)
Volkswagen AG *	24,915	3,946,500
Vonovia SE	54,091	3,115,504
		354,094,702

Hong Kong 1.6%
AAC Technologies Holdings, Inc.	177,305	910,429
AIA Group Ltd.	1,113,280	9,027,177
BOC Hong Kong Holdings Ltd.	862,628	2,403,917
China Mengniu Dairy Co., Ltd. *	388,486	1,388,345
CK Asset Holdings Ltd.	635,409	3,455,359
CK Hutchison Holdings Ltd.	863,542	5,280,853
CLP Holdings Ltd.	473,508	4,639,780
Galaxy Entertainment Group Ltd.	341,616	2,305,060
Hang Seng Bank Ltd.	121,340	1,845,695
Henderson Land Development Co., Ltd.	214,930	766,716
Hong Kong & China Gas Co., Ltd.	945,316	1,590,365
Hong Kong Exchanges & Clearing Ltd.	52,645	1,835,206
Hongkong Land Holdings Ltd.	241,910	909,582
Jardine Matheson Holdings Ltd.	65,241	2,619,426
Jardine Strategic Holdings Ltd.	58,593	1,168,930
Lenovo Group Ltd.	4,024,344	2,185,845
Link REIT	158,642	1,186,080
MTR Corp. Ltd.	324,839	1,556,931
New World Development Co., Ltd.	2,259,741	2,276,942
Noble Group Ltd. *(a)(b)	54,070,092	573,830
PCCW Ltd.	2,349,205	1,288,107
Sands China Ltd.	558,746	2,173,422
Sino Land Co., Ltd.	870,667	1,014,337
Sun Hung Kai Properties Ltd.	376,517	4,323,315
Swire Pacific Ltd., A Shares	272,528	1,413,447
Swire Pacific Ltd., B Shares	406,699	377,788
Techtronic Industries Co., Ltd.	185,832	1,599,148
The Wharf Holdings Ltd.	891,535	1,589,603
Want Want China Holdings Ltd.	1,487,473	1,068,923
WH Group Ltd.	4,085,698	3,521,154
Wharf Real Estate Investment Co., Ltd.	208,664	802,243
Wheelock & Co., Ltd.	306,394	2,069,375
Yue Yuen Industrial Holdings Ltd. (a)	595,976	853,481
		70,020,811

Ireland 0.1%
Bank of Ireland Group plc	365,687	657,750
Kerry Group plc, A Shares	17,599	2,178,835
		2,836,585

Israel 0.3%
Bank Hapoalim B.M.	238,961	1,467,161
Bank Leumi Le-Israel	260,600	1,379,095
Bezeq The Israeli Telecommunication Corp., Ltd. *	2,539,563	2,167,407
ICL Group Ltd.	342,681	1,186,482
Teva Pharmaceutical Industries Ltd. *	477,788	5,933,823
		12,133,968

Italy 2.8%
A2A S.p.A.	593,776	823,957
Assicurazioni Generali S.p.A. *	463,869	6,442,066
Atlantia S.p.A. *	153,064	2,484,954
Banco BPM S.p.A.	892,214	1,141,818
CNH Industrial N.V.	463,117	2,808,587
Enel S.p.A.	3,479,458	26,709,447
Eni S.p.A.	2,070,835	18,711,268
EXOR N.V.	138,997	7,492,558
Ferrari N.V.	6,390	1,079,692
Fiat Chrysler Automobiles N.V.	1,042,596	9,210,585

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Hera S.p.A.	277,635	1,065,454
Intesa Sanpaolo S.p.A. *	6,658,587	11,498,124
Leonardo S.p.A.	164,926	1,027,350
Mediobanca Banca di Credito Finanziario S.p.A.	171,504	1,113,348
Pirelli & C S.p.A. *	204,718	917,703
Poste Italiane S.p.A.	123,402	1,083,579
Prysmian S.p.A.	83,714	1,782,768
Saipem S.p.A.	303,364	720,449
Saras S.p.A. *	832,116	745,111
Snam S.p.A.	562,762	2,619,134
Telecom Italia S.p.A. *	13,194,734	4,872,816
Tenaris S.A.	189,686	1,179,896
Terna Rete Elettrica Nazionale S.p.A.	290,466	1,961,215
UniCredit S.p.A.	1,273,135	10,856,368
Unione di Banche Italiane S.p.A.	663,385	1,875,044
Unipol Gruppo S.p.A. *	262,218	920,536
		121,143,827

Japan 26.8%
Aeon Co., Ltd.	340,371	7,530,276
AGC, Inc.	142,268	4,027,636
Air Water, Inc.	87,560	1,271,930
Aisin Seiki Co., Ltd.	169,272	5,334,185
Ajinomoto Co., Inc.	180,230	3,073,119
Alfresa Holdings Corp.	123,961	2,500,276
Alps Alpine Co., Ltd.	123,393	1,491,230
Amada Co., Ltd.	128,853	1,149,373
ANA Holdings, Inc.	63,120	1,522,707
Asahi Group Holdings Ltd.	92,230	3,473,981
Asahi Kasei Corp.	669,741	5,284,075
Asics Corp.	83,522	887,666
Astellas Pharma, Inc.	516,161	9,172,416
Bandai Namco Holdings, Inc.	45,468	2,530,525
Bic Camera, Inc.	113,211	1,192,690
Bridgestone Corp.	377,366	12,529,245
Brother Industries Ltd.	128,736	2,424,517
Canon, Inc.	502,957	10,359,322
Casio Computer Co., Ltd.	76,130	1,340,499
Central Japan Railway Co.	49,890	8,536,893
Chubu Electric Power Co., Inc.	508,581	6,849,687
Chugai Pharmaceutical Co., Ltd.	15,390	2,269,895
Coca-Cola Bottlers Japan Holdings, Inc.	63,023	1,251,861
COMSYS Holdings Corp.	42,042	1,170,706
Concordia Financial Group Ltd.	452,495	1,478,426
Cosmo Energy Holdings Co., Ltd.	90,086	1,425,689
Dai Nippon Printing Co., Ltd.	178,619	4,060,314
Dai-ichi Life Holdings, Inc.	428,875	5,585,108
Daicel Corp.	206,157	1,745,163
Daido Steel Co., Ltd.	28,405	974,210
Daiichi Sankyo Co., Ltd.	74,681	6,990,838
Daikin Industries Ltd.	52,938	7,788,252
Daito Trust Construction Co., Ltd.	28,345	2,995,385
Daiwa House Industry Co., Ltd.	285,456	7,086,389
Daiwa Securities Group, Inc.	641,588	2,660,207
Denka Co., Ltd.	50,855	1,245,708
Denso Corp.	267,782	10,267,856
Dentsu Group, Inc.	75,325	2,017,103
DIC Corp.	72,662	1,895,882
East Japan Railway Co.	138,248	10,843,232
Ebara Corp.	55,839	1,346,024
EDION Corp.	126,197	1,171,365
Eisai Co., Ltd.	45,129	3,534,585
Electric Power Development Co., Ltd.	119,339	2,251,972
FANUC Corp.	33,775	6,023,916
Fast Retailing Co., Ltd.	5,247	2,947,983
Fuji Electric Co., Ltd.	59,703	1,595,442
FUJIFILM Holdings Corp.	153,711	7,106,646
Security	Number of Shares	Value ($)
Fujikura Ltd.	430,342	1,266,240
Fujitsu Ltd.	105,752	10,895,690
Furukawa Electric Co., Ltd.	58,292	1,424,092
H2O Retailing Corp.	125,361	982,083
Hakuhodo DY Holdings, Inc.	111,547	1,386,378
Hankyu Hanshin Holdings, Inc.	65,246	2,410,350
Hanwa Co., Ltd.	64,416	1,187,452
Haseko Corp.	184,717	2,251,204
Hino Motors Ltd.	239,365	1,619,688
Hitachi Construction Machinery Co., Ltd.	49,970	1,312,620
Hitachi Ltd.	629,774	20,196,493
Hitachi Metals Ltd.	125,802	1,450,282
Hokkaido Electric Power Co., Inc.	214,385	865,619
Hokuriku Electric Power Co.	169,074	1,107,962
Honda Motor Co., Ltd.	1,508,726	38,987,267
Hoya Corp.	43,316	4,064,833
Idemitsu Kosan Co., Ltd.	895,282	19,860,992
IHI Corp.	89,182	1,282,247
Iida Group Holdings Co., Ltd.	112,729	1,674,167
Inpex Corp.	628,318	4,379,301
Isetan Mitsukoshi Holdings Ltd.	333,253	2,230,245
Isuzu Motors Ltd.	348,911	3,269,371
ITOCHU Corp.	516,966	11,084,526
J Front Retailing Co., Ltd.	168,977	1,435,132
Japan Airlines Co., Ltd.	75,985	1,493,110
Japan Post Bank Co., Ltd.	132,329	1,093,171
Japan Post Holdings Co., Ltd.	620,825	4,518,391
Japan Post Insurance Co., Ltd.	47,999	609,483
Japan Tobacco, Inc.	470,587	9,336,610
JFE Holdings, Inc.	700,031	5,146,188
JGC Holdings Corp.	140,968	1,516,517
JSR Corp.	89,110	1,746,882
JTEKT Corp.	227,358	1,833,890
JXTG Holdings, Inc.	3,129,749	12,035,597
K's Holdings Corp.	136,135	1,743,782
Kajima Corp.	247,708	2,809,664
Kaneka Corp.	47,658	1,270,909
Kao Corp.	79,754	6,401,196
Kawasaki Heavy Industries Ltd.	123,567	1,956,702
KDDI Corp.	707,157	20,584,252
Keio Corp.	23,953	1,422,928
Kewpie Corp.	58,730	1,149,687
Keyence Corp.	8,800	3,622,592
Kikkoman Corp.	32,814	1,650,827
Kintetsu Group Holdings Co., Ltd.	42,164	2,070,335
Kirin Holdings Co., Ltd.	285,034	5,840,373
Kobe Steel Ltd. *	657,671	2,447,915
Koito Manufacturing Co., Ltd.	45,608	1,932,524
Komatsu Ltd.	397,368	8,040,676
Konica Minolta, Inc.	433,394	1,605,088
Kubota Corp.	366,986	4,937,543
Kuraray Co., Ltd.	233,496	2,453,404
Kyocera Corp.	93,303	5,049,889
Kyushu Electric Power Co., Inc.	386,924	3,217,932
Kyushu Railway Co.	48,242	1,367,980
LIXIL Group Corp.	179,030	2,499,291
Makita Corp.	65,985	2,235,534
Marubeni Corp.	1,185,227	5,756,990
Matsumotokiyoshi Holdings Co., Ltd.	35,359	1,324,301
Mazda Motor Corp.	821,245	5,252,126
Medipal Holdings Corp.	117,871	2,338,055
MEIJI Holdings Co., Ltd.	52,350	3,940,767
MINEBEA MITSUMI, Inc.	132,243	2,321,172
MISUMI Group, Inc.	46,759	1,242,161
Mitsubishi Chemical Holdings Corp.	1,028,142	6,053,283
Mitsubishi Corp.	517,246	12,074,755
Mitsubishi Electric Corp.	1,013,532	13,344,736
Mitsubishi Estate Co., Ltd.	200,934	3,194,876
Mitsubishi Gas Chemical Co., Inc.	133,957	1,994,403

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Mitsubishi Heavy Industries Ltd.	208,393	5,391,892
Mitsubishi Materials Corp.	133,973	3,050,409
Mitsubishi Motors Corp.	587,808	1,658,640
Mitsubishi UFJ Financial Group, Inc.	5,138,443	21,186,210
Mitsui & Co., Ltd.	788,299	11,966,984
Mitsui Chemicals, Inc.	130,548	2,714,322
Mitsui Fudosan Co., Ltd.	217,015	4,176,736
Mitsui Mining & Smelting Co., Ltd.	52,180	1,124,630
Mitsui OSK Lines Ltd.	109,177	1,934,551
Mizuho Financial Group, Inc.	9,546,754	11,918,489
MS&AD Insurance Group Holdings, Inc.	182,206	5,352,782
Murata Manufacturing Co., Ltd.	133,531	7,455,228
Nagase & Co., Ltd.	131,971	1,638,996
Nagoya Railroad Co., Ltd.	54,866	1,655,121
NEC Corp.	127,964	5,742,850
NGK Insulators Ltd.	109,261	1,601,366
NGK Spark Plug Co., Ltd.	100,087	1,613,692
NH Foods Ltd.	83,361	3,079,564
NHK Spring Co., Ltd.	197,279	1,356,883
Nichirei Corp.	47,575	1,340,234
Nidec Corp.	54,901	3,374,525
Nikon Corp.	185,662	1,706,088
Nintendo Co., Ltd.	7,987	3,227,864
Nippon Electric Glass Co., Ltd.	63,472	1,006,267
Nippon Express Co., Ltd.	55,902	2,874,619
Nippon Light Metal Holdings Co., Ltd.	549,005	942,738
Nippon Paper Industries Co., Ltd.	102,483	1,513,440
Nippon Shokubai Co., Ltd.	19,449	1,088,574
Nippon Steel Corp.	942,698	8,685,404
Nippon Steel Trading Corp.	25,595	886,150
Nippon Telegraph & Telephone Corp.	744,708	16,893,919
Nippon Yusen K.K.	221,688	3,195,632
Nissan Motor Co., Ltd.	2,409,411	8,965,822
Nisshin Seifun Group, Inc.	86,853	1,353,564
Nitori Holdings Co., Ltd.	11,969	2,170,273
Nitto Denko Corp.	79,239	4,287,960
NOK Corp.	129,898	1,662,685
Nomura Holdings, Inc.	1,367,019	5,873,607
Nomura Real Estate Holdings, Inc.	53,771	995,214
NSK Ltd.	319,155	2,334,377
NTN Corp.	506,330	1,062,149
NTT Data Corp.	185,234	2,140,589
NTT DOCOMO, Inc.	447,383	12,256,471
Obayashi Corp.	337,846	3,126,491
Odakyu Electric Railway Co., Ltd.	60,090	1,499,810
Oji Holdings Corp.	604,640	3,036,249
Olympus Corp.	162,558	2,823,848
Omron Corp.	61,083	4,048,198
Ono Pharmaceutical Co., Ltd.	68,184	1,947,391
Oriental Land Co., Ltd.	13,221	1,916,238
ORIX Corp.	399,952	5,304,974
Osaka Gas Co., Ltd.	266,716	5,330,111
Otsuka Corp.	27,257	1,315,602
Otsuka Holdings Co., Ltd.	132,540	5,983,892
Pan Pacific International Holdings Corp.	81,406	1,640,437
Panasonic Corp.	1,532,932	13,702,265
Rakuten, Inc.	116,678	1,057,017
Recruit Holdings Co., Ltd.	128,950	4,440,567
Renesas Electronics Corp. *	215,144	1,116,309
Resona Holdings, Inc.	832,371	2,996,180
Ricoh Co., Ltd.	483,875	3,575,110
Rohm Co., Ltd.	25,515	1,717,026
Ryohin Keikaku Co., Ltd.	67,014	1,013,281
Santen Pharmaceutical Co., Ltd.	67,451	1,245,904
SBI Holdings, Inc.	46,675	1,000,349
Secom Co., Ltd.	42,504	3,682,483
Seiko Epson Corp.	180,198	2,030,541
Seino Holdings Co., Ltd.	112,603	1,540,603
Sekisui Chemical Co., Ltd.	200,580	2,801,995
Security	Number of Shares	Value ($)
Sekisui House Ltd.	287,799	5,482,967
Seven & i Holdings Co., Ltd.	377,863	12,931,553
SG Holdings Co., Ltd.	68,758	2,243,323
Shikoku Electric Power Co., Inc.	122,982	922,351
Shimadzu Corp.	48,031	1,299,581
Shimamura Co., Ltd.	19,023	1,338,417
Shimano, Inc.	12,348	2,270,514
Shimizu Corp.	276,470	2,340,378
Shin-Etsu Chemical Co., Ltd.	80,070	9,379,342
Shionogi & Co., Ltd.	39,515	2,333,085
Shiseido Co., Ltd.	35,554	2,168,188
Showa Denko K.K.	78,957	1,887,170
SMC Corp.	7,792	3,932,344
Softbank Corp.	441,701	5,600,442
SoftBank Group Corp.	546,919	24,529,750
Sojitz Corp.	839,940	1,956,884
Sompo Holdings, Inc.	131,484	4,676,722
Sony Corp.	211,718	13,508,605
Stanley Electric Co., Ltd.	63,491	1,543,444
Subaru Corp.	405,878	8,960,698
Sumitomo Chemical Co., Ltd.	1,160,198	3,596,845
Sumitomo Corp.	537,103	6,471,060
Sumitomo Electric Industries Ltd.	683,952	7,964,151
Sumitomo Forestry Co., Ltd.	116,989	1,488,763
Sumitomo Heavy Industries Ltd.	72,758	1,661,342
Sumitomo Metal Mining Co., Ltd.	105,152	2,929,050
Sumitomo Mitsui Financial Group, Inc.	521,359	15,093,690
Sumitomo Mitsui Trust Holdings, Inc.	110,010	3,237,961
Sumitomo Realty & Development Co., Ltd.	78,386	2,171,467
Sumitomo Rubber Industries Ltd.	178,988	1,820,865
Suntory Beverage & Food Ltd.	39,642	1,619,017
Suzuken Co., Ltd.	56,134	2,039,863
Suzuki Motor Corp.	199,515	6,937,237
Sysmex Corp.	20,736	1,657,186
T&D Holdings, Inc.	221,462	2,000,116
Taiheiyo Cement Corp.	88,848	2,100,486
Taisei Corp.	91,971	3,192,756
Takashimaya Co., Ltd.	154,103	1,480,453
Takeda Pharmaceutical Co., Ltd.	254,551	9,902,290
TDK Corp.	46,655	4,365,178
Teijin Ltd.	123,771	2,026,566
Terumo Corp.	82,446	3,237,078
The Chugoku Electric Power Co., Inc.	166,682	2,289,779
The Kansai Electric Power Co., Inc.	519,485	5,176,286
The Yokohama Rubber Co., Ltd.	64,122	968,362
TIS, Inc.	74,387	1,585,993
Tobu Railway Co., Ltd.	57,963	2,055,216
Toho Gas Co., Ltd.	41,554	2,048,097
Toho Holdings Co., Ltd.	50,643	1,011,121
Tohoku Electric Power Co., Inc.	512,124	5,304,965
Tokio Marine Holdings, Inc.	173,553	7,519,798
Tokyo Electric Power Co. Holdings, Inc. *	2,598,553	8,755,509
Tokyo Electron Ltd.	25,450	5,078,897
Tokyo Gas Co., Ltd.	284,560	6,789,451
Tokyu Corp.	146,949	2,329,688
Tokyu Fudosan Holdings Corp.	245,474	1,244,060
Toppan Printing Co., Ltd.	194,657	3,329,956
Toray Industries, Inc.	867,582	4,218,928
Toshiba Corp.	111,545	3,048,113
Tosoh Corp.	201,054	2,795,553
TOTO Ltd.	44,710	1,772,049
Toyo Seikan Group Holdings Ltd.	120,998	1,287,081
Toyo Suisan Kaisha Ltd.	31,989	1,671,677
Toyoda Gosei Co., Ltd.	68,274	1,459,461
Toyota Industries Corp.	66,052	3,378,164
Toyota Motor Corp.	1,107,758	69,456,586
Toyota Tsusho Corp.	199,649	5,059,097
TS Tech Co., Ltd.	46,062	1,295,474
Tsuruha Holdings, Inc.	12,409	1,833,678

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ube Industries Ltd.	95,340	1,703,527
Unicharm Corp.	57,513	2,140,689
West Japan Railway Co.	64,812	4,181,633
Yakult Honsha Co., Ltd.	21,670	1,327,535
Yamada Denki Co., Ltd.	635,087	3,088,927
Yamaha Corp.	34,505	1,678,249
Yamaha Motor Co., Ltd.	200,449	2,893,193
Yamato Holdings Co., Ltd.	198,988	4,403,280
Yamazaki Baking Co., Ltd.	80,144	1,436,470
Yaskawa Electric Corp.	42,861	1,539,630
Yokogawa Electric Corp.	77,734	1,119,814
Z Holdings Corp.	676,438	2,762,637
		1,155,003,308

Netherlands 2.5%
Aalberts N.V. *	28,585	783,784
ABN AMRO Bank N.V.	184,724	1,481,494
Aegon N.V.	1,148,804	3,073,281
Akzo Nobel N.V.	65,265	5,343,175
Altice Europe N.V. *	107,841	431,845
APERAM S.A.	40,646	1,119,011
ArcelorMittal S.A. *	757,652	7,252,069
ASML Holding N.V.	24,522	7,990,808
ASR Nederland N.V.	55,412	1,522,447
Boskalis Westminster *	59,612	1,103,388
Heineken Holding N.V.	33,045	2,723,737
Heineken N.V.	44,753	4,105,935
ING Groep N.V.	1,481,999	9,571,196
Koninklijke Ahold Delhaize N.V.	680,330	17,261,804
Koninklijke DSM N.V.	37,038	4,739,968
Koninklijke KPN N.V.	1,465,897	3,593,820
Koninklijke Philips N.V.	206,912	9,388,164
NN Group N.V.	110,882	3,425,139
Randstad N.V.	69,447	2,914,618
Signify N.V.	96,380	2,061,615
Unibail-Rodamco-Westfield	22,232	1,179,609
Unilever N.V.	279,088	14,432,514
Wolters Kluwer N.V.	38,340	3,056,971
		108,556,392

New Zealand 0.1%
Contact Energy Ltd.	265,894	1,022,506
Fletcher Building Ltd.	682,198	1,482,803
Spark New Zealand Ltd.	732,826	2,005,807
		4,511,116

Norway 0.7%
DNB A.S.A.	278,469	3,787,349
Equinor A.S.A.	706,753	10,263,029
Mowi A.S.A.	105,979	1,995,798
Norsk Hydro A.S.A.	1,048,925	2,663,279
Orkla A.S.A.	231,186	2,077,312
Seadrill Ltd. *	847,442	384,482
Subsea 7 S.A. *	189,955	1,090,466
Telenor A.S.A.	275,991	4,185,231
Yara International A.S.A.	104,768	3,584,907
		30,031,853

Poland 0.3%
Bank Polska Kasa Opieki S.A.	63,535	833,974
Grupa Lotos S.A.	52,544	781,297
KGHM Polska Miedz S.A. *	89,914	1,937,411
PGE Polska Grupa Energetyczna S.A. *	912,180	1,101,669
Polski Koncern Naftowy Orlen S.A.	273,787	4,564,712
Security	Number of Shares	Value ($)
Polskie Gornictwo Naftowe i Gazownictwo S.A.	1,440,664	1,512,550
Powszechna Kasa Oszczednosci Bank Polski S.A.	167,831	934,676
Powszechny Zaklad Ubezpieczen S.A.	200,023	1,490,607
		13,156,896

Portugal 0.2%
EDP - Energias de Portugal S.A.	1,323,694	6,217,989
Galp Energia, SGPS, S.A.	232,708	2,773,606
Jeronimo Martins, SGPS, S.A. *	84,572	1,446,852
		10,438,447

Republic of Korea 5.9%
Amorepacific Corp.	10,046	1,322,216
BNK Financial Group, Inc.	194,921	799,547
CJ CheilJedang Corp.	6,045	1,449,687
CJ Corp.	20,917	1,552,160
Coway Co., Ltd.	16,819	904,474
Daelim Industrial Co., Ltd.	18,197	1,356,198
DB Insurance Co., Ltd.	37,604	1,317,787
Doosan Heavy Industries & Construction Co., Ltd. *	275,102	950,734
E-MART, Inc.	27,740	2,542,283
GS Holdings Corp.	52,986	1,612,962
Hana Financial Group, Inc.	142,055	3,412,440
Hankook Tire & Technology Co., Ltd.	77,984	1,476,624
Hanwha Corp.	87,415	1,418,742
Hanwha Solutions Corp.	73,043	952,517
Hyundai Engineering & Construction Co., Ltd.	68,682	1,896,665
Hyundai Glovis Co., Ltd.	14,632	1,335,069
Hyundai Heavy Industries Holdings Co., Ltd.	3,889	849,428
Hyundai Marine & Fire Insurance Co., Ltd.	62,251	1,218,932
Hyundai Mobis Co., Ltd.	48,457	7,747,173
Hyundai Motor Co.	132,521	10,486,542
Hyundai Steel Co.	129,013	2,276,179
Industrial Bank of Korea	188,512	1,260,349
KB Financial Group, Inc.	152,772	4,194,152
Kia Motors Corp.	268,894	7,436,408
Korea Electric Power Corp. *	483,169	8,427,026
Korea Gas Corp.	45,964	1,107,857
Korea Shipbuilding & Offshore Engineering Co., Ltd. *	25,090	1,839,535
Korea Zinc Co., Ltd.	4,438	1,354,567
Korean Air Lines Co., Ltd. *	71,181	1,189,751
KT&G Corp.	36,764	2,490,613
LG Chem Ltd.	21,287	6,712,078
LG Corp.	32,703	1,666,244
LG Display Co., Ltd. *	545,908	4,496,154
LG Electronics, Inc.	129,783	6,214,326
LG Household & Health Care Ltd.	1,381	1,527,692
LG Uplus Corp.	172,022	1,826,549
Lotte Chemical Corp.	13,715	2,081,973
Lotte Shopping Co., Ltd.	19,160	1,376,915
NAVER Corp.	12,357	2,254,982
POSCO	88,496	12,933,728
Posco International Corp.	79,331	1,024,907
S-Oil Corp.	28,150	1,607,013
Samsung C&T Corp.	20,379	1,630,715
Samsung Electro-Mechanics Co., Ltd.	21,100	2,129,678
Samsung Electronics Co., Ltd.	2,124,629	86,978,635
Samsung Fire & Marine Insurance Co., Ltd.	16,310	2,403,468
Samsung Heavy Industries Co., Ltd. *	215,484	837,785
Samsung Life Insurance Co., Ltd.	33,125	1,222,344

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Samsung SDI Co., Ltd.	8,244	2,389,758
Samsung SDS Co., Ltd.	8,778	1,350,243
Shinhan Financial Group Co., Ltd.	198,564	4,834,030
SK Holdings Co., Ltd.	20,226	3,903,277
SK Hynix, Inc.	188,910	12,431,802
SK Innovation Co., Ltd.	74,377	7,116,698
SK Networks Co., Ltd.	361,513	1,515,001
SK Telecom Co., Ltd.	13,486	2,352,114
Woori Financial Group, Inc.	300,413	2,214,680
		253,211,406

Singapore 0.6%
CapitaLand Ltd. *	604,286	1,235,592
ComfortDelGro Corp., Ltd.	906,119	923,172
DBS Group Holdings Ltd.	347,437	4,786,047
Jardine Cycle & Carriage Ltd.	57,224	885,041
Keppel Corp., Ltd.	648,879	2,713,227
Oversea-Chinese Banking Corp., Ltd.	717,054	4,337,634
Singapore Airlines Ltd.	504,138	1,362,535
Singapore Telecommunications Ltd.	2,438,716	4,296,309
United Overseas Bank Ltd.	274,594	3,788,441
Wilmar International Ltd.	1,147,971	3,232,577
		27,560,575

Spain 2.6%
Acciona S.A.	9,819	980,810
Acerinox S.A.	112,304	891,189
ACS, Actividades de Construccion y Servicios S.A.	119,189	3,042,707
Aena SME S.A.	11,273	1,607,566
Amadeus IT Group S.A.	46,103	2,407,208
Banco Bilbao Vizcaya Argentaria S.A.	3,076,693	9,558,646
Banco de Sabadell S.A.	4,829,771	1,453,770
Banco Santander S.A.	11,043,933	25,030,104
Bankia S.A.	822,019	725,829
Bankinter S.A.	195,171	827,362
CaixaBank S.A.	727,833	1,359,731
Enagas S.A.	64,160	1,442,354
Endesa S.A.	164,864	3,915,299
Ferrovial S.A.	89,587	2,433,503
Grifols S.A.	42,543	1,330,714
Iberdrola S.A.	1,728,367	18,625,647
Industria de Diseno Textil S.A.	199,083	5,547,320
Mapfre S.A.	551,103	970,409
Naturgy Energy Group S.A.	153,303	2,846,940
Red Electrica Corp. S.A.	110,832	1,952,817
Repsol S.A.	1,041,604	9,697,714
Telefonica S.A.	3,692,183	17,417,779
		114,065,418

Sweden 2.3%
Alfa Laval AB	72,843	1,468,717
Assa Abloy AB, B Shares	153,424	3,106,484
Atlas Copco AB, A Shares	122,270	4,792,993
Atlas Copco AB, B Shares	71,909	2,536,343
Boliden AB	124,132	2,691,316
Electrolux AB, Series B	105,550	1,727,535
Electrolux Professional AB *	99,042	358,696
Epiroc AB, A Shares	77,069	855,518
Epiroc AB, B Shares	51,510	573,710
Essity AB, B Shares *	130,861	4,318,336
Hennes & Mauritz AB, B Shares	425,312	6,419,182
Hexagon AB, B Shares	32,178	1,767,025
Husqvarna AB, B Shares	144,808	1,064,879
ICA Gruppen AB	32,109	1,507,887
Investor AB, A Shares	33,117	1,736,310
Security	Number of Shares	Value ($)
Investor AB, B Shares	114,914	6,112,739
Sandvik AB	302,110	5,000,764
Securitas AB, B Shares	132,194	1,751,667
Skandinaviska Enskilda Banken AB, A Shares	487,491	4,229,803
Skanska AB, B Shares	165,402	3,303,351
SKF AB, B Shares	170,768	3,133,108
SSAB AB, A Shares *	198,267	490,702
SSAB AB, B Shares *	478,559	1,165,104
Svenska Handelsbanken AB, A Shares	496,527	4,699,381
Swedbank AB, A Shares	438,855	5,498,298
Swedish Match AB	35,845	2,487,516
Tele2 AB, B Shares	157,272	2,092,318
Telefonaktiebolaget LM Ericsson, B Shares	976,235	8,876,795
Telia Co. AB	1,333,943	4,571,892
Trelleborg AB, B Shares	110,968	1,501,629
Volvo AB, B Shares	552,304	7,813,949
		97,653,947

Switzerland 5.6%
ABB Ltd.	583,711	11,477,361
Adecco Group AG	104,831	4,978,027
Alcon, Inc. *	72,616	4,677,296
Baloise Holding AG	11,036	1,569,187
Chocoladefabriken Lindt & Sprungli AG	12	1,041,740
Chocoladefabriken Lindt & Sprungli AG, Participation Certificate	120	1,000,520
Cie Financiere Richemont S.A.	109,250	6,354,627
Clariant AG *	60,916	1,116,931
Credit Suisse Group AG	460,711	4,204,761
DKSH Holding AG	17,747	977,221
Geberit AG	4,619	2,246,756
Georg Fischer AG	1,592	1,317,414
Givaudan S.A.	1,169	4,194,382
Julius Baer Group Ltd. *	34,693	1,476,989
Kuehne & Nagel International AG *	15,037	2,166,255
LafargeHolcim Ltd. *	181,410	7,504,146
Lonza Group AG	6,117	3,002,150
Nestle S.A.	512,759	55,433,694
Novartis AG	345,975	29,901,431
Roche Holding AG	124,508	43,118,363
Roche Holding AG, Bearer Shares	4,785	1,668,549
Schindler Holding AG	2,829	654,907
Schindler Holding AG, Participation Certificate	7,142	1,658,562
SGS S.A.	939	2,204,065
Sika AG	17,492	2,995,143
Sonova Holding AG	5,141	1,126,450
Swiss Life Holding AG *	6,500	2,282,815
Swiss Prime Site AG	12,745	1,186,013
Swiss Re AG	115,136	7,804,368
Swisscom AG	8,793	4,574,520
The Swatch Group AG	20,198	785,046
The Swatch Group AG, Bearer Shares	12,553	2,507,464
UBS Group AG *	964,990	10,345,995
Zurich Insurance Group AG	40,943	13,190,235
		240,743,383

United Kingdom 14.6%
3i Group plc	175,524	1,790,253
Admiral Group plc	41,227	1,189,106
Aggreko plc	156,831	910,896
Anglo American plc	315,875	6,641,121
Antofagasta plc	125,908	1,364,205
Ashtead Group plc	105,149	3,110,798
Associated British Foods plc	129,577	2,917,171
AstraZeneca plc	200,462	21,263,919

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Aviva plc	1,418,012	4,342,400
Babcock International Group plc	217,865	1,031,059
BAE Systems plc	1,068,186	6,552,810
Balfour Beatty plc	359,649	1,114,253
Barclays plc	7,167,569	10,211,724
Barratt Developments plc	374,975	2,304,001
Bellway plc	46,269	1,470,101
Berkeley Group Holdings plc	47,261	2,392,659
BHP Group plc	680,602	13,304,666
BP plc	12,582,829	47,562,943
British American Tobacco plc	631,442	24,898,892
BT Group plc	6,738,491	9,684,553
Bunzl plc	94,177	2,196,472
Burberry Group plc	108,061	1,997,926
Carnival plc	60,482	790,734
Centrica plc	8,034,904	3,627,734
Coca-Cola HBC AG	45,919	1,156,966
Compass Group plc	306,589	4,487,787
CRH plc	271,206	8,788,004
Croda International plc	19,884	1,275,837
DCC plc	35,136	2,924,290
Diageo plc	305,581	10,542,226
Direct Line Insurance Group plc	765,585	2,504,420
Dixons Carphone plc	1,752,272	1,632,333
Drax Group plc	387,041	1,006,762
DS Smith plc	458,942	1,924,020
easyJet plc (a)	150,530	1,265,482
Evraz plc	183,869	641,944
Experian plc	107,947	3,754,086
Ferguson plc	82,085	6,460,325
Firstgroup plc *	1,354,504	930,226
Flutter Entertainment plc	17,018	2,162,846
G4S plc	720,323	801,482
GlaxoSmithKline plc	1,175,378	24,293,262
Glencore plc *	11,998,657	22,224,213
Hays plc	739,284	1,030,052
HSBC Holdings plc	6,240,812	28,555,130
IMI plc	106,693	1,187,141
Imperial Brands plc	507,276	9,197,088
Inchcape plc	319,299	1,975,721
Informa plc	133,038	747,374
InterContinental Hotels Group plc	34,578	1,654,806
International Consolidated Airlines Group S.A.	268,226	757,724
Intertek Group plc	19,442	1,323,430
Investec plc	229,468	413,622
ITV plc	1,768,141	1,754,883
J Sainsbury plc	2,160,178	5,181,019
John Wood Group plc	342,104	813,108
Johnson Matthey plc	135,802	3,547,559
Kingfisher plc	2,626,582	6,306,148
Land Securities Group plc	163,214	1,222,392
Legal & General Group plc	1,662,575	4,080,052
Lloyds Banking Group plc	22,318,556	8,241,861
London Stock Exchange Group plc	15,638	1,552,461
M&G plc	576,598	997,988
Marks & Spencer Group plc	2,064,002	2,494,568
Meggitt plc	238,960	818,331
Micro Focus International plc	75,813	381,190
Mondi plc	202,064	3,767,162
National Grid plc	1,659,392	18,996,952
Next plc	40,498	2,435,292
Ninety One plc *	109,875	266,379
Pearson plc	339,681	1,946,038
Pennon Group plc	124,552	1,755,414
Persimmon plc	113,301	3,211,898
Prudential plc	480,717	6,222,431
Reckitt Benckiser Group plc	122,573	10,947,035
RELX plc	242,235	5,610,668
Security	Number of Shares	Value ($)
Rentokil Initial plc	214,268	1,316,021
Rio Tinto plc	429,197	22,885,483
Rolls-Royce Holdings plc *	553,327	1,857,957
Royal Bank of Scotland Group plc	265,455	362,149
Royal Dutch Shell plc, A Shares	2,687,350	41,835,302
Royal Dutch Shell plc, B Shares	2,280,108	34,559,691
Royal Mail plc	1,994,451	4,305,183
RSA Insurance Group plc	267,829	1,305,595
Severn Trent plc	83,640	2,524,095
Smith & Nephew plc	134,822	2,736,893
Smiths Group plc	111,827	1,806,259
Smurfit Kappa Group plc	97,694	3,186,153
SSE plc	591,911	9,085,045
Standard Chartered plc	976,070	4,445,540
Standard Life Aberdeen plc	819,086	2,615,639
Tate & Lyle plc	191,482	1,594,135
Taylor Wimpey plc	1,356,995	2,409,110
Tesco plc	3,615,166	10,203,710
The British Land Co. plc	191,629	964,938
The Sage Group plc	180,929	1,545,647
The Weir Group plc	70,825	845,839
Travis Perkins plc	163,225	2,210,665
TUI AG (a)	300,806	1,621,797
Unilever plc	202,839	10,863,352
United Utilities Group plc	236,741	2,685,659
Vodafone Group plc	20,559,090	33,809,970
Whitbread plc	51,238	1,601,376
Wm Morrison Supermarkets plc	2,364,301	5,457,215
WPP plc	662,636	5,010,331
		626,490,573
Total Common Stock
(Cost $4,803,625,540)		4,226,355,358

Preferred Stock 1.1% of net assets

Germany 0.6%
Bayerische Motoren Werke AG	52,817	2,431,115
FUCHS PETROLUB SE	31,836	1,268,485
Henkel AG & Co. KGaA	46,308	4,135,278
Volkswagen AG	136,851	20,169,964
		28,004,842

Italy 0.1%
Telecom Italia S.p.A. - RSP	7,162,885	2,763,175

Republic of Korea 0.4%
Hyundai Motor Co., Ltd.	23,971	1,089,722
Hyundai Motor Co., Ltd. 2nd	37,270	1,811,663
LG Chem Ltd.	3,313	473,496
Samsung Electronics Co., Ltd.	370,461	12,817,840
		16,192,721
Total Preferred Stock
(Cost $51,441,862)		46,960,738

Rights 0.0% of net assets

Spain 0.0%
Ferrovial S.A. *(b)	89,588	34,281
Total Rights
(Cost $30,230)		34,281

Schwab Fundamental International Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Other Investment Company 0.5% of net assets

United States 0.5%
Securities Lending Collateral 0.5%
Wells Fargo Government Money Market Fund, Select Class 0.12% (c)	23,141,356	23,141,356
Total Other Investment Company
(Cost $23,141,356)		23,141,356

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/19/20	337	29,076,360	1,587,958
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $20,800,763.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

REIT –	Real Estate Investment Trust
RSP –	Risparmio (Convertible Savings Shares)

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$4,156,334,547	$—	$—	$4,156,334,547
Hong Kong	69,446,981	—	573,830	70,020,811
Preferred Stock[1]	46,960,738	—	—	46,960,738
Rights[1]
Spain	—	—	34,281	34,281
Other Investment Company[1]	23,141,356	—	—	23,141,356
Futures Contracts[2]	1,587,958	—	—	1,587,958
Total	$4,297,471,580	$—	$608,111	$4,298,079,691
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental International Small Company Index ETF

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 98.8% of net assets

Australia 5.1%
Adbri Ltd.	699,193	1,262,418
ALS Ltd.	258,466	1,226,723
Ansell Ltd.	93,610	2,191,618
AP Eagers Ltd.	55,636	237,837
ASX Ltd.	38,600	2,259,408
AusNet Services	1,598,073	1,861,705
Austal Ltd.	57,726	127,984
Australian Pharmaceutical Industries Ltd.	1,367,485	1,021,204
Bank of Queensland Ltd.	446,356	1,570,343
Bapcor Ltd.	132,266	508,351
Beach Energy Ltd.	475,326	509,567
Bega Cheese Ltd.	309,947	1,098,667
Blackmores Ltd. *(b)	611	33,233
Blackmores Ltd.	1,957	106,445
Breville Group Ltd.	59,466	882,628
carsales.com Ltd.	72,948	782,029
Challenger Ltd.	364,211	1,211,234
Charter Hall Group	14,009	90,109
Charter Hall Retail REIT	173,339	376,254
CIMIC Group Ltd.	125,643	2,080,041
Cleanaway Waste Management Ltd.	635,157	822,153
Cochlear Ltd.	11,571	1,482,477
Collins Foods Ltd.	18,382	97,616
Costa Group Holdings Ltd.	319,348	682,586
Cromwell Property Group	847,682	450,153
CSR Ltd.	815,263	2,202,568
Dexus	299,886	1,791,579
Domino's Pizza Enterprises Ltd.	16,808	695,425
Eclipx Group Ltd. *	758,139	608,936
Elders Ltd.	34,769	229,643
Evolution Mining Ltd.	345,502	1,399,000
Flight Centre Travel Group Ltd.	59,089	513,040
G.U.D. Holdings Ltd.	72,231	501,525
G8 Education Ltd.	689,009	475,659
Genworth Mortgage Insurance Australia Ltd.	345,013	480,941
GrainCorp Ltd., Class A *	568,073	1,666,724
GWA Group Ltd.	277,338	548,609
Harvey Norman Holdings Ltd.	538,283	1,164,838
Healius Ltd.	808,784	1,304,596
IGO Ltd.	155,270	517,402
Iluka Resources Ltd.	182,295	994,681
Inghams Group Ltd.	218,257	495,486
InvoCare Ltd.	58,175	439,456
IOOF Holdings Ltd.	393,840	1,265,326
IRESS Ltd.	70,424	524,039
James Hardie Industries plc	137,684	2,371,691
JB Hi-Fi Ltd.	111,499	2,747,364
Link Administration Holdings Ltd.	197,137	529,981
Magellan Financial Group Ltd.	18,370	711,520
McMillan Shakespeare Ltd.	62,367	357,689
Mineral Resources Ltd.	150,328	1,877,007
Monadelphous Group Ltd.	151,629	1,189,699
Security	Number of Shares	Value ($)
nib Holdings Ltd.	296,355	926,553
Nine Entertainment Co. Holdings Ltd.	808,093	793,890
Northern Star Resources Ltd.	149,442	1,468,154
NRW Holdings Ltd.	461,186	593,902
Nufarm Ltd. *	419,776	1,504,695
Orora Ltd.	1,211,920	2,131,852
OZ Minerals Ltd.	276,086	1,726,364
Pact Group Holdings Ltd. *	371,217	564,288
Pendal Group Ltd.	210,591	884,873
Perenti Global Ltd.	658,142	519,881
Perpetual Ltd.	39,625	822,497
Platinum Asset Management Ltd.	47,373	125,470
Premier Investments Ltd.	59,402	652,978
Qantas Airways Ltd.	657,120	1,740,423
Qube Holdings Ltd.	611,339	1,099,736
REA Group Ltd.	7,359	490,786
Regis Resources Ltd.	268,980	964,164
Reliance Worldwide Corp., Ltd.	68,521	139,182
Resolute Mining Ltd. *	728,928	551,603
Sandfire Resources Ltd.	257,022	747,277
Santos Ltd.	527,726	1,877,632
SEEK Ltd.	126,094	1,684,905
Seven Group Holdings Ltd.	73,330	790,506
Seven West Media Ltd. *	4,686,876	267,559
Shopping Centres Australasia Property Group	66,399	103,137
Sigma Healthcare Ltd.	4,258,487	1,639,534
Southern Cross Media Group Ltd.	965,418	150,598
St. Barbara Ltd.	303,362	628,280
Steadfast Group Ltd.	49,375	109,469
Super Retail Group Ltd.	220,435	1,224,738
Sydney Airport	299,892	1,164,549
Tassal Group Ltd.	172,003	458,986
The GPT Group	531,440	1,407,552
The Star Entertainment Grp Ltd.	883,590	1,730,255
TPG Telecom Ltd.	219,804	1,240,200
Treasury Wine Estates Ltd.	238,476	1,529,181
United Malt Grp Ltd. *	533,331	1,586,032
Vicinity Centres	1,599,750	1,709,681
Vocus Group Ltd. *	211,745	427,291
Washington H Soul Pattinson & Co., Ltd.	35,627	447,916
Whitehaven Coal Ltd.	558,044	670,478
Worley Ltd.	362,116	2,019,130
		91,893,384

Austria 0.5%
AT&S Austria Technologie & Systemtechnik AG	37,284	680,155
BAWAG Group AG	31,985	1,056,682
CA Immobilien Anlagen AG *	18,879	636,301
DO & Co. AG	5,356	297,887
EVN AG	33,094	566,170
IMMOFINANZ AG *	34,372	643,855
Lenzing AG *	17,529	859,878
Oesterreichische Post AG *	44,955	1,507,671
UNIQA Insurance Group AG	115,307	778,548

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Verbund AG	23,107	1,029,151
Vienna Insurance Group AG Wiener Versicherung Gruppe *	43,114	906,403
		8,962,701

Belgium 1.2%
Ackermans & van Haaren N.V.	15,796	2,173,492
AGFA-Gevaert N.V. *	268,374	1,077,678
Barco N.V.	4,194	729,636
Befimmo S.A.	9,822	407,521
Bekaert S.A.	79,653	1,706,474
bpost S.A. *	242,621	1,594,987
Cie d'Entreprises CFE *	9,156	660,985
Cofinimmo S.A.	8,342	1,135,776
D'Ieteren S.A. N.V.	33,058	1,982,014
Elia Group S.A. N.V.	13,895	1,632,164
Euronav N.V.	125,864	1,260,043
Gimv N.V.	10,683	641,694
KBC Ancora	2,714	90,628
Melexis N.V.	8,551	561,666
Nyrstar N.V. *(a)	286,437	31,862
Ontex Group N.V.	106,780	1,689,004
Orange Belgium S.A.	39,654	647,522
Recticel S.A.	15,240	126,803
Sofina S.A.	3,222	881,662
Telenet Group Holding N.V.	44,239	1,813,852
Tessenderlo Group S.A. *	28,676	829,341
		21,674,804

Canada 7.0%
Aecon Group, Inc.	107,709	1,137,716
Ag Growth International, Inc.	3,615	72,996
Aimia, Inc. *	304,707	575,376
Alamos Gold, Inc., Class A	17,741	143,114
Algonquin Power & Utilities Corp.	147,130	2,052,284
Allied Properties Real Estate Investment Trust	28,839	834,583
AltaGas Ltd.	210,363	2,249,432
Altus Group Ltd.	17,795	554,758
Artis Real Estate Investment Trust	149,788	785,677
ATS Automation Tooling Systems, Inc. *	37,636	544,853
AutoCanada, Inc.	92,830	503,708
B2Gold Corp.	38,314	210,392
Badger Daylighting Ltd. (a)	19,834	412,694
Baytex Energy Corp. *	1,431,758	435,059
Birchcliff Energy Ltd.	461,457	467,400
BlackBerry Ltd. *	273,384	1,265,850
Boardwalk Real Estate Investment Trust	28,482	601,703
Boyd Group Services, Inc.	5,594	853,022
BRP, Inc.	16,549	570,870
CAE, Inc.	98,368	1,470,325
Cameco Corp.	337,129	3,648,857
Canadian Apartment Properties REIT	40,225	1,366,055
Canadian Utilities Ltd., Class A	94,883	2,268,076
Canadian Western Bank	53,032	866,729
Canfor Corp. *	174,076	1,278,304
Capital Power Corp.	84,468	1,633,504
Cascades, Inc.	173,078	1,768,095
CCL Industries, Inc., Class B	58,829	1,974,445
Celestica, Inc. *	438,510	2,975,853
Centerra Gold, Inc.	184,158	1,861,299
CES Energy Solutions Corp.	523,972	382,876
Chartwell Retirement Residences	107,872	638,397
Chemtrade Logistics Income Fund (a)	163,354	632,285
Choice Properties Real Estate Investment Trust	65,363	612,394
Chorus Aviation, Inc. (a)	176,338	363,597
Security	Number of Shares	Value ($)
Cineplex, Inc.	74,219	781,281
Cogeco Communications, Inc.	9,355	695,906
Cogeco, Inc.	18,349	1,145,385
Colliers International Group, Inc.	11,927	613,608
Cominar Real Estate Investment Trust	232,749	1,299,973
Constellation Software, Inc.	2,339	2,648,560
Corus Entertainment, Inc., B Shares	368,114	860,229
Crombie Real Estate Investment Trust (a)	53,424	506,334
Dream Office Real Estate Investment Trust	75,534	1,070,001
Eldorado Gold Corp. *	120,398	1,009,559
Element Fleet Management Corp.	95,916	679,364
Enerflex Ltd.	151,732	605,962
Enerplus Corp.	384,443	1,026,331
Ensign Energy Services, Inc.	747,250	389,249
Exchange Income Corp. (a)	27,466	499,761
Extendicare, Inc. (a)	89,121	359,140
First Capital Real Estate Investment Trust	74,328	703,917
FirstService Corp.	7,676	710,788
Franco-Nevada Corp.	22,892	3,200,773
Frontera Energy Corp.	204,631	522,607
Genworth MI Canada, Inc.	27,131	606,728
Granite Real Estate Investment Trust	13,860	681,168
Great Canadian Gaming Corp. *	26,477	528,506
Home Capital Group, Inc. *	60,643	833,172
Hudbay Minerals, Inc.	335,154	906,870
IAMGOLD Corp. *	362,595	1,348,385
IGM Financial, Inc.	79,182	1,873,283
Innergex Renewable Energy, Inc.	49,768	681,961
Interfor Corp. *	126,891	864,790
Intertape Polymer Group, Inc.	61,330	549,317
Just Energy Group, Inc. (a)	387,714	143,058
Kirkland Lake Gold Ltd.	48,143	1,847,769
Laurentian Bank of Canada	32,950	677,976
Lundin Mining Corp.	425,162	1,950,171
Maple Leaf Foods, Inc.	90,353	1,725,087
Martinrea International, Inc.	238,270	1,560,081
Medical Facilities Corp.	132,892	428,808
MEG Energy Corp. *	425,356	984,763
Morneau Shepell, Inc.	25,281	603,583
Mullen Group Ltd.	220,284	949,857
NFI Group, Inc.	61,547	727,147
Norbord, Inc.	62,264	1,187,890
Northland Power, Inc.	61,958	1,427,248
Northview Apartment Real Estate Investment Trust (a)	22,242	558,866
OceanaGold Corp. *	648,114	1,312,921
Pan American Silver Corp.	115,227	3,375,446
Parex Resources, Inc. *	69,476	778,099
Pason Systems, Inc.	64,770	336,455
Peyto Exploration & Development Corp.	807,625	1,437,388
PrairieSky Royalty Ltd.	83,386	547,782
Precision Drilling Corp. *	1,457,744	801,538
Premium Brands Holdings Corp.	12,575	793,329
Primo Water Corp.	98,168	1,176,851
Quebecor, Inc., Class B	77,789	1,703,569
Richelieu Hardware Ltd.	49,936	1,025,671
Ritchie Bros. Auctioneers, Inc.	29,263	1,261,599
Russel Metals, Inc.	143,498	1,519,904
Secure Energy Services, Inc.	359,758	301,924
SEMAFO, Inc. *	227,330	779,586
Seven Generations Energy Ltd., A Shares *	276,025	579,129
ShawCor Ltd. (a)	187,384	242,669
Sienna Senior Living, Inc.	9,845	68,022
Sierra Wireless, Inc. *	15,109	131,173
Sleep Country Canada Holdings, Inc.	7,996	91,576
SmartCentres Real Estate Investment Trust	61,282	891,165
SSR Mining, Inc. *	8,096	155,102
Stantec, Inc.	81,387	2,449,500

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Stella-Jones, Inc.	39,697	962,125
Superior Plus Corp.	188,905	1,291,530
The North West Co., Inc.	54,866	1,063,421
TMX Group Ltd.	16,604	1,657,877
Toromont Industries Ltd.	34,338	1,650,072
Tourmaline Oil Corp.	226,595	2,242,671
Transat AT, Inc. *	23,737	116,779
Transcontinental, Inc., Class A	165,231	1,430,918
Trican Well Service Ltd. *(a)	1,392,386	836,117
Turquoise Hill Resources Ltd. *	1,547,734	1,153,354
Uni-Select, Inc.	104,148	254,681
Vermilion Energy, Inc.	177,915	883,010
Western Forest Products, Inc.	1,240,031	681,829
Westshore Terminals Investment Corp.	48,638	514,813
Wheaton Precious Metals Corp.	93,837	4,027,211
Whitecap Resources, Inc.	553,246	812,537
Winpak Ltd.	22,190	740,416
Yamana Gold, Inc.	546,487	2,945,542
		126,013,091

Denmark 1.5%
Chr Hansen Holding A/S	19,380	1,877,639
D/S Norden A/S *	66,102	891,790
Demant A/S *	36,738	1,037,877
Dfds A/S *	32,253	944,385
FLSmidth & Co. A/S *	60,586	1,650,118
Genmab A/S *	2,534	779,029
GN Store Nord A/S	32,378	1,747,746
H. Lundbeck A/S	23,406	899,116
Jyske Bank A/S *	64,907	1,795,896
Matas A/S	81,883	733,204
Nilfisk Holding A/S *	44,636	671,468
NKT A/S *(a)	51,694	1,098,576
Per Aarsleff Holding A/S, Class B	7,604	258,168
Ringkjoebing Landbobank A/S	1,836	127,685
Rockwool International A/S, B Shares	5,234	1,465,367
Royal Unibrew A/S *	17,353	1,390,685
Scandinavian Tobacco Group A/S, Class A	93,178	1,400,305
Schouw & Co. A/S	14,859	1,208,554
SimCorp A/S	7,527	828,445
Spar Nord Bank A/S *	76,314	578,559
Sydbank A/S *	90,658	1,584,320
The Drilling Co. of 1972 A/S *	39,861	869,117
Topdanmark A/S	15,589	648,155
Tryg A/S	55,326	1,550,617
		26,036,821

Finland 1.1%
Ahlstrom-Munksjo Oyj	8,335	127,019
Cargotec Oyj, B Shares (a)	74,238	1,626,799
Finnair Oyj *(a)	106,348	416,639
Huhtamaki Oyj *	64,520	2,606,643
Kemira Oyj	110,718	1,416,307
Kojamo Oyj	7,840	159,765
Konecranes Oyj *	64,637	1,547,265
Metsa Board Oyj *	207,956	1,483,916
Orion Oyj, Class B	62,032	3,318,961
Sanoma Oyj	95,659	927,863
TietoEVRY Oyj *	73,248	1,929,384
Tokmanni Group Corp.	48,758	656,255
Uponor Oyj	68,622	859,494
Valmet Oyj *	85,908	2,234,186
YIT Oyj	149,063	820,760
		20,131,256

Security	Number of Shares	Value ($)
France 3.7%
Aeroports de Paris	12,110	1,261,517
Albioma S.A.	23,254	825,144
Alten S.A.	16,243	1,304,502
Amundi S.A. *	28,240	2,103,084
Beneteau S.A.	49,743	352,739
BioMerieux	12,085	1,735,458
CGG S.A. *	1,225,740	1,319,003
Cie Plastic Omnium S.A.	81,350	1,676,773
Coface S.A. *	73,078	417,009
Covivio	19,149	1,121,465
Dassault Aviation S.A. *	808	689,363
Derichebourg S.A.	269,794	829,491
Edenred	55,712	2,328,878
Elior Group S.A.	181,754	1,118,022
Eramet *(a)	14,628	508,808
Eurofins Scientific SE	2,820	1,906,563
Euronext N.V.	22,374	2,063,191
Europcar Mobility Group *(a)	236,390	407,044
Fnac Darty S.A. *	23,541	768,292
Gaztransport Et Technigaz S.A.	6,727	498,353
Gecina S.A.	12,454	1,602,815
Getlink SE *	169,300	2,444,404
ICADE	20,044	1,434,743
Iliad S.A.	24,690	4,350,283
Imerys S.A.	58,362	2,015,084
Ipsen S.A.	12,073	949,458
IPSOS	56,778	1,379,980
JCDecaux S.A. *	55,689	1,132,986
Kaufman & Broad S.A.	19,665	695,604
Korian S.A.	34,198	1,230,979
Maisons du Monde S.A.	60,697	725,125
Mercialys S.A.	79,092	640,919
Mersen S.A.	18,314	418,636
Metropole Television S.A. *	88,412	1,026,722
Nexans S.A. *	62,267	2,540,555
Nexity S.A.	44,293	1,356,876
Orpea	16,264	1,910,436
Quadient	102,036	1,472,091
Remy Cointreau S.A.	7,727	917,959
Sartorius Stedim Biotech *	655	177,630
SEB S.A.	15,913	2,184,281
Societe BIC S.A.	37,942	2,020,764
Solocal Group *	1,577,223	236,847
Sopra Steria Group	11,728	1,384,142
SPIE S.A.	123,228	1,908,051
Tarkett S.A.	72,945	751,360
Technicolor S.A. *(a)	105,791	413,986
Television Francaise 1 S.A. *	188,490	1,060,914
Trigano S.A.	6,530	598,524
Ubisoft Entertainment S.A. *	33,568	2,601,059
Vallourec S.A. *(a)	18,706	680,818
Vicat S.A.	28,323	853,788
Worldline S.A. *	3,325	248,247
		66,600,765

Germany 4.0%
1&1 Drillisch AG	28,844	738,588
Aareal Bank AG *	70,895	1,356,392
alstria Office REIT-AG	35,717	520,460
Aroundtown S.A.	145,677	800,820
Bechtle AG	15,621	2,754,098
Befesa S.A.	5,608	213,030
Bilfinger SE	78,589	1,498,352
CANCOM SE	16,037	1,007,889
Carl Zeiss Meditec AG *	6,738	690,291
CECONOMY AG *	319,939	944,516

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Cewe Stiftung & Co. KGaA	5,537	567,867
CTS Eventim AG & Co., KGaA *	13,623	618,264
Deutsche Euroshop AG	27,787	405,833
Deutsche Pfandbriefbank AG *	203,595	1,404,107
Deutz AG *	242,733	966,614
Dialog Semiconductor plc *	50,189	1,983,000
Duerr AG	62,611	1,483,445
DWS Group GmbH & Co. KGaA	21,892	823,935
ElringKlinger AG *(a)	126,494	661,316
Fielmann AG	12,665	898,808
Fraport AG Frankfurt Airport Services Worldwide *(a)	27,782	1,378,905
Gerresheimer AG	22,928	1,956,153
Grand City Properties S.A.	31,308	709,742
GRENKE AG	5,406	435,668
Hamburger Hafen und Logistik AG	24,059	390,725
Hapag-Lloyd AG	20,385	1,961,409
Heidelberger Druckmaschinen AG *	764,037	479,755
HOCHTIEF AG	20,163	1,774,079
Hornbach Holding AG & Co. KGaA	30,505	2,198,808
Indus Holding AG *	30,055	971,190
Jenoptik AG	30,083	724,804
JOST Werke AG *	6,517	186,304
Kloeckner & Co. SE *	470,988	1,995,024
Knorr-Bremse AG	18,847	1,995,397
Koenig & Bauer AG *	22,289	469,335
Krones AG	22,266	1,451,380
LEG Immobilien AG *	16,966	2,115,187
Nordex SE *(a)	91,154	881,124
Norma Group SE *	32,707	958,292
Pfeiffer Vacuum Technology AG	3,781	670,404
Puma SE *	27,879	1,990,298
QIAGEN N.V. *	46,665	2,040,495
Rational AG *	761	408,351
RTL Group S.A. *	62,800	2,127,800
SAF-Holland S.E. *	98,504	575,795
Scout24 AG	28,514	2,180,581
Siemens Healthineers AG	39,835	2,058,885
Siltronic AG	15,976	1,558,508
Sixt SE	10,429	836,410
Software AG	39,603	1,532,142
Stabilus S.A.	13,674	741,348
Stroeer SE & CO. KGaA	8,244	597,439
Suedzucker AG	160,535	2,401,780
TAG Immobilien AG *	47,978	1,114,330
Takkt AG	57,819	559,540
Talanx AG *	39,027	1,373,545
Wacker Chemie AG *	25,305	1,581,355
Wacker Neuson SE *	42,599	579,044
Wirecard AG (a)	9,327	981,049
Zalando SE *	32,545	2,202,494
		71,482,499

Hong Kong 3.7%
Asia Cement China Holdings Corp.	102,348	116,596
ASM Pacific Technology Ltd.	178,796	1,626,257
BOC Aviation Ltd.	84,179	462,653
Brightoil Petroleum Holdings Ltd. *(b)	2,380,161	—
Budweiser Brewing Co. APAC Ltd.	70,181	196,481
Cafe de Coral Holdings Ltd.	355,599	640,454
Cathay Pacific Airways Ltd. (a)	1,098,839	1,114,292
China Harmony New Energy Auto Holding Ltd.	2,062,291	984,451
China Travel International Investment Hong Kong Ltd.	3,989,997	499,329
Chow Sang Sang Holdings International Ltd.	192,985	185,491
Chow Tai Fook Jewellery Group Ltd.	1,477,894	1,088,734
Security	Number of Shares	Value ($)
CITIC Telecom International Holdings Ltd.	1,710,889	542,999
CK Infrastructure Holdings Ltd.	89,854	448,632
Cowell e Holdings, Inc.	518,739	105,073
Dah Sing Financial Holdings Ltd.	188,364	524,921
Dairy Farm International Holdings Ltd.	255,890	1,079,856
FIH Mobile Ltd. *	2,310,000	271,204
First Pacific Co., Ltd.	7,676,441	1,485,571
Fortune Real Estate Investment Trust	532,517	475,425
Gemdale Properties & Investment Corp., Ltd.	750,501	111,350
Giordano International Ltd.	2,665,563	381,728
Haitong International Securities Group Ltd.	2,227,632	451,217
Hang Lung Group Ltd.	980,411	1,877,087
Hang Lung Properties Ltd.	1,264,838	2,659,897
Hutchison Telecommunications Hong Kong Holdings Ltd.	3,162,446	501,846
Hysan Development Co., Ltd.	258,723	700,965
IGG, Inc.	686,892	415,627
Johnson Electric Holdings Ltd.	608,116	1,040,333
K Wah International Holdings Ltd.	1,690,441	691,356
Kerry Logistics Network Ltd.	656,015	892,065
Kerry Properties Ltd.	836,550	1,975,083
Lifestyle International Holdings Ltd.	505,818	388,288
Luk Fook Holdings International Ltd.	632,192	1,110,883
Man Wah Holdings Ltd.	1,576,019	1,226,086
Melco International Development Ltd.	589,018	1,111,011
MGM China Holdings Ltd.	604,980	714,955
Minth Group Ltd.	471,513	1,280,525
MMG Ltd. *	4,418,169	763,817
NagaCorp Ltd.	503,233	600,555
Nexteer Automotive Group Ltd.	1,197,322	650,332
NWS Holdings Ltd.	1,464,952	1,149,130
Pacific Basin Shipping Ltd.	5,109,479	613,058
Pacific Textiles Holdings Ltd.	914,381	383,401
Pou Sheng International Holdings Ltd.	2,756,588	533,464
Power Assets Holdings Ltd.	145,274	808,744
PRADA S.p.A. *	497,842	1,833,749
Road King Infrastructure Ltd.	393,120	510,229
Sa Sa International Holdings Ltd. (a)	2,392,967	361,214
Samsonite International S.A.	1,226,592	1,161,551
Semiconductor Manufacturing International Corp. *	1,715,910	3,728,025
Shangri-La Asia Ltd.	834,718	717,226
Shui On Land Ltd.	5,762,804	951,669
Shun Tak Holdings Ltd.	486,000	171,802
SITC International Holdings Co., Ltd.	811,080	765,979
SJM Holdings Ltd.	2,677,419	2,974,142
SmarTone Telecommunications Holdings Ltd.	1,039,717	541,925
Stella International Holdings Ltd.	235,500	246,408
Sun Art Retail Group Ltd.	2,276,583	3,483,457
Swire Properties Ltd.	430,844	959,408
The Bank of East Asia Ltd.	969,387	1,748,424
Tingyi Cayman Islands Holding Corp.	1,555,091	2,672,405
Truly International Holdings Ltd. *	6,773,868	629,233
Uni-President China Holdings Ltd.	909,187	940,741
Value Partners Group Ltd.	895,365	331,531
Vitasoy International Holdings Ltd. (a)	182,950	677,418
VSTECS Holdings Ltd.	1,830,168	816,976
VTech Holdings Ltd.	227,927	1,374,737
Wynn Macau Ltd.	887,328	1,499,677
Xinyi Glass Holdings Ltd.	1,582,545	1,674,219
Xinyi Solar Holdings Ltd.	994,926	722,672
		66,376,039

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Ireland 0.4%
AIB Group plc *	564,566	627,367
Glanbia plc	162,530	1,774,456
Irish Continental Group plc	112,403	431,358
Kingspan Group plc	48,248	2,981,293
Total Produce plc	811,706	1,025,695
		6,840,169

Israel 1.0%
Azrieli Group Ltd.	11,496	603,447
Delek Group Ltd.	9,624	260,988
Elbit Systems Ltd.	9,927	1,382,764
FIBI Holdings Ltd.	4,929	132,250
First International Bank of Israel Ltd.	30,688	697,606
Gazit-Globe Ltd.	110,856	757,519
Harel Insurance Investments & Financial Services Ltd.	97,866	606,180
Israel Discount Bank Ltd., A Shares	589,129	1,868,249
Mizrahi Tefahot Bank Ltd.	57,303	1,122,376
Nice Ltd. *	11,335	2,049,644
Oil Refineries Ltd.	3,865,743	947,843
Partner Communications Co., Ltd. *	117,519	487,398
Paz Oil Co., Ltd. *	20,198	1,678,266
Phoenix Holdings Ltd. *	100,581	470,837
Shikun & Binui Ltd.	163,139	617,930
Shufersal Ltd.	103,735	697,903
The Israel Corp., Ltd. *	9,976	1,170,331
Tower Semiconductor Ltd. *	76,195	1,567,876
		17,119,407

Italy 2.2%
ACEA S.p.A.	44,419	859,725
Amplifon S.p.A. *	25,172	698,602
Anima Holding S.p.A.	300,176	1,268,822
ASTM S.p.A. *	65,618	1,350,318
Autogrill S.p.A.	162,273	913,352
Azimut Holding S.p.A.	74,464	1,234,167
Banca Carige S.p.A. *(a)(b)	136,245,279	151,552
Banca Farmafactoring S.p.A. *	22,470	133,471
Banca Generali S.p.A. *	27,575	747,195
Banca IFIS S.p.A. *	44,419	409,851
Banca Mediolanum S.p.A.	155,580	1,036,625
Banca Monte dei Paschi di Siena S.p.A. *(a)	644,732	943,075
Banca Popolare di Sondrio Scarl *	1,039,584	1,680,221
BPER Banca *	734,991	1,755,316
Buzzi Unicem S.p.A.	78,943	1,570,521
Cerved Group S.p.A. *	117,922	816,536
Davide Campari-Milano S.p.A.	134,019	1,088,255
De'Longhi S.p.A. *	63,006	1,349,831
DiaSorin S.p.A.	5,066	1,062,228
Enav S.p.A.	183,333	832,036
ERG S.p.A.	54,521	1,203,831
Esprinet S.p.A. *	140,007	696,143
Fincantieri S.p.A. *(a)	512,608	345,541
FinecoBank Banca Fineco S.p.A. *	121,363	1,418,155
Freni Brembo S.p.A. *	123,903	1,158,406
IMA Industria Macchine Automatiche S.p.A. *	8,105	494,055
Infrastrutture Wireless Italiane S.p.A.	56,822	579,282
Interpump Group S.p.A.	33,244	993,994
Iren S.p.A.	680,297	1,692,044
Italgas S.p.A.	339,351	1,844,352
Maire Tecnimont S.p.A. *(a)	44,538	70,151
MARR S.p.A. *	29,750	434,834
Mediaset S.p.A. *	591,917	1,014,623
Security	Number of Shares	Value ($)
Moncler S.p.A. *	38,048	1,415,694
OVS S.p.A. *	635,295	645,543
Piaggio & C S.p.A.	173,085	415,482
Recordati S.p.A.	31,653	1,440,761
Reply S.p.A.	1,745	152,664
Salvatore Ferragamo Italia S.p.A. *	53,979	752,345
Societa Cattolica di Assicurazioni SC *	193,022	887,173
Tod's S.p.A. *(a)	17,923	473,695
UnipolSai Assicurazioni S.p.A.	629,577	1,403,421
Webuild S.p.A	381,351	527,275
		39,961,163

Japan 37.4%
ABC-Mart, Inc.	17,957	1,091,738
Acom Co., Ltd.	156,543	637,883
Adastria Co., Ltd.	47,677	776,214
ADEKA Corp.	161,204	2,242,955
Advantest Corp.	41,010	2,025,091
Aeon Delight Co., Ltd.	26,599	761,664
AEON Financial Service Co., Ltd.	113,649	1,279,586
Aeon Mall Co., Ltd.	106,253	1,494,160
Aica Kogyo Co., Ltd.	47,585	1,417,811
Aida Engineering Ltd.	83,541	569,941
Ain Holdings, Inc.	21,649	1,398,589
Aisan Industry Co., Ltd.	120,192	647,063
Alconix Corp.	62,364	735,737
Alpen Co., Ltd.	40,038	655,191
Amano Corp.	48,123	1,040,316
Anritsu Corp.	64,397	1,268,992
AOKI Holdings, Inc.	89,992	574,693
Aoyama Trading Co., Ltd.	149,269	1,137,512
Aozora Bank Ltd.	103,953	1,931,720
Arata Corp.	46,011	1,945,330
Arcs Co., Ltd.	118,881	2,405,537
Asahi Diamond Industrial Co., Ltd.	100,355	475,996
Asahi Holdings, Inc.	40,786	1,048,658
Asahi Intecc Co., Ltd.	7,361	225,473
Asanuma Corp.	2,832	111,193
ASKUL Corp.	19,593	591,054
Autobacs Seven Co., Ltd.	98,106	1,203,844
Avex, Inc.	73,518	650,324
Azbil Corp.	96,195	2,454,542
Belluna Co., Ltd.	84,889	426,277
Benesse Holdings, Inc.	85,009	2,301,678
BML, Inc.	19,433	547,447
Bunka Shutter Co., Ltd.	95,833	716,957
Calbee, Inc.	53,965	1,560,319
Canon Electronics, Inc.	31,790	507,531
Canon Marketing Japan, Inc.	71,225	1,451,804
Capcom Co., Ltd.	33,034	1,166,699
Cawachi Ltd.	40,262	983,613
Central Glass Co., Ltd.	79,340	1,446,362
Chiyoda Corp. *	470,770	1,179,820
Chudenko Corp.	35,600	764,970
Chugoku Marine Paints Ltd.	73,925	561,291
Citizen Watch Co., Ltd.	615,220	2,198,540
CKD Corp.	66,542	1,147,585
Cocokara fine, Inc.	40,373	2,038,605
Colowide Co., Ltd. (a)	27,310	408,630
Cosmos Pharmaceutical Corp.	12,914	1,854,361
Create SD Holdings Co., Ltd.	28,901	914,767
Credit Saison Co., Ltd.	199,714	2,378,364
CyberAgent, Inc.	47,004	2,369,070
Daido Metal Co., Ltd.	108,099	571,926
Daifuku Co., Ltd.	37,811	2,941,070
Daihen Corp.	26,252	880,874
Daiho Corp.	31,174	724,842
Daiichikosho Co., Ltd.	34,464	1,212,406

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Daiki Aluminium Industry Co., Ltd.	21,456	121,485
Daikyonishikawa Corp.	153,847	868,232
Daio Paper Corp. (a)	113,697	1,537,630
Daiseki Co., Ltd.	24,498	638,742
Daishi Hokuetsu Financial Group, Inc.	7,996	167,884
Daiwabo Holdings Co., Ltd.	42,977	2,884,148
DCM Holdings Co., Ltd.	190,302	1,978,357
DeNA Co., Ltd.	102,491	1,407,961
Descente Ltd. *	48,948	728,302
Dexerials Corp.	82,627	658,040
Disco Corp.	11,123	2,484,052
DMG Mori Co., Ltd.	70,416	855,567
Doshisha Co., Ltd.	42,707	620,775
Doutor Nichires Holdings Co., Ltd.	40,066	683,541
Dowa Holdings Co., Ltd.	89,488	2,873,982
DTS Corp.	33,710	718,100
Duskin Co., Ltd.	55,745	1,526,410
DyDo Group Holdings, Inc.	18,305	897,112
Eagle Industry Co., Ltd.	75,933	534,248
Earth Corp.	12,844	848,835
Eizo Corp.	21,301	794,821
Exedy Corp.	86,194	1,386,497
Ezaki Glico Co., Ltd.	50,938	2,463,331
FamilyMart Co., Ltd	82,543	1,546,891
Fancl Corp.	25,612	727,458
FCC Co., Ltd.	63,739	1,082,679
Foster Electric Co., Ltd.	71,829	816,731
FP Corp.	13,569	996,248
Fuji Co., Ltd.	55,337	967,184
Fuji Corp.	85,173	1,570,880
Fuji Media Holdings, Inc.	82,060	824,142
Fuji Oil Co., Ltd.	357,989	614,730
Fuji Oil Holdings, Inc.	46,108	1,237,279
Fuji Seal International, Inc.	38,889	802,795
Fuji Soft, Inc.	21,838	920,263
Fujimori Kogyo Co., Ltd.	26,236	855,985
Fujitec Co., Ltd.	99,537	1,489,336
Fujitsu General Ltd.	70,589	1,379,216
Fukuoka Financial Group, Inc.	130,485	2,123,174
Fukuyama Transporting Co., Ltd.	38,304	1,258,608
Furukawa Co., Ltd.	65,689	680,456
Futaba Corp.	55,794	515,810
Futaba Industrial Co., Ltd.	195,670	949,881
Fuyo General Lease Co., Ltd.	10,831	621,298
G-Tekt Corp.	68,681	722,924
Geo Holdings Corp.	118,872	1,487,348
Glory Ltd.	75,885	1,801,771
Gree, Inc.	190,276	780,638
GS Yuasa Corp.	147,924	2,617,006
GungHo Online Entertainment, Inc.	65,751	1,069,861
Gunze Ltd.	26,253	934,518
Hamakyorex Co., Ltd.	19,604	591,386
Hamamatsu Photonics K.K.	42,896	1,943,031
Happinet Corp.	57,886	575,448
Hazama Ando Corp.	305,647	1,977,407
Heiwa Corp.	67,736	1,149,943
Heiwa Real Estate Co., Ltd.	21,069	575,934
Heiwado Co., Ltd.	79,780	1,433,648
Hikari Tsushin, Inc.	7,339	1,608,333
Hirose Electric Co., Ltd.	20,673	2,469,592
HIS Co., Ltd.	36,755	674,476
Hisamitsu Pharmaceutical Co., Inc.	44,111	2,223,258
Hitachi Capital Corp.	33,144	699,582
Hitachi Chemical Co., Ltd.	19,575	838,526
Hitachi Transport System Ltd.	50,535	1,389,847
Hitachi Zosen Corp.	480,367	1,828,101
Hogy Medical Co., Ltd.	4,098	134,273
Hokuetsu Corp.	295,516	1,113,654
Hokuhoku Financial Group, Inc.	173,636	1,463,419
Security	Number of Shares	Value ($)
Horiba Ltd.	30,988	1,630,872
Hoshizaki Corp.	26,233	2,118,412
Hosiden Corp.	121,198	1,057,466
House Foods Group, Inc.	49,719	1,682,144
Hulic Co., Ltd.	139,466	1,411,036
Ibiden Co., Ltd.	141,428	3,743,933
Inaba Denki Sangyo Co., Ltd.	88,824	2,027,365
Inabata & Co., Ltd.	164,106	2,009,150
Internet Initiative Japan, Inc.	31,227	1,102,880
Iriso Electronics Co., Ltd.	12,073	384,933
Ishihara Sangyo Kaisha Ltd.	79,828	564,616
Ito En Ltd.	38,080	2,184,382
Itochu Enex Co., Ltd.	174,507	1,396,250
Itochu Techno-Solutions Corp.	59,962	2,025,912
Itoham Yonekyu Holdings, Inc.	432,006	2,686,629
Iwatani Corp.	83,329	2,939,158
Izumi Co., Ltd.	58,049	1,823,881
Jaccs Co., Ltd.	34,903	611,657
Jafco Co., Ltd.	23,069	775,141
Japan Airport Terminal Co., Ltd.	23,387	1,028,954
Japan Aviation Electronics Industry Ltd.	77,773	1,077,784
Japan Display, Inc. *(a)	4,951,993	2,114,370
Japan Exchange Group, Inc.	166,310	3,576,742
Japan Petroleum Exploration Co., Ltd.	55,108	1,035,305
Joyful Honda Co., Ltd.	95,037	1,186,474
Juki Corp.	74,659	432,424
JVC Kenwood Corp.	460,645	752,527
Kadokawa Corp.	54,903	903,032
Kaga Electronics Co., Ltd.	58,348	1,264,608
Kagome Co., Ltd.	60,880	1,715,049
Kakaku.com, Inc.	29,569	715,244
Kaken Pharmaceutical Co., Ltd.	26,401	1,450,726
Kameda Seika Co., Ltd.	12,166	612,055
Kamigumi Co., Ltd.	117,452	2,294,857
Kanamoto Co., Ltd.	44,366	956,215
Kandenko Co., Ltd.	190,910	1,743,681
Kanematsu Corp.	213,060	2,644,092
Kansai Paint Co., Ltd.	110,543	2,290,175
Kasai Kogyo Co., Ltd.	146,457	702,820
Kato Sangyo Co., Ltd.	61,039	2,135,954
Kato Works Co., Ltd.	32,749	372,372
Kawasaki Kisen Kaisha Ltd. *	290,552	2,996,271
Keihan Holdings Co., Ltd.	50,956	2,421,634
Keihin Corp.	116,100	2,741,527
Keikyu Corp.	133,798	2,236,694
Keisei Electric Railway Co., Ltd.	57,525	1,887,510
KH Neochem Co., Ltd.	30,759	605,273
Kinden Corp.	186,955	3,128,787
Kintetsu World Express, Inc.	66,411	1,070,738
Kissei Pharmaceutical Co., Ltd.	25,665	650,350
Kitz Corp.	141,925	945,859
Kobayashi Pharmaceutical Co., Ltd.	19,680	1,753,636
Kohnan Shoji Co., Ltd.	60,246	1,758,701
Kokuyo Co., Ltd.	124,785	1,623,879
Komeri Co., Ltd.	63,705	1,571,707
Komori Corp.	75,404	545,924
Konami Holdings Corp.	50,036	1,757,890
Konoike Transport Co., Ltd.	61,676	709,874
Kose Corp.	9,651	1,208,447
Kumagai Gumi Co., Ltd.	51,816	1,266,362
Kumiai Chemical Industry Co., Ltd.	15,509	125,241
Kura Sushi, Inc.	11,931	544,860
Kureha Corp.	23,199	1,021,759
Kurita Water Industries Ltd.	103,363	2,865,784
Kusuri no Aoki Holdings Co., Ltd.	7,577	625,937
KYB Corp. *	71,100	1,408,999
Kyoei Steel Ltd.	42,327	559,462
Kyokuto Kaihatsu Kogyo Co., Ltd.	56,701	724,716
KYORIN Holdings, Inc.	55,435	1,199,415

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Kyoritsu Maintenance Co., Ltd.	13,122	418,988
Kyowa Exeo Corp.	102,733	2,359,135
Kyowa Kirin Co., Ltd.	131,153	3,557,145
Kyudenko Corp.	47,145	1,309,741
Kyushu Financial Group, Inc.	274,427	1,166,636
Lawson, Inc.	45,128	2,496,523
Leopalace21 Corp. *(a)	1,029,083	2,559,932
Life Corp.	43,042	1,348,371
Lintec Corp.	74,190	1,766,347
Lion Corp.	133,184	3,047,279
LIXIL VIVA Corp.	34,769	778,740
M3, Inc.	33,867	1,364,299
Mabuchi Motor Co., Ltd.	48,585	1,605,445
Macnica Fuji Electronics Holdings, Inc.	111,529	1,794,029
Maeda Corp.	182,478	1,431,233
Maeda Road Construction Co., Ltd.	48,709	908,306
Makino Milling Machine Co., Ltd.	30,656	948,974
Mandom Corp.	33,321	673,317
Marudai Food Co., Ltd.	71,354	1,288,194
Maruha Nichiro Corp.	68,365	1,479,174
Marui Group Co., Ltd.	104,875	1,891,420
Maruichi Steel Tube Ltd.	56,621	1,450,015
Max Co., Ltd.	38,627	594,455
Maxell Holdings Ltd.	87,275	872,466
MCJ Co., Ltd.	79,854	621,132
Mebuki Financial Group, Inc.	813,602	1,842,659
Megmilk Snow Brand Co., Ltd.	94,160	2,311,720
Meidensha Corp.	68,005	1,150,092
Meitec Corp.	18,504	893,125
Ministop Co., Ltd.	37,119	521,978
Miraca Holdings, Inc.	102,691	2,388,673
Mirait Holdings Corp.	94,881	1,355,380
Mitsubishi Logisnext Co., Ltd.	13,360	130,084
Mitsubishi Logistics Corp.	63,622	1,634,619
Mitsubishi Pencil Co., Ltd.	36,995	506,155
Mitsubishi UFJ Lease & Finance Co., Ltd.	244,211	1,192,324
Mitsui E&S Holdings Co., Ltd. *	284,920	1,494,220
Mitsui Matsushima Holdings Co., Ltd.	45,716	368,325
Mitsui Sugar Co., Ltd.	26,108	504,785
Mitsui-Soko Holdings Co., Ltd.	43,793	651,600
Miura Co., Ltd.	32,091	1,370,201
Mizuho Leasing Co., Ltd.	5,081	112,057
Mizuno Corp.	39,906	756,745
Mochida Pharmaceutical Co., Ltd.	20,605	798,495
Modec, Inc.	26,032	392,407
Morinaga & Co., Ltd.	26,800	1,150,508
Morinaga Milk Industry Co., Ltd.	68,307	2,872,147
Morita Holdings Corp.	41,064	691,038
MOS Food Services, Inc.	23,720	660,510
Musashi Seimitsu Industry Co., Ltd.	78,971	711,754
Nabtesco Corp.	89,027	2,764,146
Nachi-Fujikoshi Corp.	31,413	1,013,229
Nankai Electric Railway Co., Ltd.	81,197	1,967,841
NEC Networks & System Integration Corp.	88,773	1,668,588
NET One Systems Co., Ltd.	45,831	1,386,820
Nexon Co., Ltd.	133,716	2,787,638
Nichi-iko Pharmaceutical Co., Ltd.	58,881	715,961
Nichias Corp.	72,514	1,672,597
Nichicon Corp.	96,720	697,558
Nichiha Corp.	35,969	779,242
NichiiGakkan Co., Ltd.	37,513	569,302
Nifco, Inc.	84,788	1,855,758
Nihon Kohden Corp.	56,908	1,898,958
Nihon Parkerizing Co., Ltd.	103,718	1,105,196
Nihon Unisys Ltd.	39,672	1,226,229
Nikkiso Co., Ltd.	66,390	615,002
Nippo Corp.	82,587	2,050,589
Nippon Chemi-Con Corp. *	53,309	767,460
Nippon Denko Co., Ltd. *	340,468	492,997
Security	Number of Shares	Value ($)
Nippon Densetsu Kogyo Co., Ltd.	44,652	987,662
Nippon Flour Mills Co., Ltd.	94,301	1,428,498
Nippon Gas Co., Ltd.	38,573	1,530,604
Nippon Holdings Co., Ltd.	68,367	1,384,664
Nippon Kayaku Co., Ltd.	195,064	1,959,059
Nippon Koei Co., Ltd.	22,708	694,508
Nippon Paint Holdings Co., Ltd.	47,631	3,320,266
Nippon Sheet Glass Co., Ltd. *	368,494	1,398,933
Nippon Shinyaku Co., Ltd.	11,543	994,283
Nippon Signal Company Ltd.	69,969	787,789
Nippon Soda Co., Ltd.	49,283	1,368,223
Nippon Suisan Kaisha Ltd.	427,988	1,982,327
Nippon Television Holdings, Inc.	50,232	580,021
Nippon Yakin Kogyo Co., Ltd.	30,037	479,823
Nipro Corp.	160,815	1,880,790
Nishi-Nippon Financial Holdings, Inc.	195,437	1,346,027
Nishi-Nippon Railroad Co., Ltd.	98,776	2,664,344
Nishimatsu Construction Co., Ltd.	103,022	2,015,783
Nishimatsuya Chain Co., Ltd.	89,075	763,961
Nishio Rent All Co., Ltd.	30,532	671,656
Nissan Chemical Corp.	59,482	2,625,302
Nissha Co., Ltd.	79,238	700,922
Nisshinbo Holdings, Inc.	353,420	2,627,646
Nissin Electric Co., Ltd.	52,295	544,623
Nissin Foods Holdings Co., Ltd.	46,410	3,877,013
Nissin Kogyo Co., Ltd.	73,303	1,503,686
Nitta Corp.	4,881	101,213
Nitto Boseki Co., Ltd.	24,393	1,335,858
Nitto Kogyo Corp.	41,092	728,889
NOF Corp.	51,515	1,831,368
Nojima Corp.	56,596	1,318,043
Nomura Co., Ltd.	44,639	404,397
Nomura Research Institute Ltd.	123,267	3,258,592
Noritake Co., Ltd.	20,775	707,702
Noritz Corp.	92,743	1,085,524
North Pacific Bank Ltd.	771,091	1,452,931
NS Solutions Corp.	23,161	634,625
NS United Kaiun Kaisha Ltd.	25,547	336,722
NSD Co., Ltd.	41,711	651,982
Obic Co., Ltd.	8,945	1,550,959
Oiles Corp.	43,863	578,136
Okamoto Industries, Inc.	16,277	577,895
Okamura Corp.	146,326	1,197,935
Okasan Securities Group, Inc.	263,242	855,197
Oki Electric Industry Co., Ltd.	172,953	1,711,309
OKUMA Corp.	34,578	1,441,084
Okumura Corp.	46,871	1,131,151
Onward Holdings Co., Ltd.	287,727	988,156
Open House Co., Ltd.	32,128	888,079
Oracle Corp. Japan	11,548	1,348,437
Orient Corp.	564,479	670,658
Osaka Soda Co., Ltd.	27,975	680,322
OSG Corp.	70,528	999,640
Outsourcing, Inc.	16,375	96,212
Pacific Industrial Co., Ltd.	65,129	596,671
PALTAC Corp.	51,788	2,538,085
Paramount Bed Holdings Co., Ltd.	21,115	820,219
Park24 Co., Ltd.	72,594	1,408,958
Penta-Ocean Construction Co., Ltd.	394,367	2,057,217
Persol Holdings Co., Ltd.	135,743	1,795,459
Pigeon Corp.	32,356	1,261,384
Pilot Corp.	24,237	829,010
Piolax, Inc.	34,073	542,081
Plenus Co., Ltd.	45,938	799,496
Pola Orbis Holdings, Inc.	47,631	926,668
Press Kogyo Co., Ltd.	350,658	865,782
Prima Meat Packers Ltd.	58,890	1,442,528
Qol Holdings Co., Ltd.	10,045	120,184
Raito Kogyo Co., Ltd.	54,365	737,751

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Raiznext Corp.	57,370	682,678
Relia, Inc.	45,748	520,177
Relo Group, Inc.	31,852	727,598
Rengo Co., Ltd.	335,937	2,656,688
Resorttrust, Inc.	48,565	609,457
Restar Holdings Corp.	60,517	1,167,256
Rinnai Corp.	37,511	3,157,978
Rohto Pharmaceutical Co., Ltd.	53,140	1,632,649
Round One Corp.	72,807	619,706
Royal Holdings Co., Ltd.	27,937	512,401
Ryobi Ltd.	86,085	1,119,461
Ryosan Co., Ltd.	78,391	1,775,412
Ryoyo Electro Corp.	42,839	1,062,476
S Foods, Inc.	32,876	779,064
Saizeriya Co., Ltd.	32,494	691,894
Sakai Chemical Industry Co., Ltd.	28,924	534,262
Sakata INX Corp.	88,458	881,008
Sakata Seed Corp.	16,256	558,288
San-A Co., Ltd.	23,862	951,291
Sanden Holdings Corp. *	170,652	593,999
Sangetsu Corp.	68,228	1,010,105
Sanken Electric Co., Ltd.	42,451	981,927
Sanki Engineering Co., Ltd.	63,779	812,814
Sankyo Co., Ltd.	38,214	984,303
Sankyo Tateyama, Inc.	109,927	981,573
Sankyu, Inc.	52,418	2,138,368
Sanoh Industrial Co., Ltd.	86,321	652,205
Sanrio Co., Ltd.	43,674	732,123
Sanwa Holdings Corp.	229,555	1,968,801
Sanyo Chemical Industries Ltd.	16,496	756,395
Sanyo Denki Co., Ltd.	15,035	683,821
Sanyo Special Steel Co., Ltd.	85,125	776,701
Sapporo Holdings Ltd.	96,363	1,927,528
Sato Holdings Corp.	24,083	555,495
Sawai Pharmaceutical Co., Ltd.	28,470	1,569,702
SCREEN Holdings Co., Ltd.	35,573	1,593,166
SCSK Corp.	25,124	1,228,974
Sega Sammy Holdings, Inc.	215,707	2,811,089
Seibu Holdings, Inc.	164,134	2,145,084
Seiko Holdings Corp.	51,789	876,810
Seiren Co., Ltd.	61,545	763,207
Sekisui Jushi Corp.	26,983	593,333
Senko Group Holdings Co., Ltd.	203,790	1,626,764
Senshu Ikeda Holdings, Inc.	367,422	576,362
Seven Bank Ltd.	448,047	1,276,748
Sharp Corp.	124,265	1,346,055
Shibaura Machine Co., Ltd.	31,667	697,506
Shibuya Corp.	19,135	547,044
Shima Seiki Manufacturing Ltd.	28,933	438,285
Shimachu Co., Ltd.	73,255	1,990,230
Shindengen Electric Manufacturing Co., Ltd.	18,905	466,418
Shinko Electric Industries Co., Ltd.	104,086	1,321,666
Shinmaywa Industries Ltd.	128,795	1,275,577
Shinsei Bank Ltd.	90,663	1,157,114
Ship Healthcare Holdings, Inc.	35,647	1,541,885
Shizuoka Gas Co., Ltd.	135,875	1,248,584
SHO-BOND Holdings Co., Ltd.	18,047	835,052
Shochiku Co., Ltd.	4,390	574,549
Shoei Foods Corp.	18,503	755,680
Showa Corp.	78,432	1,637,291
Showa Sangyo Co., Ltd.	10,628	325,050
Siix Corp.	77,757	765,048
Sinfonia Technology Co., Ltd.	11,211	113,530
SKY Perfect JSAT Holdings, Inc.	231,707	944,163
Skylark Holdings Co., Ltd.	162,161	2,629,556
Sohgo Security Services Co., Ltd.	45,550	2,240,822
Sony Financial Holdings, Inc.	75,868	1,828,128
Sotetsu Holdings, Inc.	58,936	1,693,107
Security	Number of Shares	Value ($)
Square Enix Holdings Co., Ltd.	45,097	2,189,236
St Marc Holdings Co., Ltd.	25,514	442,857
Starts Corp., Inc.	32,530	661,561
Sugi Holdings Co., Ltd.	40,735	2,631,602
SUMCO Corp.	169,858	2,603,013
Sumitomo Bakelite Co., Ltd.	37,560	1,056,359
Sumitomo Dainippon Pharma Co., Ltd.	108,600	1,535,228
Sumitomo Mitsui Construction Co., Ltd.	282,027	1,185,856
Sumitomo Osaka Cement Co., Ltd.	56,483	1,987,010
Sumitomo Riko Co., Ltd.	128,392	755,563
Sumitomo Seika Chemicals Co., Ltd.	21,684	611,866
Sundrug Co., Ltd.	87,933	2,962,796
Suruga Bank Ltd.	362,557	1,315,819
Sushiro Global Holdings Ltd.	42,380	896,890
SWCC Showa Holdings Co., Ltd.	10,125	108,830
T-Gaia Corp.	35,432	753,138
Tachi-S Co., Ltd.	111,002	921,110
Tadano Ltd.	197,814	1,571,716
Taihei Dengyo Kaisha Ltd.	25,169	553,445
Taikisha Ltd.	39,080	1,220,627
Taisho Pharmaceutical Holdings Co., Ltd.	27,353	1,736,618
Taiyo Holdings Co., Ltd.	14,563	683,982
Taiyo Nippon Sanso Corp.	79,371	1,334,945
Taiyo Yuden Co., Ltd.	113,853	3,170,362
Takamatsu Construction Group Co., Ltd.	26,136	621,772
Takara Holdings, Inc.	161,495	1,302,633
Takara Standard Co., Ltd.	72,600	1,060,680
Takasago Thermal Engineering Co., Ltd.	78,188	1,328,111
Takeuchi Manufacturing Co., Ltd.	45,927	758,381
Takuma Co., Ltd.	67,636	882,059
Tamron Co., Ltd.	21,594	407,086
Tamura Corp.	118,268	498,387
TechnoPro Holdings, Inc.	11,451	685,561
Tekken Corp.	5,764	118,934
The 77 Bank Ltd.	58,643	836,630
The Awa Bank Ltd.	28,379	651,688
The Bank of Kyoto Ltd.	30,213	1,085,295
The Chiba Bank Ltd.	481,079	2,286,281
The Chugoku Bank Ltd.	130,803	1,175,266
The Gunma Bank Ltd.	463,834	1,450,894
The Hachijuni Bank Ltd.	384,542	1,420,594
The Hiroshima Bank Ltd.	327,641	1,535,793
The Hokkoku Bank Ltd.	24,232	621,460
The Hyakugo Bank Ltd.	170,865	505,926
The Hyakujushi Bank Ltd.	31,416	573,003
The Iyo Bank Ltd.	250,665	1,416,949
The Japan Steel Works Ltd.	78,443	1,157,696
The Japan Wool Textile Co., Ltd.	94,163	879,268
The Juroku Bank Ltd.	36,718	715,376
The Keiyo Bank Ltd.	137,742	662,276
The Kiyo Bank Ltd.	47,377	735,270
The Musashino Bank Ltd.	37,288	525,047
The Nanto Bank Ltd.	33,306	695,891
The Nisshin Oillio Group Ltd.	46,116	1,472,493
The Ogaki Kyoritsu Bank Ltd.	31,147	657,431
The Okinawa Electric Power Co., Inc.	95,711	1,792,777
The Pack Corp.	3,232	93,599
The San-In Godo Bank Ltd.	129,458	638,067
The Shiga Bank Ltd.	31,052	722,582
The Shizuoka Bank Ltd.	368,932	2,349,166
The Sumitomo Warehouse Co., Ltd.	76,124	946,825
THK Co., Ltd.	96,619	2,511,099
Toa Corp. Tokyo	49,775	760,012
Toagosei Co., Ltd.	171,570	1,641,887
Tobishima Corp.	10,728	111,029
Toda Corp.	331,392	2,042,459
Toei Co., Ltd.	4,187	570,910
Toho Co., Ltd.	53,502	1,966,565
Toho Zinc Co., Ltd. *	57,287	796,546

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Tokai Carbon Co., Ltd.	117,218	1,065,173
TOKAI Holdings Corp.	138,227	1,290,726
Tokai Rika Co., Ltd.	146,349	2,142,223
Tokai Tokyo Financial Holdings, Inc.	346,214	809,820
Token Corp.	15,614	1,071,030
Tokuyama Corp.	93,812	2,243,094
Tokyo Broadcasting System Holdings, Inc.	44,293	696,042
Tokyo Century Corp.	29,005	1,261,321
Tokyo Dome Corp.	90,448	755,587
Tokyo Ohka Kogyo Co., Ltd.	32,962	1,526,713
Tokyo Seimitsu Co., Ltd.	35,681	1,154,205
Tokyo Steel Manufacturing Co., Ltd.	136,823	886,457
Tokyo Tatemono Co., Ltd.	156,780	2,021,325
Tokyu Construction Co., Ltd.	130,425	711,838
TOMONY Holdings, Inc.	149,557	481,703
Tomy Co., Ltd.	98,495	842,010
Topcon Corp.	103,102	904,362
Toppan Forms Co., Ltd.	109,979	1,144,349
Topre Corp.	93,636	1,125,527
Topy Industries Ltd.	66,352	819,122
Toshiba TEC Corp.	34,770	1,208,648
Totetsu Kogyo Co., Ltd.	32,587	870,217
Towa Pharmaceutical Co., Ltd.	21,325	448,729
Toyo Construction Co., Ltd.	159,356	634,554
Toyo Ink SC Holdings Co., Ltd.	82,880	1,600,903
Toyo Tire Corp.	201,674	2,862,204
Toyobo Co., Ltd.	190,853	2,673,200
Toyota Boshoku Corp.	176,704	2,489,782
TPR Co., Ltd.	77,797	1,060,786
Trancom Co., Ltd.	10,705	668,721
Transcosmos, Inc.	35,923	845,267
Trend Micro, Inc.	47,034	2,584,502
Trusco Nakayama Corp.	49,738	1,146,788
TSI Holdings Co., Ltd.	219,125	939,674
Tsubaki Nakashima Co., Ltd.	40,091	353,520
Tsubakimoto Chain Co.	63,262	1,635,352
Tsukishima Kikai Co., Ltd.	37,748	450,937
Tsumura & Co.	51,479	1,431,578
TV Asahi Holdings Corp.	38,109	598,510
UACJ Corp.	95,493	1,763,875
Uchida Yoko Co., Ltd.	2,632	137,787
Ulvac, Inc.	42,696	1,282,049
Unipres Corp.	162,238	1,572,158
United Arrows Ltd.	41,699	716,432
United Super Markets Holdings, Inc.	214,947	2,250,524
Ushio, Inc.	117,248	1,394,112
USS Co., Ltd.	79,969	1,393,992
Valor Holdings Co., Ltd.	109,384	2,147,372
Vital KSK Holdings, Inc.	117,333	1,160,969
VT Holdings Co., Ltd.	164,716	584,040
Wacoal Holdings Corp.	76,216	1,578,298
Wacom Co., Ltd.	168,371	759,533
Warabeya Nichiyo Holdings Co., Ltd.	62,161	1,012,601
Welcia Holdings Co., Ltd.	33,659	2,827,437
World Co., Ltd.	26,821	390,110
Xebio Holdings Co., Ltd.	77,484	671,022
YAMABIKO Corp.	71,747	653,305
Yamaguchi Financial Group, Inc.	235,171	1,405,765
Yamato Kogyo Co., Ltd.	41,708	861,376
Yamazen Corp.	161,931	1,406,854
Yaoko Co., Ltd.	22,153	1,449,656
Yellow Hat Ltd.	49,165	700,955
Yodogawa Steel Works Ltd.	68,072	1,086,776
Yokogawa Bridge Holdings Corp.	37,489	758,584
Yokohama Reito Co., Ltd.	69,072	588,556
Yondoshi Holdings, Inc.	7,413	135,207
Yoshinoya Holdings Co., Ltd. (a)	56,401	1,293,608
Yuasa Trading Co., Ltd.	45,067	1,319,779
Zenkoku Hosho Co., Ltd.	14,705	565,761
Security	Number of Shares	Value ($)
Zensho Holdings Co., Ltd.	61,773	1,315,905
Zeon Corp.	187,416	1,803,967
ZERIA Pharmaceutical Co., Ltd.	26,774	528,099
Zojirushi Corp.	40,770	641,436
ZOZO, Inc.	26,511	488,215
		668,897,256

Luxembourg 0.0%
Espirito Santo Financial Group S.A. *(b)	8,470	—

Netherlands 1.5%
Accell Group N.V. *	28,629	695,823
Adyen N.V. *	157	206,598
AMG Advanced Metallurgical Group N.V. (a)	24,405	408,968
Arcadis N.V. *	101,487	1,738,491
ASM International N.V.	16,350	1,901,442
BE Semiconductor Industries N.V.	35,908	1,370,818
Brunel International N.V. *	53,612	341,114
Corbion N.V. *	56,691	2,084,140
Eurocommercial Properties N.V.	35,155	446,575
Flow Traders	5,239	183,686
ForFarmers N.V.	110,673	704,172
Fugro N.V. CVA *(a)	231,491	874,981
GrandVision N.V.	24,767	672,209
IMCD N.V.	20,352	1,920,201
Intertrust N.V.	44,730	707,522
Koninklijke BAM Groep N.V. *	575,981	976,415
Koninklijke Vopak N.V.	42,991	2,358,054
OCI N.V. *	41,945	473,574
PostNL N.V.	892,338	1,327,591
Prosus N.V. *	21,954	1,821,771
SBM Offshore N.V.	146,221	1,998,955
Sligro Food Group N.V.	65,318	1,118,909
TKH Group N.V.	34,656	1,223,564
TomTom N.V. *	55,865	473,828
Van Lanschot Kempen N.V.	7,194	110,911
Wereldhave N.V. (a)	44,494	376,888
		26,517,200

New Zealand 0.9%
Air New Zealand Ltd.	1,134,282	962,293
Auckland International Airport Ltd.	212,471	855,222
Chorus Ltd.	416,401	1,959,708
EBOS Group Ltd.	93,563	1,274,655
Fisher & Paykel Healthcare Corp., Ltd.	113,792	2,112,561
Genesis Energy Ltd.	552,446	974,991
Infratil Ltd.	420,096	1,246,092
Kiwi Property Group Ltd.	159,412	100,690
Mercury NZ Ltd.	446,081	1,284,496
Meridian Energy Ltd.	674,097	1,982,814
Ryman Healthcare Ltd.	11,925	89,353
SKY Network Television Ltd. *	5,684,689	528,036
SKYCITY Entertainment Group Ltd.	646,102	976,241
Z Energy Ltd.	518,966	906,262
		15,253,414

Norway 1.2%
Aker A.S.A., A Shares	29,944	903,235
Aker BP A.S.A.	37,751	606,454
Aker Solutions A.S.A. *	552,194	372,668
Austevoll Seafood A.S.A. *(a)	107,187	817,123
Bakkafrost P/F	15,454	961,885
Bonheur A.S.A.	10,489	240,099
BW Energy Ltd. *	22,656	33,923

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
BW LPG Ltd.	141,655	470,427
BW Offshore Ltd. *	111,017	365,939
DNO A.S.A. (a)	225,470	116,723
Elkem A.S.A.	304,370	553,306
Entra A.S.A.	47,314	640,579
Europris A.S.A.	198,678	836,397
Frontline Ltd.	17,734	159,093
Gjensidige Forsikring A.S.A. *	107,303	1,946,217
Kongsberg Gruppen A.S.A.	58,636	861,429
Leroy Seafood Group A.S.A. (a)	186,987	1,049,189
Norwegian Finans Holding A.S.A. *	13,618	96,810
PGS A.S.A. *	1,363,889	443,397
Salmar A.S.A.	26,410	1,187,888
Schibsted A.S.A., B Shares *	24,417	585,296
Schibsted A.S.A., Class A *	23,610	585,383
SpareBank 1 Nord Norge	117,771	779,070
SpareBank 1 SMN	101,524	816,775
SpareBank 1 SR-Bank A.S.A.	95,796	711,067
Storebrand A.S.A.	253,137	1,299,781
TGS Nopec Geophysical Co. A.S.A. (a)	83,728	1,193,020
Tomra Systems A.S.A.	27,784	997,865
Veidekke A.S.A. *	127,302	1,296,574
XXL A.S.A. *(a)	405,930	623,920
		21,551,532

Poland 1.0%
Alior Bank S.A. *	102,301	365,726
Asseco Poland S.A.	131,422	2,395,936
Bank Handlowy w Warszawie S.A.	39,608	365,495
Bank Millennium S.A. *	348,875	216,598
CCC S.A.	18,158	219,527
Cyfrowy Polsat S.A.	222,982	1,454,545
Enea S.A. *	878,684	1,284,825
Energa S.A. *	383,660	756,934
Eurocash S.A. *	171,719	784,790
Grupa Azoty S.A. *	152,761	1,186,471
Jastrzebska Spolka Weglowa S.A.	147,584	609,435
LPP S.A.	410	702,412
mBank S.A. *	6,690	359,879
Orange Polska S.A. *	1,568,742	2,554,367
PLAY Communications S.A.	167,518	1,189,804
Santander Bank Polska S.A. *	16,642	676,619
Tauron Polska Energia S.A. *	7,857,910	2,423,585
		17,546,948

Portugal 0.4%
Banco Espirito Santo S.A. *(b)	45,383	—
CTT-Correios de Portugal S.A. *	385,223	878,430
EDP Renovaveis S.A.	56,825	753,455
Mota-Engil, SGPS, S.A.	307,657	392,871
NOS, SGPS S.A. *	249,089	1,025,728
REN - Redes Energeticas Nacionais, SGPS, S.A.	387,654	1,043,520
Sonae, SGPS, S.A.	1,914,302	1,428,809
The Navigator Co. S.A. *	400,821	992,469
		6,515,282

Republic of Korea 5.6%
AK Holdings, Inc.	19,991	350,280
AMOREPACIFIC Group	33,020	1,541,084
Asiana Airlines, Inc. *	214,988	702,189
BGF retail Co., Ltd.	2,055	277,108
Celltrion, Inc. *	6,420	1,106,762
Cheil Worldwide, Inc.	56,967	763,577
CJ ENM Co., Ltd.	9,026	881,865
CJ Hello Co., Ltd.	109,877	386,382
Security	Number of Shares	Value ($)
CJ Logistics Corp. *	8,247	1,072,120
Com2uSCorp	7,478	640,048
Daesang Corp.	44,327	898,387
Daewoo Engineering & Construction Co., Ltd. *	380,938	1,178,080
Daewoo Shipbuilding & Marine Engineering Co., Ltd. *	62,896	1,107,136
Daou Technology, Inc.	9,154	135,264
DB HiTek Co., Ltd.	42,635	984,586
DGB Financial Group, Inc.	323,568	1,374,272
Dongkuk Steel Mill Co., Ltd. *	417,881	1,439,107
Doosan Bobcat, Inc.	30,962	592,514
Doosan Co., Ltd.	19,162	581,769
Doosan Infracore Co., Ltd. *	418,035	1,755,244
Fila Holdings Corp.	14,816	459,990
Green Cross Corp.	5,334	609,440
Green Cross Holdings Corp.	30,827	532,680
GS Engineering & Construction Corp.	80,253	1,850,073
GS Home Shopping, Inc.	5,286	509,201
GS Retail Co., Ltd.	45,267	1,557,087
Handsome Co., Ltd.	6,378	155,787
Hanjin Transportation Co., Ltd.	27,849	1,207,551
Hanon Systems	157,800	1,241,045
Hansol Paper Co., Ltd.	56,577	660,130
Hanssem Co., Ltd.	10,951	748,076
Hanwha Aerospace Co., Ltd. *	39,277	770,666
Hanwha Life Insurance Co., Ltd.	1,296,596	1,596,600
Harim Holdings Co., Ltd.	134,278	769,812
HDC Holdings Co., Ltd.	69,778	535,259
Hite Jinro Co., Ltd.	36,185	1,051,847
HMM Co., Ltd. *	414,650	1,581,995
Hotel Shilla Co., Ltd.	19,678	1,258,426
Huchems Fine Chemical Corp.	29,000	395,737
Hyosung Corp.	11,943	649,008
Hyundai Construction Equipment Co., Ltd. *	21,895	342,980
Hyundai Corp.	54,230	639,314
Hyundai Department Store Co., Ltd.	26,536	1,371,314
Hyundai Electric & Energy System Co., Ltd. *	17,135	114,422
Hyundai Elevator Co., Ltd.	10,027	512,503
Hyundai Greenfood Co., Ltd.	103,498	693,636
Hyundai Home Shopping Network Corp.	8,772	474,564
Hyundai Mipo Dockyard Co., Ltd.	15,878	435,909
Hyundai Rotem Co., Ltd. *	48,113	611,878
Hyundai Wia Corp.	78,948	2,384,154
iMarketKorea, Inc.	88,153	761,627
IS Dongseo Co., Ltd.	23,945	595,507
JB Financial Group Co., Ltd.	228,575	876,686
Kakao Corp.	6,468	1,376,170
Kangwon Land, Inc.	83,765	1,636,815
KCC Corp.	9,405	1,089,763
KEPCO Plant Service & Engineering Co., Ltd.	30,995	772,091
Kolon Corp.	41,390	581,522
Kolon Industries, Inc.	57,789	1,549,190
Korea Aerospace Industries Ltd.	43,166	883,571
Korea Electric Terminal Co., Ltd.	5,485	156,120
Korea Investment Holdings Co., Ltd.	19,535	831,277
Korea PetroChemical Ind Co., Ltd.	10,281	1,079,196
Korean Reinsurance Co.	212,647	1,268,894
Kumho Petrochemical Co., Ltd.	27,763	1,589,403
Kumho Tire Co., Inc. *	236,398	562,148
LF Corp.	63,572	695,547
LG Hausys Ltd.	28,552	1,572,325
LG Innotek Co., Ltd.	26,775	3,188,916
LG International Corp.	181,945	2,299,196
Lotte Chilsung Beverage Co., Ltd. *	5,238	437,751

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
LOTTE Fine Chemical Co., Ltd.	22,484	687,165
LOTTE Himart Co., Ltd.	62,184	1,380,807
LS Corp.	67,997	2,053,444
LS Electric Co., Ltd.	26,873	988,385
Mando Corp.	82,290	1,770,785
Meritz Financial Group, Inc.	60,421	490,315
Meritz Fire & Marine Insurance Co., Ltd.	121,230	1,424,278
Meritz Securities Co., Ltd.	199,839	530,075
Mirae Asset Daewoo Co., Ltd.	167,353	833,758
NCSoft Corp.	3,949	2,519,044
Nexen Tire Corp.	92,908	441,865
NH Investment & Securities Co., Ltd.	70,461	553,584
NongShim Co., Ltd.	5,644	1,437,831
OCI Co., Ltd. *	37,424	1,190,606
Orion Corp.	4,762	507,557
Ottogi Corp.	1,380	613,977
Pan Ocean Co., Ltd. *	218,605	631,041
Partron Co., Ltd.	63,382	437,576
Poongsan Corp.	74,612	1,192,876
S&T Motiv Co., Ltd.	3,711	119,860
S-1 Corp.	15,174	1,141,925
Samsung Card Co., Ltd.	42,426	1,012,304
Samsung Engineering Co., Ltd. *	88,222	861,953
Samsung Securities Co., Ltd.	32,932	743,227
Seoul Semiconductor Co., Ltd.	52,735	591,882
Seoyon E-Hwa Co., Ltd.	37,212	108,170
SFA Engineering Corp.	4,535	129,629
Shinsegae, Inc.	7,651	1,513,582
SK Chemicals Co., Ltd.	3,213	238,423
SK Gas Ltd.	16,952	1,043,032
SKC Co., Ltd.	28,527	1,315,266
Sungwoo Hitech Co., Ltd.	362,995	841,209
Taekwang Industrial Co., Ltd.	1,794	1,071,953
Taeyoung Engineering & Construction Co., Ltd.	48,612	608,411
WONIK IPS Co., Ltd. *	29,802	782,078
Youngone Corp.	37,673	932,357
Yuhan Corp.	22,820	956,323
		100,989,126

Singapore 1.4%
Ascendas Real Estate Investment Trust	816,636	1,808,455
CapitaLand Commercial Trust	371,852	460,408
CapitaLand Mall Trust	768,455	1,103,696
City Developments Ltd.	338,322	1,840,736
Genting Singapore Ltd.	3,676,990	2,042,194
Golden Agri-Resources Ltd.	16,957,607	1,835,654
Keppel Infrastructure Trust	500,212	189,340
Mapletree Commercial Trust	414,948	587,163
Mapletree Industrial Trust	431,910	831,184
Mapletree Logistics Trust	554,393	804,093
Mapletree North Asia Commercial Trust	684,727	404,519
SATS Ltd.	388,068	730,339
Sembcorp Industries Ltd.	1,842,511	1,772,899
Sembcorp Marine Ltd. *	1,076,697	518,009
Singapore Exchange Ltd.	272,101	1,594,026
Singapore Post Ltd.	1,458,238	794,427
Singapore Press Holdings Ltd.	1,709,815	1,548,439
Singapore Technologies Engineering Ltd.	849,220	1,916,663
StarHub Ltd.	992,776	955,268
Suntec Real Estate Investment Trust	529,579	550,786
UOL Group Ltd.	235,692	1,140,607
Venture Corp., Ltd.	233,628	2,529,014
		25,957,919

Security	Number of Shares	Value ($)
Spain 1.3%
Abengoa S.A., B Shares *	206,311,864	1,239,251
Almirall S.A. *	10,618	139,959
Applus Services S.A.	108,557	859,160
Bolsas y Mercados Espanoles SHMSF S.A.	36,179	1,324,822
Cellnex Telecom S.A.	19,258	1,090,789
Cia de Distribucion Integral Logista Holdings S.A.	49,437	911,755
Cie Automotive S.A.	32,495	585,923
Construcciones y Auxiliar de Ferrocarriles S.A.	13,789	476,251
Distribuidora Internacional de Alimentacion S.A. *	11,951,795	1,524,888
Ebro Foods S.A.	83,620	1,750,536
Ence Energia y Celulosa S.A.	136,323	418,826
Ercros S.A.	48,003	100,385
Euskaltel S.A.	66,594	525,197
Faes Farma S.A.	110,592	447,167
Gestamp Automocion S.A.	291,790	861,415
Indra Sistemas S.A. *	54,651	422,498
Inmobiliaria Colonial Socimi S.A.	42,226	381,867
Liberbank S.A. *	1,650,494	286,772
Mediaset Espana Comunicacion S.A. *	287,581	1,023,010
Melia Hotels International S.A.	121,843	604,744
Merlin Properties Socimi S.A.	57,292	481,152
Obrascon Huarte Lain S.A. *(a)	1,200,080	938,441
Prosegur Cash S.A.	312,565	277,102
Prosegur Cia de Seguridad S.A.	371,472	833,851
Sacyr S.A.	376,900	737,870
Siemens Gamesa Renewable Energy S.A. *	86,374	1,454,142
Tecnicas Reunidas S.A. *	37,063	577,178
Unicaja Banco S.A. *	1,873,433	1,021,534
Viscofan S.A.	29,970	1,973,557
Zardoya Otis S.A.	104,865	746,538
		24,016,580

Sweden 3.9%
AAK AB *	81,994	1,491,734
AddTech AB, B Shares	4,268	157,065
AF Poyry AB *	53,628	1,144,492
Arjo AB, B Shares	185,574	1,046,253
Attendo AB *	143,285	616,751
Axfood AB	98,319	2,202,648
Beijer Ref AB	3,964	117,426
Betsson AB *	176,802	1,224,878
Bilia AB, A Shares	126,878	1,035,274
BillerudKorsnas AB	239,473	3,263,455
Bonava AB, B Shares	93,978	426,667
Bravida Holding AB *	141,975	1,370,254
Castellum AB	83,686	1,567,832
Clas Ohlson AB, B Shares	72,991	763,362
Cloetta AB, B Shares *	195,416	490,908
Concentric AB *	12,303	159,366
Coor Service Management Holding AB	82,056	505,317
Dometic Group AB *	191,728	1,678,219
Elekta AB, B Shares	119,475	1,259,655
Fabege AB	49,729	601,921
Fastighets AB Balder, B Shares *	3,936	160,727
Getinge AB, B Shares	170,841	3,151,680
Granges AB	87,721	699,469
Hexpol AB *	214,238	1,600,242
Holmen AB, B Shares *	74,674	2,449,927
Industrivarden AB, A Shares *	101,336	2,265,934
Industrivarden AB, C Shares *	84,151	1,870,945
Indutrade AB *	37,830	1,442,772
Intrum AB (a)	41,524	683,811

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Inwido AB	83,841	529,662
JM AB	92,020	1,802,130
Kinnevik AB, B Shares	129,803	3,266,316
Kungsleden AB	74,205	538,120
L E Lundbergfortagen AB, B Shares *	42,870	2,126,579
Lifco AB, B Shares	11,716	715,896
Lindab International AB	67,907	686,039
Loomis AB, B Shares *	64,918	1,629,438
Lundin Energy AB	25,553	615,876
Mekonomen AB *	69,721	462,667
Modern Times Group MTG AB, B Shares *	50,767	577,832
NCC AB, B Shares	146,669	2,318,773
Nibe Industrier AB, B Shares *	83,339	1,849,353
Nobia AB *	197,000	885,191
Nolato AB, B Shares *	11,582	782,106
Nordic Entertainment Group AB, B Shreas	37,781	1,135,233
Pandox AB *	30,423	355,966
Peab AB *	278,394	2,264,195
Ratos AB, B Shares *	574,513	1,514,003
Resurs Holding AB	24,138	102,002
Saab AB, B Shares *	64,809	1,564,084
SAS AB *(a)	788,580	774,484
Scandic Hotels Group AB (a)	97,461	432,546
Svenska Cellulosa AB SCA, B Shares *	310,863	3,878,217
Sweco AB, B Shares	28,711	1,204,122
Swedish Orphan Biovitrum AB *	7,217	156,932
Thule Group AB	43,462	995,833
Wallenstam AB, B Shares	45,643	525,810
Wihlborgs Fastigheter AB	40,395	648,921
		69,787,310

Switzerland 3.7%
Allreal Holding AG	7,706	1,493,554
Alpiq Holding AG *(b)	5,687	414,375
ALSO Holding AG *	5,578	1,303,488
ams AG *	34,665	521,400
Arbonia AG *	51,688	465,391
Aryzta AG *	2,556,357	1,330,466
Autoneum Holding AG *(a)	8,274	802,252
Banque Cantonale Vaudoise	12,490	1,214,287
Barry Callebaut AG	968	1,946,681
Belimo Holding AG	153	1,151,442
BKW AG	14,329	1,142,502
Bobst Group S.A.	9,247	556,341
Bucher Industries AG	5,875	1,690,278
Burckhardt Compression Holding AG	2,316	475,398
Cembra Money Bank AG	13,165	1,301,152
Conzzeta AG	1,047	921,996
Daetwyler Holding AG	5,382	994,944
dormakaba Holding AG *	1,601	900,740
Dufry AG *	28,389	837,161
Emmi AG	1,367	1,181,024
EMS-Chemie Holding AG	2,702	1,998,304
Flughafen Zuerich AG *	9,811	1,350,072
Forbo Holding AG	621	886,866
Galenica AG *	37,931	2,803,269
GAM Holding AG *	616,768	1,529,240
Helvetia Holding AG	19,646	1,741,290
Huber & Suhner AG	12,598	865,481
Implenia AG	33,844	1,380,956
Inficon Holding AG	811	601,898
Komax Holding AG *(a)	2,483	389,237
Landis & Gyr Group AG *	16,632	1,094,142
Logitech International S.A.	55,741	3,288,644
Mobimo Holding AG *	3,101	882,818
OC Oerlikon Corp. AG	169,861	1,379,999
Pargesa Holding S.A.	38,291	2,889,661
Partners Group Holding AG	2,944	2,434,385
Security	Number of Shares	Value ($)
PSP Swiss Property AG	8,920	1,012,982
Rieter Holding AG	4,740	425,796
Schweiter Technologies AG	881	1,014,246
SFS Group AG	13,178	1,189,271
Siegfried Holding AG *	1,652	685,768
SIG Combibloc Group AG *	76,404	1,277,244
St. Galler Kantonalbank AG	265	117,646
Stadler Rail AG *(a)	3,392	143,490
Straumann Holding AG	1,266	1,025,240
Sulzer AG	19,236	1,522,742
Sunrise Communications Group AG *	32,105	2,698,531
Tecan Group AG	2,842	992,792
Temenos AG	5,758	879,253
u-blox Holding AG *	6,320	421,684
Valiant Holding AG	7,769	693,848
Valora Holding AG *	5,491	1,120,262
VAT Group AG *	7,404	1,334,832
Vetropack Holding AG *	2,185	136,463
Vifor Pharma AG	16,351	2,486,605
Vontobel Holding AG	13,661	831,150
Zur Rose Group AG *	1,052	211,342
		66,382,321

United Kingdom 9.1%
888 Holdings plc	291,106	552,798
AA plc	2,758,108	852,462
AG Barr plc	15,672	94,067
Airtel Africa plc	199,938	84,042
Ascential plc	127,769	432,181
Ashmore Group plc	147,463	781,374
Auto Trader Group plc	115,259	795,406
Avast plc	22,334	138,886
B&M European Value Retail S.A.	502,869	2,422,754
Bank of Georgia Group plc *	31,317	358,134
Beazley plc	285,552	1,356,334
Biffa plc	234,716	725,449
Big Yellow Group plc	38,682	478,226
Bodycote plc	183,407	1,371,814
Brewin Dolphin Holdings plc	172,996	598,850
Britvic plc	154,798	1,375,042
C&C Group plc	194,436	462,494
Capita plc *	1,713,327	716,583
Card Factory plc	654,539	296,574
Centamin plc	1,136,499	2,335,200
Cineworld Group plc	468,918	489,287
Clarkson plc	15,437	437,995
Close Brothers Group plc	120,145	1,601,210
Coats Group plc	914,561	609,432
Computacenter plc	83,356	1,652,971
ConvaTec Group plc	795,146	1,993,604
Costain Group plc (a)	286,648	272,875
Countryside Properties plc	222,460	799,780
Cranswick plc	49,612	2,262,047
Crest Nicholson Holdings plc	378,169	1,239,891
Daily Mail & General Trust plc N.V., Class A	186,299	1,649,102
Dechra Pharmaceuticals plc	15,258	524,782
Derwent London plc	21,693	788,480
DFS Furniture plc	60,975	126,644
Dignity plc *	76,475	223,129
Diploma plc	40,060	906,329
Domino's Pizza Group plc	209,631	931,964
Dunelm Group plc	67,294	886,865
Electrocomponents plc	251,101	1,972,822
Elementis plc	698,650	574,820
Equiniti Group plc	213,363	351,884
Essentra plc	326,150	1,173,368
Ferrexpo plc	443,749	965,000

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Forterra plc	30,602	73,775
Frasers Group plc *	339,181	1,285,664
Fresnillo plc	135,381	1,315,875
Games Workshop Group plc	7,876	775,073
Genus plc	18,340	790,860
Grafton Group plc	250,902	1,938,689
Grainger plc	218,470	775,171
Great Portland Estates plc	93,940	756,059
Greencore Group plc	512,930	857,985
Greggs plc	61,785	1,411,591
GVC Holdings plc	103,071	1,010,239
Halfords Group plc	737,017	1,669,271
Halma plc	82,314	2,371,120
Hammerson plc (a)	526,758	479,306
Hargreaves Lansdown plc	45,987	1,042,413
Hastings Group Holdings plc	59,217	134,706
Hikma Pharmaceuticals plc	64,508	2,050,405
Hill & Smith Holdings plc	49,921	787,513
Hiscox Ltd.	158,224	1,448,314
HomeServe plc	84,386	1,353,114
Howden Joinery Group plc	342,238	2,494,650
Hunting plc	187,392	387,125
Ibstock plc	316,854	719,602
IG Group Holdings plc	333,097	3,150,330
Indivior plc *	2,539,219	1,938,479
Intermediate Capital Group plc	128,102	2,011,331
Intu Properties plc *(a)	5,095,305	320,951
IWG plc	383,473	1,402,352
J.D. Wetherspoon plc	56,388	792,631
JD Sports Fashion plc	113,768	926,049
John Laing Group plc	218,725	953,465
Jupiter Fund Management plc	441,881	1,366,837
Just Group plc *	2,197,406	1,426,243
KAZ Minerals plc	147,029	861,054
Keller Group plc	181,004	1,425,449
Kier Group plc *(a)	1,118,927	1,140,555
Lancashire Holdings Ltd.	195,889	1,645,597
Man Group plc	1,252,652	2,205,283
Marshalls plc	77,067	619,307
Marston's plc	1,017,165	780,921
McCarthy & Stone plc *	620,287	547,539
Mediclinic International plc	303,134	1,014,863
Melrose Industries plc	839,261	1,194,772
Mitchells & Butlers plc *	316,971	709,287
Moneysupermarket.com Group plc	276,766	1,172,260
Morgan Advanced Materials plc	332,812	876,400
Morgan Sindall Group plc	61,641	929,723
National Express Group plc	452,602	1,213,109
Ocado Group plc *	41,058	1,112,152
OneSavings Bank plc	128,701	441,698
Pagegroup plc	324,536	1,497,368
Paragon Banking Group plc	160,809	704,179
PayPoint plc	44,858	412,607
Petra Diamonds Ltd. *	5,500,188	129,198
Petrofac Ltd.	470,448	994,562
Petropavlovsk plc *	655,587	201,815
Pets at Home Group plc	559,167	1,577,543
Phoenix Group Holdings plc	285,003	2,171,176
Playtech plc	476,651	1,559,834
Plus500 Ltd.	126,536	2,075,130
Polymetal International plc	159,563	3,209,547
Polypipe Group plc	114,171	609,766
Premier Oil plc *(a)	2,009,473	663,063
Provident Financial plc	488,203	1,182,988
PZ Cussons plc	225,975	493,373
QinetiQ Group plc	474,684	1,731,213
Quilter plc	388,356	621,761
Rank Group plc	33,236	58,840
Rathbone Brothers plc	20,903	372,647
Security	Number of Shares	Value ($)
Redde Northgate plc	425,392	1,001,337
Redrow plc	178,931	1,036,602
Renishaw plc	13,294	632,762
Rhi Magnesita N.V.	12,889	385,619
Rightmove plc	108,342	785,443
Rotork plc	417,195	1,370,939
Safestore Holdings plc	53,652	441,758
Saga plc	3,587,696	920,803
Savills plc	117,775	1,256,573
Schroders plc	56,402	2,060,516
Segro plc	177,333	1,840,712
Senior plc	648,063	496,744
Serco Group plc *	719,962	1,128,633
SIG plc	1,386,856	500,655
Signature Aviation plc	614,218	1,769,304
Softcat plc	8,130	115,186
Spectris plc	83,341	2,641,805
Speedy Hire plc	123,050	82,148
Spirax-Sarco Engineering plc	18,946	2,311,845
Spire Healthcare Group plc	695,352	816,681
Spirent Communications plc	78,559	241,349
SSP Group plc	211,933	731,016
ST Modwen Properties plc	115,688	481,279
St. James's Place plc	213,120	2,420,857
Stagecoach Group plc	932,863	780,783
SThree plc	41,338	119,588
Superdry plc	247,039	404,979
Synthomer plc	279,316	1,093,278
TalkTalk Telecom Group plc	860,759	964,658
Ted Baker plc (a)	81,039	153,589
Telecom Plus plc	49,856	894,969
The Go-Ahead Group plc	72,798	981,002
The Restaurant Group plc	663,274	500,204
The Unite Group plc	48,074	516,183
TI Fluid Systems plc	89,945	212,835
TP ICAP plc	275,705	1,158,904
Tullow Oil plc	595,308	164,344
Tyman plc	232,828	546,330
UDG Healthcare plc	153,538	1,391,374
Ultra Electronics Holdings plc	49,894	1,218,258
Vesuvius plc	320,788	1,460,245
Victrex plc	53,396	1,345,355
Vistry Group plc	239,455	2,263,213
WH Smith plc	74,078	973,524
William Hill plc	1,578,417	2,606,091
Wizz Air Holdings plc *	14,462	586,443
Workspace Group plc	7,552	68,297
		162,911,730
Total Common Stock
(Cost $1,921,979,150)		1,769,418,717

Preferred Stock 0.4% of net assets

Germany 0.4%
Draegerwerk AG & Co. KGaA *	27,869	2,210,305
Jungheinrich AG *	59,236	1,150,459
Sartorius AG *	3,664	1,358,821
Schaeffler AG	176,006	1,350,883
Sixt SE	15,652	855,726
Total Preferred Stock
(Cost $6,879,660)		6,926,194

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
Rights 0.0% of net assets

Australia 0.0%
Southern Cross Media Group Ltd. *(b)	1,715,311	165,101

Italy 0.0%
Davide Campari-Milano S.p.A. expires 06/21/20 *(b)	135,039	—

New Zealand 0.0%
SKY Network Television Ltd. *(b)	5,400,746	100,332

Sweden 0.0%
Scandic Hotels Group AB *(b)	97,461	193,350
Total Rights
(Cost $270,094)		458,783

Other Investment Companies 1.7% of net assets

United States 1.7%
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (c)	348,538	348,538
Security	Number of Shares	Value ($)
Securities Lending Collateral 1.7%
Wells Fargo Government Money Market Fund, Select Class 0.12% (c)	29,654,472	29,654,472
Total Other Investment Companies
(Cost $30,003,010)		30,003,010

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI EAFE Index, expires 06/19/20	155	13,373,400	994,827
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $26,828,274.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

CVA –	Dutch Certificate
REIT –	Real Estate Investment Trust

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$1,498,290,528	$—	$—	$1,498,290,528
Australia	91,860,151	—	33,233	91,893,384
Hong Kong	66,376,039	—	—*	66,376,039
Italy	39,809,611	—	151,552	39,961,163
Luxembourg	—	—	—*	—
Portugal	6,515,282	—	—*	6,515,282
Switzerland	65,967,946	—	414,375	66,382,321
Preferred Stock[1]	6,926,194	—	—	6,926,194
Rights[1]
Australia	—	—	165,101	165,101
Italy	—	—	—*	—
New Zealand	—	—	100,332	100,332
Sweden	—	—	193,350	193,350
Other Investment Companies[1]	30,003,010	—	—	30,003,010
Futures Contracts[2]	994,827	—	—	994,827
Total	$1,806,743,588	$—	$1,057,943	$1,807,801,531
*	Level 3 amount shown includes securities determined to have no value at May 31, 2020.
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.

Schwab Fundamental International Small Company Index ETF
Portfolio Holdings (Unaudited) continued

Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Strategic Trust
Schwab Fundamental Emerging Markets Large Company Index ETF

Portfolio Holdings as of May 31, 2020 (Unaudited)
The following are the portfolio holdings as of the report date. For more information, please refer to the fund’s semiannual or annual shareholder reports.

Security	Number of Shares	Value ($)
Common Stock 95.1% of net assets

Brazil 4.8%
Ambev S.A.	2,990,886	6,872,688
B3 S.A. - Brasil Bolsa Balcao	311,490	2,612,430
Banco Bradesco S.A.	992,968	3,254,374
Banco do Brasil S.A.	1,566,047	8,892,653
Banco Santander Brasil S.A.	255,226	1,198,332
BRF S.A. *	695,077	2,960,198
CCR S.A.	976,782	2,643,791
Centrais Eletricas Brasileiras S.A. *	201,871	1,064,161
Cia Brasileira de Distribuicao	224,305	2,601,081
Cia de Saneamento Basico do Estado de Sao Paulo	290,574	2,906,222
Cia Energetica de Minas Gerais	162,274	334,641
Cielo S.A.	1,870,510	1,408,626
Cogna Educacao	1,249,313	1,209,955
Embraer S.A. *	943,201	1,241,717
IRB Brasil Resseguros S.A.	253,543	387,473
Itau Unibanco Holding S.A.	139,300	562,730
JBS S.A.	1,379,373	5,579,869
Petrobras Distribuidora S.A. *	732,842	2,919,980
Petroleo Brasileiro S.A. *	3,057,682	11,732,815
Suzano S.A. *	254,706	1,775,546
Tim Participacoes S.A.	1,099,163	2,756,458
Ultrapar Participacoes S.A.	2,348,771	7,403,833
Vale S.A.	3,332,042	32,516,107
		104,835,680

Chile 0.8%
Banco de Chile	21,046,866	1,777,692
Cencosud S.A.	3,851,115	4,471,923
Empresas COPEC S.A.	737,452	4,625,103
Enel Americas S.A.	28,945,634	4,187,986
Falabella S.A.	621,579	1,439,698
Latam Airlines Group S.A. *	354,291	378,403
		16,880,805

China 31.3%
Agile Group Holdings Ltd.	2,293,924	2,358,738
Agricultural Bank of China Ltd., A Shares	2,893,100	1,373,013
Agricultural Bank of China Ltd., H Shares	37,506,572	15,145,861
Alibaba Group Holding Ltd. ADR *	111,483	23,120,459
Anhui Conch Cement Co., Ltd., A Shares	42,900	340,125
Anhui Conch Cement Co., Ltd., H Shares	752,032	5,632,236
BAIC Motor Corp., Ltd., H Shares	3,989,164	1,605,753
Baidu, Inc. ADR *	93,667	9,980,219
Bank of China Ltd., A Shares	1,779,300	856,842
Bank of China Ltd., H Shares	106,651,614	38,940,016
Bank of Communications Co., Ltd., A Shares	984,000	701,856
Bank of Communications Co., Ltd., H Shares	10,393,960	6,302,621
Security	Number of Shares	Value ($)
China Cinda Asset Management Co., Ltd., H Shares	16,702,423	3,081,469
China CITIC Bank Corp., Ltd., A Shares	266,800	186,948
China CITIC Bank Corp., Ltd., H Shares	13,350,588	5,804,603
China Communications Construction Co., Ltd., A Shares	171,900	184,036
China Communications Construction Co., Ltd., H Shares	7,822,286	4,975,341
China Construction Bank Corp., A Shares	328,800	292,350
China Construction Bank Corp., H Shares	116,891,717	91,842,415
China Everbright Bank Co., Ltd., A Shares	922,200	490,436
China Everbright Bank Co., Ltd., H Shares	3,923,140	1,589,299
China Evergrande Group	2,198,829	4,607,016
China Hongqiao Group Ltd.	1,749,203	769,550
China Huarong Asset Management Co., Ltd., H Shares	34,354,244	3,501,465
China Jinmao Holdings Group Ltd.	4,334,832	2,997,639
China Life Insurance Co., Ltd., A Shares	28,100	100,410
China Life Insurance Co., Ltd., H Shares	2,850,783	5,340,391
China Merchants Bank Co., Ltd., A Shares	237,500	1,121,165
China Merchants Bank Co., Ltd., H Shares	2,426,540	11,364,134
China Minsheng Banking Corp., Ltd., A Shares	941,000	747,367
China Minsheng Banking Corp., Ltd., H Shares	9,648,607	6,709,585
China Mobile Ltd.	7,395,316	51,617,417
China National Building Material Co., Ltd., H Shares	7,428,511	8,338,027
China Oriental Group Co., Ltd.	7,172,921	1,971,142
China Overseas Land & Investment Ltd.	3,315,326	10,094,400
China Pacific Insurance (Group) Co., Ltd., A Shares	64,800	255,792
China Pacific Insurance (Group) Co., Ltd., H Shares	1,298,248	3,567,628
China Petroleum & Chemical Corp., A Shares	2,159,600	1,247,975
China Petroleum & Chemical Corp., H Shares	96,687,149	44,782,204
China Railway Construction Corp., Ltd., A Shares	423,200	510,968
China Railway Construction Corp., Ltd., H Shares	3,958,124	3,538,872
China Railway Group Ltd., H Shares	7,465,932	4,074,428
China Resources Land Ltd.	1,821,313	7,178,572
China Resources Power Holdings Co., Ltd.	4,853,057	5,622,559
China Shenhua Energy Co., Ltd., A Shares	212,600	486,082
China Shenhua Energy Co., Ltd., H Shares	5,783,068	10,564,862

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
China State Construction Engineering Corp., Ltd., A Shares	1,245,000	868,904
China Telecom Corp., Ltd., H Shares	31,342,804	10,392,337
China Tower Corp., Ltd., H Shares	12,439,993	2,503,727
China Unicom Hong Kong Ltd.	13,055,933	7,563,042
China United Network Communications Ltd., A Shares	873,100	604,474
China Vanke Co., Ltd., A Shares	127,400	457,020
China Vanke Co., Ltd., H Shares	961,903	3,121,128
CITIC Ltd.	8,160,253	7,748,608
CNOOC Ltd.	20,195,760	22,486,055
Country Garden Holdings Co., Ltd.	4,320,151	5,339,575
CRRC Corp., Ltd., A Shares	429,400	350,032
CRRC Corp., Ltd., H Shares	3,614,286	1,688,004
Dongfeng Motor Group Co., Ltd., H Shares	4,488,902	2,814,613
ENN Energy Holdings Ltd.	306,294	3,572,310
Fosun International Ltd.	2,563,902	3,291,295
GCL-Poly Energy Holdings Ltd. *	74,793,556	2,151,847
Geely Automobile Holdings Ltd. (a)	2,300,042	3,145,458
Great Wall Motor Co., Ltd., A Shares	67,800	75,615
Great Wall Motor Co., Ltd., H Shares	4,632,385	2,934,461
Guangzhou R&F Properties Co., Ltd., H Shares	2,133,128	2,633,729
Haier Electronics Group Co., Ltd.	1,249,904	3,483,154
Hengan International Group Co., Ltd.	477,177	3,896,956
Huaneng Power International, Inc., A Shares	301,700	182,346
Huaneng Power International, Inc., H Shares	9,682,974	3,597,854
Industrial & Commercial Bank of China Ltd., A Shares	1,492,300	1,066,494
Industrial & Commercial Bank of China Ltd., H Shares	86,353,431	55,704,703
Industrial Bank Co., Ltd., A Shares	399,300	897,341
JD.com, Inc. ADR *	148,306	8,057,465
Jiangxi Copper Co., Ltd., A Shares	115,100	204,841
Jiangxi Copper Co., Ltd., H Shares	4,173,410	3,822,889
Kingboard Holdings Ltd.	1,499,193	3,616,941
Kunlun Energy Co., Ltd.	4,194,225	2,570,322
Legend Holdings Corp., H Shares	1,331,373	1,611,183
Longfor Group Holdings Ltd.	824,103	3,731,908
NetEase, Inc. ADR	18,927	7,247,148
PetroChina Co., Ltd., H Shares	48,530,169	16,654,657
PICC Property & Casualty Co., Ltd., H Shares	7,322,561	6,339,103
Ping An Insurance Group Co. of China Ltd., A Shares	73,100	721,490
Ping An Insurance Group Co. of China Ltd., H Shares	1,674,853	16,530,287
Postal Savings Bank of China Co., Ltd., H Shares	4,471,615	2,844,157
SAIC Motor Corp., Ltd., A Shares	272,200	680,861
Shanghai Pudong Development Bank Co., Ltd., A Shares	646,000	953,103
Shimao Property Holdings Ltd.	1,339,710	5,565,561
Sinopec Shanghai Petrochemical Co., Ltd., A Shares	297,800	147,981
Sinopec Shanghai Petrochemical Co., Ltd., H Shares	10,002,266	2,464,757
Sinopharm Group Co., Ltd., H Shares	1,432,381	3,522,279
Sunac China Holdings Ltd.	566,429	2,371,387
Tencent Holdings Ltd.	567,190	30,031,580
Vipshop Holdings Ltd. ADR *	236,359	4,098,465
Weichai Power Co., Ltd., A Shares	70,900	129,049
Weichai Power Co., Ltd., H Shares	1,362,317	2,358,701
		684,761,483

Security	Number of Shares	Value ($)
Colombia 0.2%
Bancolombia S.A.	233,942	1,575,174
Ecopetrol S.A.	5,860,651	3,141,082
		4,716,256

Czech Republic 0.2%
CEZ A/S	228,721	4,493,889

Egypt 0.1%
Commercial International Bank Egypt SAE GDR	637,878	2,462,209

Greece 0.4%
Alpha Bank AE *	3,137,077	1,936,687
Hellenic Telecommunications Organization S.A.	233,050	3,281,890
Motor Oil Hellas Corinth Refineries S.A.	123,592	2,062,163
Piraeus Bank S.A. *	1,525,003	2,400,316
		9,681,056

Hungary 0.4%
MOL Hungarian Oil & Gas plc	826,603	5,230,003
OTP Bank Nyrt *	113,607	3,783,751
		9,013,754

India 6.7%
Axis Bank Ltd.	592,384	3,015,730
Bharat Petroleum Corp., Ltd.	1,551,574	7,033,932
Bharti Airtel Ltd. *	1,068,179	7,806,202
Coal India Ltd.	1,858,034	3,472,008
Grasim Industries Ltd.	256,308	1,997,146
HCL Technologies Ltd.	620,709	4,516,822
Hero MotoCorp Ltd.	92,714	2,894,667
Hindalco Industries Ltd.	1,722,274	3,162,518
Hindustan Petroleum Corp., Ltd.	1,630,992	4,196,314
Housing Development Finance Corp., Ltd.	304,470	6,679,587
Indian Oil Corp., Ltd.	5,585,891	6,146,115
Infosys Ltd.	1,828,372	16,708,116
ITC Ltd.	1,229,657	3,209,268
JSW Steel Ltd.	1,123,575	2,737,011
Larsen & Toubro Ltd.	144,617	1,782,939
Mahindra & Mahindra Ltd.	409,106	2,360,781
Maruti Suzuki India Ltd.	54,011	4,007,669
NTPC Ltd.	2,474,793	3,202,466
Oil & Natural Gas Corp., Ltd.	6,551,364	7,208,417
Rajesh Exports Ltd.	364,573	2,351,376
Reliance Industries Ltd. GDR	580,585	22,323,493
State Bank of India *	1,326,716	2,830,070
Sun Pharmaceutical Industries Ltd.	556,969	3,493,198
Tata Consultancy Services Ltd.	328,761	8,575,296
Tata Motors Ltd. *	4,238,865	4,877,011
Tata Motors Ltd., A Shares, DVR *	1,495,695	714,061
Tata Steel Ltd.	579,701	2,263,108
Vedanta Ltd.	3,681,347	4,488,720
Wipro Ltd.	939,386	2,643,629
		146,697,670

Indonesia 1.1%
PT Astra International Tbk	17,636,023	5,757,962
PT Bank Central Asia Tbk	1,659,696	2,947,920
PT Bank Mandiri (Persero) Tbk	9,786,431	2,994,206

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
PT Bank Rakyat Indonesia (Persero) Tbk	21,671,536	4,375,841
PT Telekomunikasi Indonesia (Persero) Tbk	37,009,239	7,979,405
		24,055,334

Kuwait 0.5%
Kuwait Finance House KSCP	1,423,116	2,879,923
Mobile Telecommunications Co. KSC	2,532,026	4,327,478
National Bank of Kuwait SAKP	1,548,783	3,892,677
		11,100,078

Malaysia 1.7%
Axiata Group Berhad	4,683,372	4,093,574
CIMB Group Holdings Berhad	5,198,720	4,508,148
Genting Berhad	3,287,400	3,024,635
Malayan Banking Berhad	4,279,513	7,382,714
Petronas Chemicals Group Berhad	2,121,300	3,073,994
Public Bank Berhad	1,471,500	4,961,976
Tenaga Nasional Berhad	4,289,000	11,108,485
		38,153,526

Mexico 3.6%
Alfa S.A.B. de C.V., A Shares	7,654,649	4,060,849
America Movil S.A.B. de C.V., Series L	38,345,198	25,661,943
Cemex S.A.B. de C.V. ADR	3,179,708	7,631,299
Fomento Economico Mexicano S.A.B. de C.V.	1,444,693	9,789,815
Grupo Bimbo S.A.B. de C.V., Series A	2,481,429	3,887,579
Grupo Financiero Banorte S.A.B. de C.V., O Shares	1,727,849	5,250,753
Grupo Mexico S.A.B. de C.V., Series B	3,613,353	7,752,551
Grupo Televisa S.A.B., Series CPO *	2,459,029	2,919,088
Orbia Advance Corp. S.A.B. de C.V.	1,437,037	2,113,046
Wal-Mart de Mexico S.A.B. de C.V.	3,928,622	9,826,104
		78,893,027

Philippines 0.4%
PLDT, Inc. (b)	203,115	5,115,994
SM Investments Corp. (b)	152,542	2,749,709
		7,865,703

Qatar 0.5%
Ooredoo QPSC	2,051,140	3,548,512
Qatar National Bank QPSC	1,734,494	8,422,371
		11,970,883

Russia 11.8%
Alrosa PJSC	3,326,208	3,107,670
Gazprom PJSC	26,013,096	73,630,042
Inter RAO UES PJSC	82,121,915	5,747,502
LUKOIL PJSC	922,275	68,444,807
Magnit PJSC	213,422	11,299,323
MMC Norilsk Nickel PJSC	32,930	10,306,758
Mobile TeleSystems PJSC	1,914,346	8,671,855
NovaTek PJSC	388,662	5,664,770
Novolipetsk Steel PJSC	1,137,515	2,218,308
Rosneft Oil Co. PJSC	2,578,101	13,729,677
ROSSETI PJSC	132,487,572	3,100,199
Sberbank of Russia PJSC	8,266,570	23,462,882
Severstal PAO	277,100	3,666,097
Sistema PJSC	21,254,305	4,603,406
Surgutneftegas PJSC	12,135,946	6,804,880
Security	Number of Shares	Value ($)
Tatneft PJSC	1,277,645	9,621,959
VTB Bank PJSC	8,559,870,000	4,399,773
		258,479,908

Saudi Arabia 0.8%
Al Rajhi Bank	185,497	2,774,433
National Commercial Bank	136,527	1,358,911
Riyad Bank	158,567	692,082
Samba Financial Group	132,973	833,758
Saudi Arabian Oil Co.	87,955	772,459
Saudi Basic Industries Corp.	272,947	6,029,169
Saudi Electricity Co.	232,101	1,043,914
Saudi Telecom Co.	114,887	3,057,538
Yanbu National Petrochemical Co.	53,031	704,257
		17,266,521

South Africa 4.0%
Absa Group Ltd.	980,643	4,516,760
AngloGold Ashanti Ltd.	229,024	5,514,659
Aspen Pharmacare Holdings Ltd. *	501,412	3,972,729
Barloworld Ltd.	615,907	2,350,854
Bid Corp., Ltd.	288,747	4,034,056
FirstRand Ltd.	2,132,771	4,854,823
Gold Fields Ltd.	968,880	7,534,726
MTN Group Ltd.	3,996,125	12,217,654
Naspers Ltd., N Shares	27,386	4,331,383
Nedbank Group Ltd.	419,598	2,351,053
Old Mutual Ltd.	2,153,667	1,371,887
Remgro Ltd.	267,282	2,106,782
Sanlam Ltd.	1,017,339	3,264,464
Sappi Ltd. *	1,416,338	2,034,989
Sasol Ltd. *	1,281,810	6,580,096
Shoprite Holdings Ltd.	800,714	4,699,502
Standard Bank Group Ltd.	1,164,663	6,712,692
The Bidvest Group Ltd.	296,059	2,550,076
Vodacom Group Ltd.	684,845	4,903,598
Woolworths Holdings Ltd.	1,257,417	2,062,707
		87,965,490

Taiwan 20.3%
Acer, Inc.	6,473,470	3,525,104
ASE Technology Holding Co.,Ltd.	1,011,000	2,080,926
Asustek Computer, Inc.	1,807,176	12,669,793
AU Optronics Corp.	43,274,371	10,924,887
Catcher Technology Co., Ltd.	783,000	5,685,062
Cathay Financial Holding Co., Ltd.	5,311,840	7,085,402
Cheng Shin Rubber Industry Co., Ltd.	2,687,000	2,935,341
China Steel Corp.	13,456,088	8,873,623
Chunghwa Telecom Co., Ltd.	2,826,764	10,403,245
Compal Electronics, Inc.	16,924,000	10,765,975
CTBC Financial Holding Co., Ltd.	10,113,809	6,720,083
Delta Electronics, Inc.	1,632,696	7,504,148
Far Eastern New Century Corp.	5,467,061	4,898,050
Far EasTone Telecommunications Co., Ltd.	1,322,588	2,850,006
First Financial Holding Co., Ltd.	4,591,730	3,494,456
Formosa Chemicals & Fibre Corp.	3,298,882	7,910,725
Formosa Petrochemical Corp.	1,491,704	4,357,117
Formosa Plastics Corp.	2,814,704	7,780,864
Foxconn Technology Co., Ltd.	1,708,858	3,067,692
Fubon Financial Holding Co., Ltd.	7,136,116	10,077,313
Hon Hai Precision Industry Co., Ltd.	28,855,928	72,848,604
Innolux Corp.	57,306,000	11,871,551
Inventec Corp.	7,531,646	6,120,638
Largan Precision Co., Ltd.	28,300	3,614,671
Lite-On Technology Corp.	3,124,229	5,005,010

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

Security	Number of Shares	Value ($)
MediaTek, Inc.	942,046	14,526,804
Mega Financial Holding Co., Ltd.	5,572,548	5,707,106
Nan Ya Plastics Corp.	4,785,588	10,025,428
Pegatron Corp.	7,351,234	15,791,993
Pou Chen Corp.	4,000,000	3,936,719
President Chain Store Corp.	333,000	3,277,319
Quanta Computer, Inc.	4,397,058	10,251,259
Synnex Technology International Corp.	3,394,178	5,019,201
Taiwan Cement Corp.	3,470,414	4,918,105
Taiwan Mobile Co., Ltd.	964,000	3,451,457
Taiwan Semiconductor Manufacturing Co., Ltd.	9,481,352	92,208,319
Uni-President Enterprises Corp.	3,529,796	8,558,506
United Microelectronics Corp.	18,902,931	9,726,904
Walsin Lihwa Corp.	7,897,000	3,655,897
Wistron Corp.	8,258,934	7,866,961
WPG Holdings Ltd.	4,493,880	5,874,598
Yageo Corp.	244,000	3,010,891
Yuanta Financial Holding Co., Ltd.	4,903,000	2,653,580
		443,531,333

Thailand 3.1%
Advanced Info Service PCL NVDR	658,600	3,985,555
Charoen Pokphand Foods PCL NVDR	3,789,200	3,752,273
CP ALL PCL NVDR *	1,571,700	3,483,334
Kasikornbank PCL NVDR	1,376,000	4,152,656
Krung Thai Bank PCL NVDR	6,673,500	2,181,842
PTT Exploration & Production PCL NVDR	1,306,300	3,449,519
PTT Global Chemical PCL NVDR	4,243,100	5,735,721
PTT PCL NVDR	20,350,400	22,711,072
Thai Oil PCL NVDR	2,372,800	3,207,495
The Siam Cement PCL NVDR	886,700	9,561,085
The Siam Commercial Bank PCL NVDR	2,155,300	5,013,901
		67,234,453

Turkey 1.8%
Akbank T.A.S. *	4,612,022	3,847,014
BIM Birlesik Magazalar A/S	435,842	4,159,395
Eregli Demir ve Celik Fabrikalari T.A.S.	2,959,704	3,492,724
Haci Omer Sabanci Holding A/S	2,557,643	3,111,989
KOC Holding A/S	1,766,639	4,179,954
Tupras-Turkiye Petrol Rafinerileri A/S *	238,871	3,000,989
Turk Hava YollariI AO *	1,478,572	2,731,072
Turkcell Iletisim Hizmetleri A/S	2,448,337	5,082,233
Turkiye Garanti Bankasi A/S *	3,590,746	4,116,343
Turkiye Halk Bankasi A/S *	3,615,953	2,820,035
Turkiye Is Bankasi A/S, Class C *	2,680,913	1,945,396
		38,487,144

United Arab Emirates 0.6%
Abu Dhabi Commercial Bank PJSC	1,413,058	1,692,677
Emaar Properties PJSC *	3,468,623	2,360,796
Emirates Telecommunications Group Co. PJSC	1,368,007	5,824,872
First Abu Dhabi Bank PJSC	884,536	2,668,189
		12,546,534
Total Common Stock
(Cost $2,323,844,520)		2,081,092,736

Security	Number of Shares	Value ($)
Preferred Stock 4.5% of net assets

Brazil 3.0%
Banco Bradesco S.A.	3,727,050	13,004,290
Centrais Eletricas Brasileiras S.A., B Shares	143,331	810,197
Companhia Energetica de Minas Gerais	1,663,488	3,307,925
Gerdau S.A.	1,952,336	4,827,728
Itau Unibanco Holding S.A.	4,889,957	20,744,344
Metalurgica Gerdau S.A.	2,170,105	2,465,347
Petroleo Brasileiro S.A.	4,052,575	15,177,289
Telefonica Brasil S.A.	566,115	4,913,675
		65,250,795

Colombia 0.1%
Bancolombia S.A.	377,548	2,501,426

Russia 1.4%
Surgutneftegas PJSC	15,513,732	7,776,491
Tatneft PJSC	115,013	828,717
Transneft PJSC	12,764	23,326,773
		31,931,981
Total Preferred Stock
(Cost $133,548,634)		99,684,202

Other Investment Companies 0.1% of net assets

United States 0.1%
Money Market Fund 0.0%
State Street Institutional U.S. Government Money Market Fund, Premier Class 0.13% (c)	697,751	697,751
Securities Lending Collateral 0.1%
Wells Fargo Government Money Market Fund, Select Class 0.12% (c)	1,840,000	1,840,000
Total Other Investment Companies
(Cost $2,537,751)		2,537,751

	Number of Contracts	Notional Amount ($)	Current Value/ Unrealized Appreciation ($)
Futures Contracts
Long
MSCI Emerging Markets Index, expires 06/19/20	166	7,743,070	272,866
*	Non-income producing security.
(a)	All or a portion of this security is on loan. Securities on loan were valued at $1,572,700.
(b)	Fair-valued by management using significant unobservable inputs in accordance with procedures approved by the fund’s Board of Trustees.
(c)	The rate shown is the 7-day yield.

ADR –	American Depositary Receipt
DVR –	Differential Voting Rights
GDR –	Global Depositary Receipt
NVDR –	Non-Voting Depositary Receipt

Schwab Fundamental Emerging Markets Large Company Index ETF
Portfolio Holdings (Unaudited) continued

The following is a summary of the inputs used to value the fund’s investments as of May 31, 2020:
Description	Quoted Prices in Active Markets for Identical Assets (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets
Common Stock[1]	$2,073,227,033	$—	$—	$2,073,227,033
Philippines	—	—	7,865,703	7,865,703
Preferred Stock[1]	99,684,202	—	—	99,684,202
Other Investment Companies[1]	2,537,751	—	—	2,537,751
Futures Contracts[2]	272,866	—	—	272,866
Total	$2,175,721,852	$—	$7,865,703	$2,183,587,555
[1]	As categorized in Portfolio Holdings.
[2]	Futures contracts are valued at unrealized appreciation or depreciation.
Fund investments in underlying mutual funds are classified as Level 1, without consideration to the classification level of the investments held by the underlying mutual funds, which could be Level 1, Level 2 or Level 3.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings

Under procedures approved by the funds’ Board of Trustees (the Board), the investment adviser has formed a Pricing Committee to administer the pricing and valuation of portfolio securities and other assets and to ensure that prices used for internal purposes or provided by third parties reasonably reflect fair market value. Among other things, these procedures allow the funds to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.
The funds value the securities in their portfolios every business day. The funds use the following policies to value various types of securities:
•  Securities traded on an exchange or over-the-counter: Traded securities are valued at the closing value for the day, or, on days when no closing value has been reported, at the mean of the most recent bid and ask quotes. Securities that are primarily traded on foreign exchanges are valued at the official closing price or the last sales price on the exchange where the securities are principally traded with these values then translated into U.S. dollars at the current exchange rate, unless these securities are fair valued as discussed below.
•  Securities for which no quoted value is available: The Board has adopted procedures to fair value each fund’s securities when market prices are not “readily available” or are unreliable. For example, a fund may fair value a security when it is de-listed or its trading is halted or suspended; when a security’s primary pricing source is unable or unwilling to provide a price; or when a security’s primary trading market is closed during regular market hours. Each fund makes fair value determinations in good faith in accordance with the fund’s valuation procedures. The Pricing Committee considers a number of factors, including unobservable market inputs when arriving at fair value. The Pricing Committee may employ techniques such as the review of related or comparable assets or liabilities, related market activities, recent transactions, market multiples, book values, transactional back-testing, disposition analysis and other relevant information. The Pricing Committee regularly reviews these inputs and assumptions to calibrate the valuations. Due to the subjective and variable nature of fair value pricing, there can be no assurance that a fund could obtain the fair value assigned to the security upon the sale of such security. The Board convenes on a regular basis to review fair value determinations made by the funds pursuant to the valuation procedures.
•   Futures contracts: Futures contracts are valued at their settlement prices as of the close of their exchanges.
•   Underlying funds: Mutual funds are valued at their respective net asset values (NAVs).
In accordance with the authoritative guidance on fair value measurements and disclosures under generally accepted accounting principles in the United States of America (GAAP), the funds disclose the fair value of their investments in a hierarchy that prioritizes the significant inputs to valuation techniques used to measure the fair value. The hierarchy gives the highest priority to valuations based upon unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to valuations based upon unobservable inputs that are significant to the valuation (Level 3 measurements). If inputs used to measure the financial instruments fall within different levels of the hierarchy, the categorization is based on the lowest level input that is significant to the valuation. If the funds determine that either the volume and/or level of activity for an asset or liability has significantly decreased (from normal conditions for that asset or liability) or price quotations or observable inputs are not associated with orderly transactions, increased analysis and management judgment will be required to estimate fair value.
The three levels of the fair value hierarchy are as follows:
•  Level 1—quoted prices in active markets for identical securities—Investments whose values are based on quoted market prices in active markets, and whose values are therefore classified as Level 1 prices, include active listed equities and futures contracts. Investments in mutual funds are valued daily at their NAVs, which are classified as Level 1 prices, without consideration to the classification level of the specific investments held by an underlying fund.
•  Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)—Investments that trade in markets that are not considered to be active, but whose values are based on quoted market prices, dealer quotations or valuations provided by alternative pricing sources supported by observable inputs are classified as Level 2 prices. These generally include U.S. government and sovereign obligations, most government agency securities, investment-grade corporate bonds, certain mortgage products, less liquid listed equities, and state, municipal and provincial obligations.
•  Level 3—significant unobservable inputs (including the funds’ own assumptions in determining the fair value of investments)—Investments whose values are classified as Level 3 prices have significant unobservable inputs, as they may trade infrequently or not at all. When observable prices are not available for these securities, the funds use one or more valuation techniques for which sufficient and reliable data is available. The inputs used by the funds in estimating the value of Level 3 prices may include the original transaction price, quoted prices for similar securities or assets in active markets, completed or pending third-party transactions in the underlying investment or comparable issuers, and changes in financial ratios or cash flows. Level 3 prices may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the funds in the absence of market information. Assumptions used by the funds due to the lack of observable inputs may significantly impact the resulting fair value and therefore the funds’ results of operations.

Schwab Fundamental Index ETFs
Notes to Portfolio Holdings (continued)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
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